    As filed with the Securities and Exchange Commission on December 28, 1998


                                                               File Nos. 2-87509
                                                                        811-3893

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549


                                    FORM N-1A
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 23

                                       AND

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 25

                           CITIFUNDS TAX FREE RESERVES
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

             21 MILK STREET, 5TH FLOOR, BOSTON, MASSACHUSETTS 02109
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679

   PHILIP W. COOLIDGE, 21 MILK STREET, 5TH FLOOR, BOSTON, MASSACHUSETTS 02109
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
             ROGER P. JOSEPH, BINGHAM DANA LLP, 150 FEDERAL STREET,
                           BOSTON, MASSACHUSETTS 02110



         It is proposed that this filing will become effective on January 4, 1999 pursuant to paragraph (b) of Rule 485.

         Tax Free Reserves Portfolio has executed this Registration Statement.

                                                                      PROSPECTUS

                                                              JANUARY 4, 1999

CitiFunds(SM)
Money Market Funds

CITIBANK, N.A., INVESTMENT ADVISER


CITIFUNDS(SM) CASH RESERVES
CITIFUNDS(SM) U.S. TREASURY RESERVES
CITIFUNDS(SM) TAX FREE RESERVES
CITIFUNDS(SM) CALIFORNIA TAX FREE RESERVES
CITIFUNDS(SM) CONNECTICUT TAX FREE RESERVES
CITIFUNDS(SM) NEW YORK TAX FREE RESERVES




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus, and any representation to the contrary is a criminal offense.

Table of Contents


FUNDS AT A GLANCE ......................................................     3
   CITIFUNDS CASH RESERVES .............................................     4
   CITIFUNDS U.S. TREASURY RESERVES ....................................    12
   CITIFUNDS TAX FREE RESERVES .........................................    19
   CITIFUNDS CALIFORNIA TAX FREE RESERVES ..............................    26
   CITIFUNDS CONNECTICUT TAX FREE RESERVES .............................    34
   CITIFUNDS NEW YORK TAX FREE RESERVES ................................    42

YOUR CITIFUNDS(SM) ACCOUNT .............................................    50
   HOW TO BUY SHARES ...................................................    50
   HOW THE PRICE OF YOUR SHARES IS CALCULATED                               51
   HOW TO SELL SHARES ..................................................    51
   EXCHANGES ...........................................................    52
   DIVIDENDS ...........................................................    53
   RETIREMENT ACCOUNTS .................................................    54
   CLASSES OF SHARES OF CASH RESERVES ..................................    54
   TAX MATTERS .........................................................    57

MANAGEMENT OF THE FUNDS ................................................    61
   INVESTMENT ADVISER ..................................................    61
   ADVISORY FEES .......................................................    62
   DISTRIBUTION ARRANGEMENTS ...........................................    62

MORE ABOUT THE FUNDS ...................................................    64
   THE PRINCIPAL INVESTMENT STRATEGIES .................................    64
   RISKS ...............................................................    70

FINANCIAL HIGHLIGHTS ...................................................   A-1

APPENDIX ...............................................................   B-1
   TAXABLE EQUIVALENT YIELD TABLES

                                                               FUNDS AT A GLANCE


Funds at a Glance

          Each of the Funds described in this prospectus is a money market fund. Money market funds must follow strict rules about the quality, maturity and other features of securities they purchase. The Funds also try to maintain a share price of $1.00 while paying income to shareholders. However, no money market fund guarantees that you will receive your money back.

          Each Fund has its own goals and investment strategies, and each offers a different mix of investments. Of course, there is no assurance that any Fund will achieve its investment goals.

          The four Tax Free Funds invest primarily in high quality municipal securities and most of the dividends they pay are exempt from federal and, in certain cases, state income taxes. These Funds are all non-diversified mutual funds, which means that they may invest relatively high percentages of their assets in a limited number of issuers. As a result, these Funds have more risk than broadly diversified money market funds.

CitiFunds Cash Reserves

          This summary briefly describes CitiFunds Cash Reserves and the principal risks of investing in it. For more information, see "More About the Funds" on page 64.


          FUND GOAL

          The Fund's goal is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

          MAIN INVESTMENT STRATEGIES

          Cash Reserves invests only in high quality, short-term money market instruments denominated in U.S. dollars. These include:

            o short-term obligations of the U.S. government and its agencies and instrumentalities, and repurchase agreements for these obligations;

            o obligations of U.S. and non- U.S. banks;

            o obligations issued or guaranteed by the governments of Western
              Europe, Australia, Japan and Canada; and

            o commercial paper and asset backed securities.

                                                         CITIFUNDS CASH RESERVES


          The Fund invests at least 25%, and may invest up to 100%, of its assets in bank obligations, such as certificates of deposit, fixed time deposits and bankers' acceptances.

          MAIN RISKS

          The principal risks of investing in Cash Reserves are described below. See page 70 for more information about risks.

            o The amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.

            o A major change in interest rates, a default on an investment held by the Fund or a significant decline in the value of a Fund investment could cause the value of your investment in the Fund, or its yield, to decline.

            o Non-U.S. securities are subject to additional risks, such as adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations and the different characteristics of overseas economies and markets. There may be rapid changes in the value of these securities.

            o The Fund concentrates in bank obligations. This means that the value of the Fund's investments could decline as a result of adverse events affecting the banking industry. Banks are sensitive to changes in money market and general economic conditions, as well as to decisions by regulators that can affect their profitability.

            o An investment in the Fund is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

            o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

          WHO MAY WANT TO INVEST

          You should keep in mind that an investment in Cash Reserves is not a complete investment program.

          You should consider investing in Cash Reserves if:


            o You're seeking current income and a stabilized share price.

            o You want to be able to convert your investment to cash quickly with reduced risk to principal.

            o You're seeking higher returns than are usually available from U.S.
              Treasury money market funds.

          Don't invest in Cash Reserves if:

            o You're seeking long term growth of capital or high current income and you can tolerate daily share price fluctuation.

          If you would prefer an investment with dividends taxed at lower rates, consider the Tax Free Funds.

Fund Performance


          The following bar chart and table can help you evaluate the risks of investing in the Fund, and how its returns have varied over time. The bar chart shows the Fund's performance over ten recent calendar years. The table compares the average annual returns for the Fund over the last ten calendar years to the performance of the IBC Financial Data 1st Tier Taxable Money Market Funds Average. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. For current yield information, please call 800-625-4554 toll free, or contact your account representative.

          YEAR-BY-YEAR TOTAL RETURNS

          This bar chart shows how the Fund's performance has varied from year to year and gives an indication of the risk of investing in the Fund. The Fund offers three classes of shares and the chart shows the performance of the Class N shares. The chart and the related information do not take into account any sales charges that you may be required to pay upon the sale of shares of other classes of the Fund but do include reinvestment of dividends. Any sales charges will reduce your return.

--------------------------------------------------------------------------------
                             CITIFUNDS CASH RESERVES

                         1988                     7.04%
                         1989                     8.83%
                         1990                     7.88%
                         1991                     5.87%
                         1992                     3.30%
                         1993                     2.71%
                         1994                     3.84%
                         1995                     5.59%
                         1996                     4.97%
                         1997                     5.14%

As of September 30, 1998, the Class N Shares had a year-to-date return of 3.82%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART
 ..............................................................................
                                                    Quarter Ending
 ..............................................................................
Highest  2.26%                                       June 30, 1989
 ..............................................................................
Lowest   0.64%                                      March 31, 1993
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS

          (for periods ending December 31, 1997)

          This table shows how the Fund's average annual total returns for the periods indicated compare with those of the IBC Financial Data 1st Tier Taxable Money Market Funds Average, and gives another indication of the risk of investing in the Fund. Because they are newly offered and have no performance history, the Class A and B shares are not included in the table below.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
AS OF DECEMBER 31, 1997
 ..............................................................................
                                              1 Year     5 Years    10 Years
 ..............................................................................
Class N
  CitiFunds Cash Reserves                     5.14%       4.44%       5.50%
 ..............................................................................
IBC Financial Data 1st Tier Taxable
  Money Market Funds Average                  4.94%       4.27%       5.31%
--------------------------------------------------------------------------------

Fund Fees and Expenses


        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
SHAREHOLDER FEES

FEES PAID DIRECTLY FROM YOUR INVESTMENT
 ..............................................................................
SHARE CLASS (for class description, see p. 53)   Class A   Class B   Class N
 ..............................................................................
Maximum Sales Charge (Load) Imposed on
Purchases                                          None      None      None
 ..............................................................................
Maximum Deferred Sales Charge (Load)               None(1)   5.00%(2)  None
 ..............................................................................

Maximum Sales Charge (Load) Imposed on

Reinvested Dividends                               None      None      None
 ..............................................................................
Redemption Fee                                     None      None      None
 ..............................................................................
Exchange Fee                                       None      None      None

(1) Except that if your Class A shares were received in exchange for Class A shares of another CitiFund that were subject to a deferred sales charge, you may be subject to that deferred sales charge.

(2) Class B shares have a contingent deferred sales charge (CDSC) which is deducted from your sale proceeds if you sell your Class B shares within five years of your original purchase of Class B shares. Your actual CDSC will be the highest CDSC applicable to any CitiFund from which you have exchanged. The maximum applicable CDSC, as a percentage of offering price, is shown below:

                                                      CDSC ON SHARES
  SALE DURING                                           BEING SOLD
1st year since purchase                                     5%
2nd year since purchase                                     4%
3rd year since purchase                                     3%
4th year since purchase                                     2%
5th year since purchase                                     1%
6th year since purchase                                    None
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)

EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

 ..............................................................................
                                                 CLASS A   CLASS B   CLASS N
 ..............................................................................
Management Fees                                   0.15%     0.15%     0.15%
 ..............................................................................
Distribution and Service (12b-1) Fees             0.20%     0.75%     0.20%
 ..............................................................................

Other Expenses (administrative, shareholder
  servicing and other expenses)                   0.69%     0.69%     0.69%
 ..............................................................................
TOTAL ANNUAL FUND OPERATING EXPENSES*             1.04%     1.59%     1.04%
------------------------------------------------------------------------------

* Because some of the Fund's expenses were waived or reimbursed, actual total operating expenses for the Class N shares for the prior year were and for Class A and Class B shares would have been:
                                                  0.70%     1.45%     0.70%

 These fee waivers and reimbursements may be reduced or terminated at any time.

 (1) The Fund invests in securities through an underlying mutual fund. This table reflects the expenses of both the Fund and Cash Reserves
     Portfolio, that underlying fund.
--------------------------------------------------------------------------------

          EXAMPLE

          This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses as shown in the table above remain the same. The assumption of a 5% return is required by the SEC for purposes of this example. It is not a prediction of the Fund's future performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------------------
CITIFUNDS CASH RESERVES

 ..............................................................................
                                    1 Year     3 Years    5 Years   10 Years
 ..............................................................................
Class A                              $106       $332       $578      $1,287
 ..............................................................................
Class B                              $662       $808       $966      $1,686
 ..............................................................................
Class N                              $106       $332       $578      $1,287
 ..............................................................................
If you do not redeem your shares your costs would be:

 ..............................................................................
                                    1 Year     3 Years    5 Years   10 Years
 ..............................................................................
Class A                              $106       $332       $578      $1,287
 ..............................................................................
Class B                              $162       $502       $866      $1,686
 ..............................................................................
Class N                              $106       $332       $578      $1,287

--------------------------------------------------------------------------------

                                                CITIFUNDS U.S. TREASURY RESERVES


CitiFunds U.S. Treasury Reserves


          This summary briefly describes CitiFunds U.S. Treasury
          Reserves and the principal risks of investing in it. For more information, see "More About the Funds" on page 64.


          FUND GOAL

          The Fund's goal is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital. Of course, there is no assurance that the Fund will achieve its goal.

          MAIN INVESTMENT STRATEGIES

          U.S. Treasury Reserves invests in:

           o U.S. Treasury bills, notes and bonds;

           o Treasury receipts; and

           o securities issued by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government.


          MAIN RISKS

          The principal risks of investing in U.S. Treasury Reserves are described below. See page 70 for more information about risks.

           o The amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the return on your investment) than investing in lower quality or longer term instruments.


           o A major change in interest rates could cause the value of your investment in the Fund to decline.


           o An investment in the Fund is not a deposit of Citibank and is not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation or any other government agency.


           o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

          WHO MAY WANT TO INVEST


          You should keep in mind that an investment in U.S. Treasury Reserves is not a complete investment program.

          You should consider investing in U.S. Treasury Reserves if:


           o You're seeking current income and a stabilized share price.

           o You want to be able to convert your investment to cash quickly with reduced risk to principal.

           o You want the added safety of a fund that invests only in U.S. government securities.


          Don't invest in U.S. Treasury Reserves if:


           o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

          If you would prefer an investment with dividends taxed at lower rates, consider the Tax Free Funds.

Fund Performance


          The following bar chart and table can help you evaluate the risks of investing in the Fund, and how its returns have varied over time. The bar chart shows the Fund's performance over six recent calendar years. The table compares the average annual returns for the Fund for the periods indicated to the performance of the IBC Financial Data 100% U.S. Treasury Rated Money Market Funds Average. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. For current yield information, please call 800-625-4554 toll free, or contact your account representative.


          YEAR-BY-YEAR TOTAL RETURNS

          This bar chart shows how the Fund's performance has varied from year to year and gives an indication of the risk of investing in the Fund.

--------------------------------------------------------------------------------
                        CITIFUNDS U.S. TREASURY RESERVES

                         1992                     3.16%
                         1993                     2.54%
                         1994                     3.44%
                         1995                     5.09%
                         1996                     4.59%
                         1997                     4.64%

As of September 30, 1998, the Fund had a year-to-date return of 3.46%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART
 ..............................................................................
                                                    Quarter Ending
 ..............................................................................
Highest  1.31%                                       June 30, 1995
 ..............................................................................
Lowest   0.61%                                       June 30, 1993
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS
          (for periods ending December 31, 1997)

          This table shows how the Fund's average annual total returns for the periods indicated compare with those of the IBC
          Financial Data 100% U.S. Treasury Rated Money Market Funds Average, and gives another indication of the risk of investing in the Fund.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
AS OF DECEMBER 31, 1997
 ..............................................................................
                                                                     Since
                                                                   Inception
                                            1 Year     5 Years    May 3, 1991
 ..............................................................................
CITIFUNDS U.S. TREASURY
  RESERVES                                  4.64%       4.06%        4.04%
 ..............................................................................
IBC Financial Data 100% U.S. Treasury
  Rated Money Market Funds Average          4.67%       4.11%         -- *
 ..............................................................................
*Information regarding performance for this period is not available.
--------------------------------------------------------------------------------


Fund Fees and Expenses


        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT


 ..............................................................................
Maximum Sales Charge (Load) Imposed on Purchases            None
 ..............................................................................
Maximum Deferred Sales Charge (Load)                        None
 ..............................................................................
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends                                                   None
 ..............................................................................
Redemption Fee                                              None
 ..............................................................................
Exchange Fee                                                None
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

 ..............................................................................
Management Fees                                            0.15%
 ..............................................................................
Distribution (12b-1) Fees                                  0.20%
 ..............................................................................
Other Expenses (administrative, shareholder
  servicing and other expenses)                            0.71%
 ..............................................................................
TOTAL ANNUAL FUND OPERATING EXPENSES*                      1.06%
--------------------------------------------------------------------------------

* Because some of the Fund's expenses were waived or
  reimbursed, actual total operating expenses for the
  prior year were:                                         0.70%
These fee waivers and reimbursements may be reduced or terminated at any time.
(1) The Fund invests in securities through an underlying mutual fund. This table reflects the expenses of both the Fund and U.S. Treasury Reserves Portfolio, that underlying fund.

--------------------------------------------------------------------------------

          EXAMPLE


          This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses as shown in the table above remain the same. The assumption of a 5% return is required by the SEC for purposes of this example. It is not a prediction of the Fund's future performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
CITIFUNDS U.S. TREASURY RESERVES
 ...............................................................................
                          1 Year               3 Years     5 Years     10 Years
 ...............................................................................
                           $108                  $339        $589       $1,312
--------------------------------------------------------------------------------

                                                     CITIFUNDS TAX FREE RESERVES

CitiFunds Tax Free Reserves


          This summary briefly describes CitiFunds Tax Free Reserves and the principal risks of investing in it. For more information, see "More About the Funds" on page 64.

          FUND GOALS


          The Fund's goals are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

          MAIN INVESTMENT STRATEGIES

           o Under normal market conditions, Tax Free Reserves invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other political or public entities or agencies or qualifying issuers. The interest paid on these debt securities is free from federal income tax.


           o The Fund invests more than 25% of its assets in participation interests in municipal obligations that are secured by bank letters of credit or guarantees.

           o The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

          MAIN RISKS

          The principal risks of investing in Tax Free Reserves are described below. See page 70 for more information about risks.


           o The Fund is a non-diversified fund, which means that it may invest a relatively high percentage of its assets in the securities of a limited number of issuers. The Fund also may invest 25% or more of its assets in issuers located in the same state, that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular economic, business, regulatory or political event.


           o The amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


           o A major change in interest rates, a default on an investment held by the Fund or a significant decline in the value of a Fund investment could cause the value of your investment in the Fund, or its yield, to decline.


           o The Fund concentrates in participation interests issued by banks and secured by bank letters of credit or guarantees. This means that the value of the Fund's investments could decline as a result of adverse events affecting the banking industry. Banks are sensitive to changes in money market and general economic conditions, as well as to decisions by regulators that can affect their profitability.


           o An investment in the Fund is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

           o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

          WHO MAY WANT TO INVEST

          You should keep in mind that an investment in Tax Free
          Reserves is not a complete investment program.


          You should consider investing in Tax Free Reserves if:


           o You're seeking tax-exempt income from your investment.*

           o You're seeking current income and a stabilized share price.

           o You want to be able to convert your investment to cash quickly with reduced risk to principal.

          Don't invest in Tax Free Reserves if:

           o You don't need your income to be tax-exempt, or you're investing through a tax-deferred vehicle -- such as an IRA account.

           o You're seeking long term growth of capital or high current income and you can tolerate daily share price fluctuation.

          ----------
          *Some income may be subject to tax. Consult your personal tax adviser.

Fund Performance


          The following bar chart and table can help you evaluate the risks of investing in the Fund, and how its returns have varied over time. The bar chart shows the performance of the Fund over ten recent calendar years. The table compares the average annual returns for the Fund over the last ten calendar years to the performance of the IBC Financial Data General Purpose Tax Free Money Market Funds Average. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. For current yield information, please call 800-625-4554 toll free, or contact your account representative.


          YEAR-BY-YEAR TOTAL RETURNS

          This bar chart shows how the Fund's performance has varied from year to year and gives an indication of the risk of investing in the Fund.

--------------------------------------------------------------------------------
                           CITIFUNDS TAX FREE RESERVES

                         1988                     4.65%
                         1989                     5.95%
                         1990                     5.39%
                         1991                     4.24%
                         1992                     2.60%
                         1993                     1.92%
                         1994                     2.35%
                         1995                     3.34%
                         1996                     2.91%
                         1997                     3.12%

      As of September 30, 1998, the Fund had a year-to-date return of 2.25%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART
 ..............................................................................
                                                    Quarter Ending
 ..............................................................................
Highest  1.54%                                       June 30, 1989
 ..............................................................................
Lowest   0.43%                                      March 31, 1994


          AVERAGE ANNUAL TOTAL RETURNS
          (for periods ending December 31, 1997)


          This table shows how the Fund's average annual total returns for the periods indicated compare with those of the IBC
          Financial Data General Purpose Tax Free Money Market Funds Average, and gives another indication of the risk of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURN
AS OF DECEMBER 31, 1997

 ..............................................................................
                                              1 Year     5 Years    10 Years
 ..............................................................................
CITIFUNDS TAX FREE RESERVES                   3.12%       2.73%       3.68%
 ..............................................................................
IBC Financial Data General Purpose Tax
  Free Money Market Funds Average             3.07%       2.72%       3.61%


Fund Fees and Expenses


        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT

 ..............................................................................
Maximum Sales Charge (Load) Imposed on Purchases                     None
 ..............................................................................
Maximum Deferred Sales Charge (Load)                                 None
 ..............................................................................
Maximum Sales Charge (Load) Imposed on Reinvested Dividends          None
 ..............................................................................
Redemption Fee                                                       None
 ..............................................................................
Exchange Fee                                                         None
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

 ..............................................................................
Management Fees                                           0.20%
 ..............................................................................
Distribution (12b-1) Fees                                 0.20%
 ..............................................................................
Other Expenses (administrative, shareholder
  servicing and other expenses)                           0.62%
 ..............................................................................
TOTAL ANNUAL FUND OPERATING EXPENSES*                     1.02%
--------------------------------------------------------------------------------

*Because some of the Fund's expenses were waived or
 reimbursed, actual total operating expenses for the
 prior year were:                                         0.65%
These fee waivers and reimbursements may be reduced or terminated at any time.
(1) The Fund invests in securities through an underlying mutual fund. This table reflects the expenses of both the Fund and Tax Free Reserves Portfolio, that underlying fund.


--------------------------------------------------------------------------------

          EXAMPLE


          This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses as shown in the table above remain the same. The assumption of a 5% return is required by the SEC for purposes of this example. It is not a prediction of the Fund's future performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------

CITIFUNDS TAX FREE RESERVES

 ...............................................................................
                          1 Year               3 Years     5 Years     10 Years
 ...............................................................................
                           $104                  $326        $566       $1,263
--------------------------------------------------------------------------------

                                          CITIFUNDS CALIFORNIA TAX FREE RESERVES

CitiFunds California Tax Free Reserves


          This summary briefly describes CitiFunds California Tax Free Reserves and the principal risks of investing in it. For more information, see "More About the Funds" on page 64.

          FUND GOALS


          The Fund's goals are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

          MAIN INVESTMENT STRATEGIES

           o Under normal market conditions, California Tax Free Reserves invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other political or public entities or agencies or qualifying issuers. The interest paid on these debt securities is free from federal income tax.

           o Under normal market conditions, the Fund invests at least 65% of its assets in municipal obligations that pay interest that is exempt from both federal and California personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

           o When acceptable California municipal obligations are not available, the Fund may purchase other municipal obligations. The interest on these securities may be subject to California personal income taxes.

           o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are secured by bank letters of credit or guarantees.


           o The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

          MAIN RISKS

          The principal risks of investing in California Tax Free
          Reserves are described below. See page 70 for more information about risks.


           o The Fund is a non-diversified fund, which means that it may invest a relatively high percentage of its assets in the securities of a limited number of issuers. The Fund also may invest 25% or more of its assets in issuers located in the same state, that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular economic, business, regulatory or political event.


           o Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in California, the Fund is more exposed to events that adversely affect issuers in California. As a result, this Fund has more risk than a broadly diversified money market fund.

           o Issuers of California municipal obligations experienced severe financial difficulties in the early 1990's. Although California's economy has been recovering, there is no assurance that this will continue. Recent global economic events have begun to hurt the earnings of companies in California. If California were to experience economic difficulties again, the value of your investment in the Fund could decline. The Fund also could have difficulty in finding high quality California municipal obligations available for investment. This could cause the amount of the Fund's income that is subject to California tax to increase. Because many municipal issuers depend on real estate as a source of revenue, dislocations in the real estate market may cause the Fund similar problems, as could any legislative initiatives resulting in the reduction of state revenues or allocations of revenues to local governments.

           o The amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


           o A major change in interest rates, a default on an investment held by the Fund, or a significant decline in the value of a Fund investment could cause the value of your investment in the Fund, or its yield, to decline.


           o The Fund may concentrate in participation interests issued by banks and secured by bank letters of credit or guarantees. This means that the value of the Fund's investments could decline as a result of adverse events affecting the banking industry. Banks are sensitive to changes in money market and general economic conditions, as well as to decisions by regulations that can affect their profitability.


           o An investment in the Fund is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

           o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

          WHO MAY WANT TO INVEST


          You should keep in mind that an investment in California Tax Free Reserves is not a complete investment program.

          You should consider investing in California Tax Free Reserves if:


           o You're seeking tax-exempt income from your investment.*

           o You're seeking current income and a stabilized share price.

           o You want to be able to convert your investment to cash quickly with reduced risk to principal.

           o Your income is subject to California personal income tax.

          Don't invest in California Tax Free Reserves if:

           o You don't need your income to be tax-exempt, or you're investing through a tax- deferred vehicle -- such as an IRA account.

           o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

          ----------
          *Some income may be subject to tax. Consult your personal tax adviser.

Fund Performance


          The following bar chart and table can help you evaluate the risks of investing in the Fund, and how its returns have varied over time. The bar chart shows the Fund's performance over five recent calendar years. The table compares the average annual returns for the Fund for the periods indicated to the performance of the IBC Financial Data California Tax Free Money Market Funds Average. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. For current yield information, please call 800-625-4554 toll free, or contact your account representative.


          YEAR-BY-YEAR TOTAL RETURNS

          This bar chart shows how the Fund's performance has varied from year to year and gives an indication of the risk of investing in the Fund.

--------------------------------------------------------------------------------
                     CITIFUNDS CALIFORNIA TAX FREE RESERVES

                         1993                     2.30%
                         1994                     2.66%
                         1995                     3.57%
                         1996                     2.93%
                         1997                     3.02%

      As of September 30, 1998, the Fund had a year-to-date return of 2.15%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART


 ..............................................................................
                                                    Quarter Ending
 ..............................................................................
Highest  0.92%                                       June 30, 1995
 ..............................................................................
Lowest   0.53%                                      March 31, 1994
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS
          (for periods ending December 31, 1997)


          This table shows how the Fund's average annual total returns for the periods indicated compare with those of the IBC
          Financial Data California Tax Free Money Market Funds Average, and gives another indication of the risk of investing in the Fund.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 1997

 ..............................................................................
                                                               Since Inception
                                          1 Year     5 Years   March 10, 1992
 ..............................................................................
CITIFUNDS CALIFORNIA TAX FREE RESERVES    3.02%       2.90%         2.88%
 ..............................................................................
IBC Financial Data California Tax Free
  Money Market Funds Average              2.99%       2.70%          -- *
 ..............................................................................
*Information regarding performance for this period is not available.
--------------------------------------------------------------------------------


Fund Fees and Expenses

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT


 ..............................................................................
Maximum Sales Charge (Load) Imposed on Purchases                   None
 ..............................................................................
Maximum Deferred Sales Charge (Load)                               None
 ..............................................................................
Maximum Sales Charge (Load) Imposed on Reinvested Dividends        None
 ..............................................................................
Redemption Fee                                                     None
 ..............................................................................
Exchange Fee                                                       None
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

 ..............................................................................
Management Fees                                            0.20%
 ..............................................................................
Distribution (12b-1) Fees                                  0.20%
 ..............................................................................
Other Expenses (administrative, shareholder
  servicing and other expenses)                            0.60%
 ..............................................................................
TOTAL ANNUAL FUND OPERATING EXPENSES*                      1.00%
--------------------------------------------------------------------------------
* Because some of the Fund's expenses were waived or
  reimbursed, actual total operating expenses for the
  prior year were:                                         0.65%
These fee waivers and reimbursements may be reduced or terminated at any time.
--------------------------------------------------------------------------------


          EXAMPLE


          This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses as shown in the table above remain the same. The assumption of a 5% return is required by the SEC for purposes of this example. It is not a prediction of the Fund's future performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
CITIFUNDS CALIFORNIA TAX FREE RESERVES
 ..............................................................................
                         1 Year               3 Years     5 Years     10 Years
 ..............................................................................
                          $102                  $319        $555       $1,238
--------------------------------------------------------------------------------

                                         CITIFUNDS CONNECTICUT TAX FREE RESERVES

CitiFunds Connecticut Tax Free Reserves


          This summary briefly describes CitiFunds Connecticut Tax Free Reserves and the principal risks of investing in it. For more information, see "More About the Funds" on page 64.

          FUND GOALS


          The Fund's goals are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

          MAIN INVESTMENT STRATEGIES

           o Under normal market conditions, Connecticut Tax Free Reserves invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other political or public entities or agencies or qualifying issuers. The interest paid on these debt securities is free from federal income tax.

           o Under normal market conditions, the Fund invests at least 65% of its assets in municipal obligations that pay interest that is exempt from both federal and Connecticut personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

           o When acceptable Connecticut municipal obligations are not available, the Fund may purchase other municipal obligations. The interest on these securities may be subject to Connecticut personal income taxes.

           o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are secured by bank letters of credit or guarantees.


           o The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

          MAIN RISKS

          The principal risks of investing in Connecticut Tax Free Reserves are described below. See page 70 for more information about risks.


           o The Fund is a non-diversified fund, which means that it may invest a relatively high percentage of its assets in the securities of a limited number of issuers. The Fund also may invest 25% or more of its assets in issuers located in the same state, that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular economic, business, regulatory or political event.

           o Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in Connecticut, the Fund is more exposed to events that adversely affect issuers in Connecticut. As a result, this Fund has more risk than a broadly diversified money market fund.

           o In the early 1990's, some rating agencies downgraded Connecticut's general obligation bonds because of recurring budgetary problems. Other downgrades have occurred since that time. If similar events were to occur again, the value of your investment in the Fund could decline. The Fund also could have difficulty in finding high quality Connecticut municipal obligations available for investment. This could cause the amount of the Fund's income that is subject to Connecticut tax to increase. Because many municipal issuers depend on real estate as a source of revenue, dislocations in the real estate market may cause the Fund similar problems, as could any legislative initiatives resulting in the reduction of state revenues or allocations of them to local governments.


           o The amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


           o A major change in interest rates, a default on an investment held by the Fund, or a significant decline in the market value of a Fund investment could cause the value of your investment in the Fund, or its yield, to decline.


           o The Fund may concentrate in participation interests issued by banks and secured by bank letters of credit or guarantees. This means that the value of the Fund's investments could decline as a result of adverse events affecting the banking industry. Banks are sensitive to changes in money market and general economic conditions, as well as to decisions by regulators that can affect their profitability.


           o An investment in the Fund is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

           o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

          WHO MAY WANT TO INVEST


          You should keep in mind that an investment in Connecticut Tax Free Reserves is not a complete investment program.

          You should consider investing in Connecticut Tax Free Reserves if:


           o You're seeking tax-exempt income from your investment.*

           o You're seeking current income and a stabilized share price.

           o You want to be able to convert your investment to cash quickly with reduced risk to principal.

           o Your income is subject to Connecticut personal income tax.

          Don't invest in Connecticut Tax Free Reserves if:

           o You don't need your income to be tax-exempt, or you're investing through a tax- deferred vehicle --such as an IRA account.

           o You're seeking long-term growth of capital or high current income and you can tolerate daily share price fluctuation.

          ----------
          *Some income may be subject to tax. Consult your personal tax adviser.

Fund Performance


          The following bar chart and table can help you evaluate the risks of investing in the Fund, and how its returns have varied over time. The bar chart shows the Fund's performance over four recent calendar years. The table compares the average annual returns for the Fund for the periods indicated to the performance of the IBC Financial Data Connecticut Tax Free Money Market Funds Average. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. For current yield information, please call 800-625-4554 toll free, or contact your account representative.


          YEAR-BY-YEAR TOTAL RETURNS

          This bar chart shows how the Fund's performance has varied from year to year and gives an indication of the risk of investing in the Fund.

--------------------------------------------------------------------------------
                     CITIFUNDS CONNECTICUT TAX FREE RESERVES

                         1994                     2.80%
                         1995                     3.63%
                         1996                     2.97%
                         1997                     3.00%

      As of September 30, 1998, the Fund had a year-to-date return of 2.22%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

 ..............................................................................
                                                    Quarter Ending
 ..............................................................................
Highest  0.94%                                       June 30, 1995
 ..............................................................................
Lowest   0.49%                                      March 31, 1994

          AVERAGE ANNUAL TOTAL RETURNS
          (for periods ending December 31, 1997)


          This table shows how the Fund's average annual total returns for the periods indicated compare with those of the IBC
          Financial Data Connecticut Tax Free Money Market Funds
          Average, and gives another indication of the risk of investing in the Fund.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
AS OF DECEMBER 31, 1997

 ..............................................................................
                                                         Since Inception
                                                1 Year   December 1, 1993
 ..............................................................................
CITIFUNDS CONNECTICUT TAX FREE RESERVES         3.00%         3.07%
 ..............................................................................
IBC Financial Data Connecticut Tax Free
  Money Market Funds Average                    2.91%           -- *
 ..............................................................................
*Information regarding performance for this period is not available.
--------------------------------------------------------------------------------


Fund Fees and Expenses

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT

 ..............................................................................
Maximum Sales Charge (Load) Imposed on Purchases                   None
 ..............................................................................
Maximum Deferred Sales Charge (Load)                               None
 ..............................................................................
Maximum Sales Charge (Load) Imposed on Reinvested Dividends        None
 ..............................................................................
Redemption Fee                                                     None
 ..............................................................................
Exchange Fee                                                       None
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

 ..............................................................................
Management Fees                                            0.20%
 ..............................................................................
Distribution (12b-1) Fees                                  0.20%
 ..............................................................................
Other Expenses (administrative, shareholder
  servicing and other expenses)                            0.61%
 ..............................................................................
TOTAL ANNUAL FUND OPERATING EXPENSES*                      1.01%
--------------------------------------------------------------------------------

* Because some of the Fund's expenses were waived or
  reimbursed, actual total operating expenses for the
  prior year were:                                         0.65%

These fee waivers and reimbursements may be reduced or terminated at any time.


--------------------------------------------------------------------------------

          EXAMPLE


          This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses as shown in the table above remain the same. The assumption of a 5% return is required by the SEC for purposes of this example. It is not a prediction of the Fund's future performance. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
CITIFUNDS CONNECTICUT TAX FREE RESERVES
 ...............................................................................
                         1 Year               3 Years     5 Years     10 Years
 ...............................................................................
                          $103                  $323        $561       $1,250
--------------------------------------------------------------------------------

                                            CITIFUNDS NEW YORK TAX FREE RESERVES

CitiFunds New York Tax Free Reserves


          This summary briefly describes CitiFunds New York Tax Free Reserves and the principal risks of investing in it. For more information, see "More About the Funds" on page 64.

          FUND GOALS


          The Fund's goals are to provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity. Of course, there is no assurance that the Fund will achieve its goals.

          MAIN INVESTMENT STRATEGIES

           o Under normal market conditions, New York Tax Free Reserves invests at least 80% of its assets in high quality municipal obligations and in participation interests in these obligations issued by banks, insurance companies and other financial institutions. Municipal obligations are debt securities issued by states, cities and towns and other political or public entities or agencies or qualifying issuers. The interest paid on these debt securities is free from federal income tax.

           o Under normal market conditions, the Fund invests at least 65% of its assets in municipal obligations that pay interest that is exempt from federal, New York State and New York City personal income taxes. These may include obligations of Puerto Rico and other U.S. territories.

           o When acceptable New York municipal obligations are not available, the Fund may purchase other municipal obligations. The interest on these securities may be subject to New York personal income taxes.

           o The Fund may invest more than 25% of its assets in participation interests in municipal obligations that are secured by bank letters of credit or guarantees.


           o The Fund may invest up to 20% of its assets in high quality securities that pay interest that is subject to federal income tax or federal alternative minimum tax.

          MAIN RISKS

          The principal risks of investing in New York Tax Free Reserves are described below. See page 70 for more information about risks.


           o The Fund is a non-diversified fund, which means that it may invest a relatively high percentage of its assets in the securities of a limited number of issuers. The Fund also may invest 25% or more of its assets in issuers located in the same state, that derive income from similar type projects or that are otherwise related. As a result, many securities held by the Fund may be adversely affected by a particular economic, business, regulatory or political event.

           o Because the Fund invests a high percentage of its assets in municipal obligations of issuers located in New York, the Fund is more exposed to events that adversely affect issuers in New York. As a result, this Fund has more risk than a broadly diversified money market fund.


           o New York State and other issuers of New York municipal obligations have experienced financial difficulties over the past several years. Although the New York economy has improved more recently, there is no assurance that this will continue. Recent global economic events have begun to hurt the earnings of companies in New York. If New York were to experience economic difficulties again, the value of your investment in the Fund could decline. In addition, the Fund also could have difficulty in finding high quality New York municipal obligations available for investment. This could cause the amount of the Fund's income that is subject to New York taxes to increase.

           o The amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short-term interest rates. Investing in high quality, short-term instruments may result in a lower yield (the income on your investment) than investing in lower quality or longer-term instruments.


           o A major change in interest rates, a default on an investment held by the Fund or a significant decline in the value of a Fund investment could cause the value of your investment in the Fund, or its yield, to decline.


           o The Fund may concentrate in participation interests issued by banks and secured by bank letters of credit or guarantees. This means that the value of the Fund's investments could decline as a result of adverse events affecting the banking industry. Banks are sensitive to changes in money market and general economic conditions, as well as to decisions by regulators that can affect their profitability.


           o An investment in the Fund is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

           o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

          WHO MAY WANT TO INVEST


          You should keep in mind that an investment in New York Tax Free Reserves is not a complete investment program.

          You should consider investing in New York Tax Free Reserves if:


           o You're seeking tax-exempt income from your investment.*

           o You're seeking current income and a stabilized share price.

           o You want to be able to convert your investment to cash quickly with reduced risk to principal.

           o Your income is subject to New York State or New York City personal income taxes.

          Don't invest in New York Tax Free Reserves if:

           o You don't need your income to be tax-exempt, or you're investing through a tax- deferred vehicle -- such as an IRA account.

           o You're seeking long term growth of capital or high current income and you can tolerate daily share price fluctuation.

          ----------
          *Some income may be subject to tax. Consult your personal tax adviser.

Fund Performance


          The following bar chart and table can help you evaluate the risks of investing in the Fund and how its returns have varied over time. The bar chart shows the Fund's performance over ten recent calendar years. The table compares the average annual returns for the Fund over the past ten calendar years to the performance of the IBC Financial Data New York Tax Free Money Market Funds Average. When you consider this information, please remember that the Fund's past performance is not necessarily an indication of how it will perform in the future. For current yield information, please call 800-625-4554 toll free, or contact your account representative.


          YEAR-BY-YEAR TOTAL RETURNS

          The bar chart shows how the Fund's performance has varied from year to year and gives an indication of the risk of investing in the Fund.

--------------------------------------------------------------------------------
                      CITIFUNDS NEW YORK TAX FREE RESERVES

                         1988                     4.24%
                         1989                     5.48%
                         1990                     5.20%
                         1991                     3.86%
                         1992                     2.38%
                         1993                     1.79%
                         1994                     2.30%
                         1995                     3.31%
                         1996                     2.86%
                         1997                     3.06%

      As of September 30, 1998, the Fund had a year-to-date return of 2.21%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FUND'S HIGHEST AND LOWEST RETURNS
FOR CALENDAR QUARTERS COVERED BY THE BAR CHART

 ..............................................................................
                                                    Quarter Ending
 ..............................................................................
Highest  1.41%                                       June 30, 1989
 ..............................................................................
Lowest   0.42%                                       June 30, 1992
--------------------------------------------------------------------------------

          AVERAGE ANNUAL TOTAL RETURNS
          (for periods ending December 31, 1997)


          This table shows how the Fund's average annual total returns for the periods indicated compare with those of the IBC Financial Data New York Tax Free Money Market Funds Average, and gives another indication of the risk of investing in the Fund.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN
AS OF DECEMBER 31, 1997

 ..............................................................................
                                              1 Year     5 Years    10 Years
 ..............................................................................
CITIFUNDS NEW YORK TAX FREE RESERVES          3.06%       2.66%       3.44%
 ..............................................................................
IBC Financial Data New York Tax Free
  Money Market Funds Average                  3.01%       2.63%       3.40%
--------------------------------------------------------------------------------


Fund Fees and Expenses

        This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

--------------------------------------------------------------------------------

SHAREHOLDER FEES
FEES PAID DIRECTLY FROM YOUR INVESTMENT


 ..............................................................................
Maximum Sales Charge (Load) Imposed on Purchases                   None
 ..............................................................................
Maximum Deferred Sales Charge (Load)                               None
 ..............................................................................
Maximum Sales Charge (Load) Imposed on Reinvested Dividends        None
 ..............................................................................
Redemption Fee                                                     None
 ..............................................................................
Exchange Fee                                                       None
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS
 ..............................................................................
Management Fees                                            0.20%
 ..............................................................................
Distribution (12b-1) Fees                                  0.20%
 ..............................................................................
Other Expenses (administrative, shareholder
  servicing and other expenses)                            0.55%
 ..............................................................................
TOTAL ANNUAL FUND OPERATING EXPENSES*                      0.95%
--------------------------------------------------------------------------------

* Because some of the Fund's expenses were waived or
  reimbursed, actual total operating expenses for the
  prior year were:                                         0.65%
These fee waivers and reimbursements may be reduced or terminated at any time.
--------------------------------------------------------------------------------


          EXAMPLE


          This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses as shown in the table above remain the same. The assumption of a 5% return is required by the SEC for purposes of this example. It is not a prediction of the Fund's future performance. Although your actual costs may be higher or lower, based on these assumptions your costs will be:

--------------------------------------------------------------------------------
CITIFUNDS NEW YORK TAX FREE RESERVES

 ..............................................................................
                                   1 Year     3 Years     5 Years     10 Years
 ..............................................................................
                                     $97        $303        $528       $1,176
--------------------------------------------------------------------------------


Your CitiFunds Account

          HOW TO BUY SHARES


          Shares of the Funds are offered continuously and purchases may be made Monday through Friday, except on certain holidays. Shares may be purchased from the Funds' distributor or a broker-dealer or financial institution that has an agreement with the distributor. You must be a customer of a Shareholder Servicing Agent to purchase shares. Shareholder Servicing Agents are financial institutions that have entered into shareholder servicing agreements concerning the Funds. You pay no sales charge (load) to invest in the Funds except that, as described below, certain holders of Class A and Class B shares of Cash Reserves may pay a sales charge when they sell their shares. Each Fund and its distributor have the right to reject any purchase order or cease offering Fund shares at any time.

          Shares are purchased at net asset value (normally $1.00 per share) the next time it is calculated after your order is received and accepted by the distributor.

          A Shareholder Servicing Agent will establish and maintain your account and is the shareholder of record.

          Your Shareholder Servicing Agent will not transmit your purchase order for Fund shares until it receives the purchase price in federal or other immediately available funds. If you pay by check, the Shareholder Servicing Agent transmits the order when the check clears, usually within two business days.


          The Fund's distributor may make payments for distribution and/ or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments are determined by the distributor and may vary. Citibank may make similar payments to dealers under similar arrangements.

          HOW THE PRICE OF YOUR SHARES IS CALCULATED


          Each Fund calculates its net asset value (NAV) every day the New York Stock Exchange is open for trading. Cash Reserves calculates its NAV at
          3:00 p.m. Eastern time, and the other Funds calculate their NAV at 12:00 noon Eastern time. On days when the financial markets in which the Funds invest close early, NAV will be calculated as of the close of those markets. The Funds' securities are valued at amortized cost, which is approximately equal to market value.


          HOW TO SELL SHARES


          You may sell your shares on any business day without a sales charge at the NAV (normally $1.00 per share) next determined after your redemption request has been received by your Shareholder Servicing Agent. Shares are sold without a sales charge, except that, as described below, certain shareholders in Cash Reserves may pay a sales charge when they sell their shares. You may contact your Shareholder Servicing Agent in writing or, if your Shareholder Servicing Agent permits, by telephone. All redemption requests must be in proper form, as determined by your Shareholder Servicing Agent.

          You will receive your redemption proceeds in federal funds normally on the day on which you sell your shares but in any event within seven days. Your redemption proceeds may be delayed for up to ten days if your purchase was made by check. Your redemption proceeds may also be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, or if an emergency exists. Each Fund has the right to pay your redemption proceeds by giving you securities instead of cash. In that case, you may incur costs (such as brokerage commissions) converting the securities to cash. You should be aware that you may have to pay taxes on your redemption proceeds.


          EXCHANGES


          You may exchange your Class A or Class B shares of Cash Reserves for shares of the same class (if available) of certain other CitiFunds or other funds managed by Citibank. Class A shares of Cash Reserves that are not subject to a contingent deferred sales charge may also be exchanged for shares of certain CitiFunds or other funds managed by Citibank that offer only a single class of shares. Shares of the Funds other than Cash Reserves, and Class N shares of Cash Reserves, may be exchanged for shares of certain CitiFunds or other funds managed by Citibank. Your Shareholder Servicing agent can provide you with more information, including a prospectus for any fund to be acquired through an exchange. If your account application allows, you may arrange the exchange by telephone.

          Generally, there is no sales charge on shares you get through an exchange. However, if you are exchanging shares of a Fund for shares of another fund that are subject to an initial sales charge, and if the initial sales charge for the shares being exchanged into is greater than the sales charge you paid to acquire the Fund shares being exchanged, you will have to pay an initial sales charge at a rate equal to the difference.

          When you exchange Class B shares of Cash Reserves for Class B shares of another fund, you do not have to pay a contingent deferred sales charge. You may have to pay a contingent deferred sales charge when you redeem the Class B shares of the other fund.

          If you exchange your shares of a Fund for shares subject to an initial sales charge, you may qualify for elimination or reduction of the sales charge if you meet any of the following conditions:

           o You held the Fund shares being exchanged as of January 4, 1999.

           o The Fund shares being exchanged were purchased with a sales charge or acquired through a previous exchange from shares purchased with a sales charge.

           o The Fund shares being exchanged represent capital appreciation or the reinvestment of dividends or capital gains distributions.

          To qualify for this reduction or elimination of the sales charge, you must notify your Shareholder Servicing Agent at the time of exchange. You may need to provide documentation to confirm your entitlement to the sales charge elimination or reduction.

          The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.

          DIVIDENDS

          Each business day when the Funds determine NAV for a Fund, they calculate the Fund's net income and declare dividends for all shareholders of record. Shares begin to accrue dividends on the day they are purchased. You will not receive dividends for the day on which you redeem your shares. Dividends are distributed once a month, on or before the last business day of the month. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares.


          RETIREMENT ACCOUNTS

          Your Shareholder Servicing Agent can advise you about how investments in Cash Reserves and U.S. Treasury Reserves may be incorporated into your retirement plan.


          CLASSES OF SHARES OF CASH RESERVES

          Cash Reserves offers three classes of shares, Class A, Class B and Class N. Each class has different eligibility requirements and its own combination of charges and fees. Class N, which has no sales charge, is the share class generally available for new investments. Class A and Class B shares are available only by exchange from the Class A or B shares of another CitiFund. Class A and Class B shares may be convenient for shareholders seeking a temporary investment before investing in another fund in the CitiFunds family.

          CLASS A SHARES

           o If you own Class A shares of another CitiFund and are exchanging those shares for shares in Cash Reserves, you must exchange those shares for Class A shares in Cash Reserves. Class A shares may only be purchased by exchange of Class A shares of another CitiFund.

           o There is no fee or sales charge when you purchase Class A shares, and usually there is no fee or charge when you sell your shares. However, under certain limited circumstances, if you exchanged Class A shares of another CitiFund into Class A shares of Cash Reserves and those other Class A shares were subject to a deferred sales charge, you may be required to pay that charge when you sell your shares in Cash Reserves.

           o If you own Class A shares, your fund expenses will include an annual distribution fee of up to .20%. This fee compensates the distributor for its marketing activities and expenses.

          CLASS B SHARES

           o If you own Class B shares of another CitiFund and want to exchange those shares for shares in Cash Reserves, you must exchange them for Class B shares of Cash Reserves. Class B shares may only be purchased by exchange of Class B shares of another CitiFund.

           o There is no fee when you purchase Class B shares, but if you sell your shares within five years of purchase, you may pay a deferred sales charge when you sell your shares. This contingent deferred sales charge, called a CDSC, is based on the CDSC applicable to the Class B shares of the CitiFund that you owned before exchanging into Cash Reserves. If you have exchanged your Class B shares more than once, you will be charged the highest CDSC applicable to your shares. The CDSC is based on either the original purchase price or what you sell your shares for, whichever is less. The CDSC is a maximum of 5% if you sell your shares within the first year of purchase, and then goes down over time. There is no CDSC if you sell your shares after five years. The amount of time that you owned Class B shares of another CitiFund before you exchanged them for Class B shares in Cash Reserves will be counted to determine the amount of sales charge that you owe. You do not pay a CDSC on any Class B shares you receive by reinvesting dividends. To ensure that you pay the lowest CDSC possible, the Fund will always use the Class B shares with the lowest CDSC possible to fill your sell requests. You may be eligible for a waiver of the CDSC when you sell your shares. For more information about waivers, contact your account representative or request a copy of the Funds' Statement of Additional Information.

          If you own Class B shares, your fund expenses include an annual distribution and service fee of up to .75%. The distribution fee compensates the distributor for paying your financial adviser an up-front sales commission on your original purchase of Class B shares, that could be as high as 4.50%. The service fee compensates your financial adviser for providing ongoing services to you.

          Your Class B shares of Cash Reserves will convert automatically into Class A shares of Cash Reserves approximately 8 years after your original purchase of the Class B shares, reducing future annual expenses. Class A shares have lower distribution fees than Class B shares.

          CLASS N SHARES

           o Class N shares are available to all investors purchasing shares directly and not through exchange.

          If you purchased your shares in Cash Reserves prior to January 4, 1999, your shares have become Class N shares.

          There is no fee or sales charge when you purchase Class N shares, and there is no fee or charge when you sell your shares. If you own Class N shares, your fund expenses will include a maximum annual distribution fee of .20%. This fee compensates the distributor for its marketing activities and expenses.

          TAX MATTERS


          This discussion of taxes is for general information only. You should consult your own tax adviser about your particular situation.


          TAXATION OF DISTRIBUTIONS: For Cash Reserves and U.S. Treasury Reserves, you normally will be required to pay federal income tax on any dividends and other distributions you receive, whether you take distributions in cash or reinvest them in additional shares. Distributions designated as capital gains dividends will be taxed as long-term net capital gains. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

          For the Tax Free Funds, each Fund expects that most of its net income will be attributable to interest on municipal obligations and as a result most of each Fund's dividends to you will not be taxable. However, each Fund may invest from time to time in taxable securities, and certain Fund dividends may be subject to the federal alternative minimum tax. It is also possible, but not intended, that a Fund may realize short-term or long-term capital gains or losses. As a result, a Fund may designate some distributions as income or short-term capital gain dividends, generally taxable to you as ordinary income, or capital gains dividends, taxable to you as long-term capital gains, whether you take distributions in cash or reinvest them in additional shares.

          Fund dividends which the Fund designates as not taxable are taken into account in determining the amount of your social security and railroad retirement benefits, if any, that may be subject to federal income tax. In addition, you may not claim a deduction for interest on indebtedness you incurred or continued for the purpose of owning Fund shares. Shareholders who are, or who are related to, "substantial users" of facilities financed by private activity bonds should consult their tax advisers before buying Fund shares.

          STATE AND LOCAL TAXES: Generally, you will have to pay state or local taxes on Fund dividends and other distributions, although distributions derived from interest on U.S. government obligations may be exempt from certain state and local taxes. Except as noted below, Fund dividends that are not taxable to you for federal income tax purposes may still be subject to tax under the income or other tax laws of state or local taxing authorities. You should consult your own tax adviser in this regard.

          CALIFORNIA TAX FREE RESERVES: As long as at the end of each quarter of the Fund's fiscal year the Fund continues to qualify for the special federal income tax treatment afforded regulated investment companies and at least 50% of the value of the Fund's assets consists of California municipal obligations that, if held by an individual, would pay interest exempt from California taxation, shareholders of the Fund will be able to exclude from income, for California personal income tax purposes, dividends received from the Fund which are derived from income (less related expenses) from such California municipal obligations of the Fund. These dividends must be designated as such by the Fund by written notice to shareholders within 60 days after the close of that fiscal year.

          The foregoing description is a general, abbreviated summary that relates solely to the California personal income taxation of dividends received by shareholders. Accordingly, potential investors, including, in particular, investors who may be subject to California corporate franchise tax or California corporate income tax, should consult with their own tax advisers. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of Fund shares will not be deductible for California personal income tax purposes if the Fund distributes dividends that are exempt from California taxation.

          CONNECTICUT TAX FREE RESERVES: The Fund expects that shareholders will not be subject to the Connecticut personal income tax on exempt-interest dividends received from the Fund to the extent that such distributions are derived from interest on Connecticut municipal obligations. Capital-gain dividends derived from Connecticut municipal obligations (other than obligations of U.S. territories or possessions and their political subdivisions) are also free from this tax. Other distributions from the Fund, including exempt-interest dividends attributable to obligations of issuers in other states, other long-term capital gains and all short-term capital gains, will not be exempt from the Connecticut personal income tax. Moreover, distributions by the Fund derived from interest income, other than interest on Connecticut municipal obligations, that are treated as a preference item for federal income tax purposes may be subject to the net Connecticut minimum tax in the case of any shareholder subject to the Connecticut personal income tax and required to pay the federal alternative minimum tax.

          NEW YORK TAX FREE RESERVES: To the extent that dividends received from the Fund are derived from interest on New York Municipal Obligations, the dividends will also be excluded from the gross income of individual shareholders who are New York residents for New York State and New York City personal income tax purposes. Dividends from the Fund are not excluded in determining New York State or New York City franchise taxes on corporations and financial institutions (with certain limited exceptions provided in the New York City Tax on Bank Corporations).

          FOREIGN SHAREHOLDERS: Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States.
          Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

          BACKUP WITHHOLDING: The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is correct and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) 31% of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations.

          TAXATION OF TRANSACTIONS: If you sell your shares of a Fund, or exchange them for shares of another Fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

                                                         MANAGEMENT OF THE FUNDS

Management of the Funds

          INVESTMENT ADVISER


          Each Fund draws on the strength and experience of Citibank. Citibank is the investment adviser of each Fund, and subject to policies set by the Funds' Trustees, Citibank makes investment decisions. Citibank has been managing money since 1822. With its affiliates, it currently manages more than $290 billion in assets worldwide. Citibank is a wholly-owned subsidiary of Citicorp, which is, in turn, a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998. Citibank's address is 153 East 53rd Street, New York, New York. "CitiFunds" is a service mark of Citicorp.

          Although Citibank and its affiliates may have banking and investment banking relationships with the issuers of securities that are held in the Funds, in making investment decisions for the Funds Citibank does not obtain or use material inside information acquired by any division, department or affiliate of Citibank in the course of those relationships. Citibank and its affiliates may have loans outstanding that are repaid with proceeds of securities purchased by the Funds.


          ADVISORY FEES

          For the services it provided under the investment advisory agreements for the Funds, for the Funds' fiscal year ended August 31, 1998 Citibank received the following fees:


--------------------------------------------------------------------------------
                                                 Fee, as percentage of
                                                        average
                                                 daily net assets,
  Fund                                                after waiver
 ..............................................................................
  Cash Reserves                                          0.08%
 ..............................................................................
  U.S. Treasury Reserves                                 0.07%
 ..............................................................................
  Tax Free Reserves                                      0.11%
 ..............................................................................
  California Tax Free Reserves                           0.13%
 ..............................................................................
  Connecticut Tax Free Reserves                          0.11%
 ..............................................................................
  New York Tax Free Reserves                             0.12%
--------------------------------------------------------------------------------


          DISTRIBUTION ARRANGEMENTS


          The Funds, except for Class A and Class B shares of Cash Reserves, do not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares. See "Classes of Shares of Cash Reserves" for a description of the deferred sales loads applicable to those shares.

          The Funds have adopted distribution plans under rule 12b-1 under the Investment Company Act of 1940. For the Funds other than Cash Reserves, and for Class N shares of Cash Reserves, these plans allow each Fund to use up to 0.10% per year of its average daily net assets to compensate the Funds' distributor for its distribution activities. The distributor currently waives a portion of these fees on a voluntary basis. This fee waiver may be terminated or reduced at any time. The plans also allow each Fund to pay up to an additional 0.10% per year of its average daily net assets in anticipation of or as reimbursement for certain advertising expenses. The Funds did not pay any of these additional advertising expenses during their last fiscal year, and do not anticipate doing so during the current fiscal year. Because fees under the plans are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

          The Distribution Plan for Class A shares of Cash Reserves provides that Class A shares pay a distribution and service fee at an annual rate not to exceed .20% per year of the average daily net assets represented by Class A shares. The Distribution Plan for Class B shares of Cash Reserves provides that Class B shares pay a distribution fee at an annual rate of up to .75% of the average net assets of the class. These fees are used to compensate the distributor for marketing costs and activities, and your financial adviser for providing ongoing services to you.

          The Distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The Distributor may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the Distributor and may vary. Citibank may make similar payments under similar arrangements.

          From time to time, the Distributor or Citibank may provide additional promotional bonuses, incentives or payments to dealers that sell shares of the Funds. These may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these bonuses, incentives or payments may be offered only to dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.


                                                            MORE ABOUT THE FUNDS

More About the Funds

          The Funds' goals, principal investments and risks are summarized in FUNDS AT A GLANCE. More information on investments, investment strategies and risks appears below.

          THE PRINCIPAL INVESTMENT
          STRATEGIES


          The Funds' principal investment strategies are the strategies that, in the opinion of Citibank, are most likely to be important in trying to achieve each Fund's investment goals. Of course, there can be no assurance that any Fund will achieve its goals. Please note that each Fund may also use strategies and invest in securities that are not described below but that are described in the Statement of Additional Information.

          Each Fund has specific investment policies and procedures designed to maintain a constant net asset value of $1.00 per share. Each Fund also complies with industry regulations that apply to money market funds. These regulations require that each Fund's investments mature or be deemed to mature within 397 days from the date purchased and that the average maturity of each Fund's investments (on a dollar-weighted basis) be 90 days or less. In addition, all of the Funds' investments must be in U.S. dollar-denominated high quality securities which have been determined by Citibank to present minimal credit risks. To be high quality, a security (or its issuer) must be rated in one of the two highest short-term rating categories by nationally recognized rating agencies, such as Moody's or Standard & Poor's, or, in Citibank's opinion, be of comparable quality. Investors should note that within these two rating categories there may be sub-categories or gradations indicating relative quality. If the credit quality of a security deteriorates after a Fund buys it, Citibank will decide whether the security should be held or sold.

          MANAGEMENT STYLE. Managers of mutual funds use different styles when selecting securities to purchase. Citibank's portfolio managers use a "top-down" approach when selecting securities for the Funds. When using a "top-down" approach, the portfolio manager looks first at broad economic factors and market conditions, such as prevailing and anticipated interest rates. On the basis of those factors and conditions, the manager selects optimal interest rates and maturities and chooses certain sectors or industries within the overall market. The manager then looks at individual companies within those sectors or industries to select securities for the investment portfolio.

          Since the Funds maintain a weighted average maturity of no more than 90 days, many of their investments are held until maturity. The manager may sell a security before maturity when it is necessary to do so to meet redemption requests. The manager may also sell a security if the manager believes the issuer is no longer as creditworthy, or in order to adjust the average weighted maturity of a Fund's portfolio (for example, to reflect changes in the manager's expectations concerning interest rates), or when the manager believes there is superior value in other market sectors or industries.

          WHAT ARE MONEY MARKET INSTRUMENTS?
          A MONEY MARKET INSTRUMENT is a short-term IOU issued by banks or other corporations, or the U.S. or a foreign government and state or local governments. Money market instruments have maturity dates of 13 months or less. Money market instruments may include CERTIFICATES OF DEPOSIT, BANKERS' ACCEPTANCES, VARIABLE RATE DEMAND NOTES (where the interest rate is reset periodically and the holder may demand payment from the issuer at any time), FIXED-TERM OBLIGATIONS, COMMERCIAL PAPER (short term unsecured debt of corporations), ASSET-BACKED SECURITIES (which are backed by pools of accounts receivable such as car installment loans or credit card receivables) and REPURCHASE AGREEMENTS. In a repurchase agreement, the seller sells a security and agrees to buy it back at a later date (usually within seven days) and at a higher price, which reflects an agreed upon interest rate.

          CASH RESERVES invests in high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers. These obligations include U.S. government obligations, obligations of U.S. and non-U.S. banks, obligations issued or guaranteed by the governments of Western Europe, Australia, Japan and Canada, commercial paper, asset backed securities and repurchase agreements. The Fund's U.S. government obligations may include U.S. Treasury bills, bonds and notes and obligations of U.S. government agencies and instrumentalities that may, but need not, be backed by the full faith and credit of the United States. While the Fund can invest in all of these types of obligations, the Fund concentrates in bank obligations, including certificates of deposit, fixed time deposits and bankers' acceptances. This means that the Fund invests at least 25% of its assets in bank obligations, and the Fund may invest up to all of its assets in bank obligations. Except for this concentration policy, the Fund's investment goals and policies may be changed without a shareholder vote.

          Cash Reserves invests only in "first tier" securities. These securities are rated in the highest short-term rating category by nationally recognized rating agencies or, in Citibank's opinion, are of comparable quality.

          U.S. TREASURY RESERVES invests in U.S. Treasury bills, bonds, notes and receipts. Treasury receipts are interest coupons on other U.S. Treasury obligations. This Fund may also invest in short-term obligations of U.S. government agencies and instrumentalities, but only if the obligations are backed by the full faith and credit of the United States. The Fund's investment goals and policies may be changed without a shareholder vote. ALTHOUGH THE FUND INVESTS IN U.S. GOVERNMENT OBLIGATIONS, AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.


          THE FOUR TAX FREE FUNDS invest primarily in high quality municipal obligations, including municipal money market instruments, and in participation interests in municipal obligations.


          WHAT ARE MUNICIPAL OBLIGATIONS?
          Municipal obligations are fixed and variable rate obligations issued by or on behalf of states and municipal governments, Puerto Rico and other U.S. territories, and their authorities, agencies, instrumentalities and political subdivisions, and by other qualifying issuers. The interest on these obligations is exempt from federal income tax.

          Longer term municipal obligations (municipal bonds) generally are issued to raise funds for construction or to retire previous debt. Short term obligations (municipal notes or commercial paper) may be issued to finance short term cash needs in anticipation of receipt of tax and other revenues. Under normal market conditions, these Funds invest at least 80% of their assets in municipal obligations and participation interests. These policies cannot be changed without a shareholder vote.

          Municipal obligations bought by the Funds must be rated in the highest two rating categories of nationally recognized rating agencies or determined by Citibank to be of comparable quality.


          The Tax Free Funds invest in both "general obligation" securities, which are backed by the full faith, credit and taxing power of the issuer, and in "revenue" securities, which are payable only from revenues from a specific project or another revenue source. The Funds also invest in private activity bonds, which fund privately operated industrial facilities. Payment on these bonds generally is made from payments by the operators of the facilities and is not backed by the taxing authority of the issuing municipality. The Funds invest in municipal lease obligations, which are undivided interests issued by a state or municipality in a lease or installment purchase which generally relates to equipment or facilities. In some cases payments under municipal leases do not have to be made unless money is specifically approved for that purpose by an appropriate legislative body.


          The Funds may purchase municipal obligations under arrangements (called stand-by commitments) where they can sell the securities at an agreed-upon price and date under certain circumstances. The Fund can also purchase securities under arrangements (called when-issued or forward-delivery basis) where the securities will not be delivered immediately. The Funds will set aside the assets to pay for these securities at the time of the agreement.

          Tax Free Reserves will, and the other Tax Free Funds may, concentrate in participation interests issued by banks and other financial institutions and secured by bank letters of credit or guarantees. This means that Tax Free Reserves will, and the other Tax Free Funds may, invest more than 25% of their assets in participation interests backed by banks. In a participation interest, the bank sells undivided interests in a municipal obligation it owns. These interests may be supported by a bank letter of credit or guarantee. The interest rate generally is adjusted periodically, and the holder can sell back to the issuer after a specified notice period. If interest rates rise or fall, the rates on participation interests and other variable rate instruments generally will be readjusted. As a result, these instruments do not offer the same opportunity for capital appreciation or loss as fixed rate instruments.


          Under normal market conditions, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves invest at least 65% of their assets in municipal obligations that pay interest that is exempt from California, Connecticut and New York taxes, respectively. When acceptable municipal obligations of this type are not available, the Funds may invest in municipal obligations that are not free from these state taxes. This would cause the amount of each Fund's income that is subject to state tax to increase.

          Each Tax Free Fund may also invest in taxable money market instruments, particularly if the after-tax return on those securities is greater than the return on municipal money market instruments. The Funds' taxable investments will be comparable in quality to their municipal investments. Under normal circumstances, not more than 20% of a Tax Free Fund's assets are invested in taxable instruments. Except for its policy to invest in municipal obligations, each Tax Free Fund's investment goals and policies may be changed without a shareholder vote.

          DEFENSIVE STRATEGIES. The Tax Free Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds' principal investment strategies in attempting to respond to adverse market, political or other conditions. When doing so, the Funds may invest without limit in high quality taxable money market instruments, and may not be pursuing their investment objectives.


          INVESTMENT STRUCTURE. Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves each invest in securities through an underlying mutual fund having the same goals and strategies. The other Funds may use this structure in the future. New York Tax Free Reserves will do so only if its shareholders agree. Each Fund may stop investing in its corresponding underlying fund at any time, and will do so if the Fund's Trustees believe that to be in the shareholders' best interests. The Fund could then invest in another mutual fund or pooled investment vehicle, or could invest directly in securities.

          RISKS


          Investing in a mutual fund involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Before investing, you should consider the risks you will assume. Certain of these risks are described below.

          The risks of investing in each Fund vary depending on the securities it holds and the investment practices it uses. Please remember that an investment in the Funds is not a deposit of Citibank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.


          INTEREST RATE RISK. The Funds invest in short term money market instruments. As a result, the amount of income paid to you by the Fund will go up or down depending on day-to-day variations in short term interest rates. A major increase in interest rates could cause the value of your investment in the Fund to decline.


          CREDIT RISK. The Funds invest in high quality debt securities, meaning securities that are rated, when the Funds buy them, in one of the two highest short term rating categories by nationally recognized rating agencies or, in Citibank's opinion, are of comparable quality. However, it is possible that some issuers will be unable to make the required payments on debt securities held by the Funds. Debt securities also fluctuate in value based on perceived creditworthiness of issuers. A default on an investment held by a Fund, or a significant decline in the value of a Fund investment, could cause the value of your investment in the Fund to decline.


          NON-U.S. SECURITIES. Investors in Cash Reserves should be aware that investments in non-U.S. securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and non-U.S. issuers and markets are subject. These risks may include expropriation of assets, confiscatory taxation, withholding taxes on dividends and interest paid on fund investments, fluctuations in currency exchange rates, currency exchange controls and other limitations on the use or transfer of assets by the Fund or issuers of securities, and political or social instability. In addition, non-U.S. companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Non-U.S. markets may be less liquid and more volatile than U.S. markets. As a result, there may be rapid changes in the value of non-U.S. securities. Non-U.S. markets also may offer less protection to investors such as the Fund.


          NON-DIVERSIFIED STATUS. Each of the Tax Free Funds is a non-diversified mutual fund. This means that these Funds may invest a relatively high percentage of their assets in the obligations of a limited number of issuers. Each Tax Free Fund also may invest 25% or more of its assets in securities the issuers of which are located in the same state, that derive interest from similar type projects or that are otherwise related. As a result, many securities held by a Fund may be adversely affected by a particular single economic, business, regulatory or political event. You should consider the greater risk inherent in these policies when compared with a more diversified mutual fund.


          CONCENTRATION. Cash Reserves concentrates in bank obligations. Tax Free Reserves will, and each of the other Tax Free Funds may, concentrate in participation interests issued by banks and secured by bank letters of credit or guarantees. This means that an investment in Cash Reserves and an investment in Tax Free Reserves are, and an investment in the other Tax Free Funds may be, particularly susceptible to events affecting the banking industry. Banks are highly regulated. Decisions by regulators may limit the loans banks make and the interest rates and fees they charge, and may reduce bank profitability. Bank also depend on being able to obtain funds at reasonable costs to finance their lending operations. This makes them sensitive to changes in money market and general economic conditions. When a bank's borrowers get in financial trouble, their failure to repay the bank will also affect the bank's financial situation.


          RISKS AFFECTING INVESTMENTS IN STATE MUNICIPAL OBLIGATIONS. California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves invest a high percentage of their assets in municipal obligations of issuers in California, Connecticut and New York, respectively. As a result, these Funds are more exposed to events that adversely affect issuers in those states, and these Funds have more risk than broadly diversified money market funds.

          You should be aware of special economic factors affecting California, Connecticut and New York before investing. These factors are summarized in FUNDS AT A GLANCE for California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves. The Funds have obtained this information from the issuers of California, Connecticut and New York municipal obligations, and are not responsible for its accuracy or timeliness.


          YEAR 2000. The Funds could be adversely affected if the computer systems used by the Funds or their service providers are not programmed to process information accurately on or after January 1, 2000. The Funds, and their service providers, are making efforts to resolve any potential Year 2000 problems. While it is likely these efforts will be successful, the failure to implement any necessary modifications could have an adverse impact on the Funds. The Funds also could be adversely affected if the issuers of securities held by the Funds do not solve their Year 2000 problems, or if it costs them large amounts of money to solve these problems.

          $1.00 NET ASSET VALUE. In order to maintain a $1.00 per share net asset value, a Fund could reduce the number of its outstanding shares. The Fund could do this if there were a default on, or significant decline in value of, an investment held by the Fund. If this happened, you would own fewer shares. By investing in a Fund, you agree to this reduction should it become necessary.

                                                                                                            FINANCIAL HIGHLIGHTS


Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.

CITIFUNDS CASH RESERVES
                                                                      Year Ended August 31,
                                   -------------------------------------------------------------------------------------------
                                          1998                 1997                 1996               1995               1994
 ..............................................................................................................................
Net asset value, beginning of
  period                              $1.00000             $1.00000             $1.00000           $1.00000           $1.00000
Net investment income                  0.05050              0.04940              0.05039            0.05174            0.03137
Less dividends from net
  investment income                   (0.05050)            (0.04940)            (0.05039)          (0.05174)          (0.03137)
 ..............................................................................................................................
Net asset value, end of period        $1.00000             $1.00000             $1.00000           $1.00000           $1.00000
 ..............................................................................................................................
Total return                              5.17%                5.05%                5.16%              5.30%              3.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                        $2,198,443           $1,827,181           $1,468,177           $931,886           $445,600
Ratio of expenses to average
  net assets+                             0.70%                0.70%                0.69%              0.69%              0.69%
Ratio of net investment income
  to average net assets+                  5.05%                4.96%                5.02%              5.17%              3.12%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share       $0.04814             $0.04697             $0.04766           $0.04895           $0.02840
RATIOS:
Expenses to average net assets+           0.94%                0.95%                0.96%              0.97%              0.99%
Net investment income to
average net assets+                       4.81%                4.71%                4.75%              4.89%              2.82%

+ Includes the Fund's share of the allocated expenses of Cash Reserves Portfolio, the underlying fund in which the Fund invests its assets.


Financial Highlights -- Continued


The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.

CITIFUNDS U.S. TREASURY RESERVES
                                                                        Year Ended August 31,
                                       ---------------------------------------------------------------------------------------
                                              1998               1997               1996               1995               1994
 ..............................................................................................................................
Net asset value, beginning of period      $1.00000           $1.00000           $1.00000           $1.00000           $1.00000
Net investment income                      0.04552            0.04547            0.04602            0.04751            0.02837
Less dividends from net investment
  income                                  (0.04552)          (0.04547)          (0.04602)          (0.04751)          (0.02837)
 ..............................................................................................................................
Net asset value, end of period            $1.00000           $1.00000           $1.00000           $1.00000           $1.00000
 ..............................................................................................................................
Total return                                  4.65%              4.64%              4.70%              4.86%              2.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                              $319,930           $360,717           $317,996           $256,452           $203,400
Ratio of expenses to average net
  assets+                                     0.70%              0.70%              0.70%              0.70%              0.70%
Ratio of net investment income to
  average net assets+                         4.55%              4.57%              4.61%              4.77%              2.81%

Note: If agents of the Fund and agents of U.S. Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share           $0.04292           $0.04278           $0.04313           $0.04452           $0.02514
RATIOS:
Expenses to average net assets+               0.96%              0.97%              1.00%              1.00%              1.02%
Net investment income to average net
  assets+                                     4.29%              4.30%              4.32%              4.47%              2.49%

+ Includes the Fund's share of the allocated expenses of U.S. Treasury Reserves Portfolio, the underlying fund in which the Fund invests its assets.


Financial Highlights -- Continued


The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.

CITIFUNDS TAX FREE RESERVES
                                                                        Year Ended August 31,
                                       ---------------------------------------------------------------------------------------
                                              1998               1997               1996               1995               1994
 ..............................................................................................................................
Net asset value, beginning of period      $1.00000           $1.00000           $1.00000           $1.00000           $1.00000
Net investment income                      0.03042            0.03004            0.02973            0.03197            0.02002
Less dividends from net investment
  income                                  (0.03042)          (0.03004)          (0.02973)          (0.03197)          (0.02002)
 ..............................................................................................................................
Net asset value, end of period            $1.00000           $1.00000           $1.00000           $1.00000           $1.00000
 ..............................................................................................................................
Total return                                  3.08%              3.05%              3.01%              3.24%              2.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                              $514,771           $422,483           $371,349           $392,172           $232,333
Ratio of expenses to average net
  assets+                                     0.65%              0.65%              0.65%              0.65%              0.65%
Ratio of net investment income to
  average net assets+                         3.04%              3.01%              2.97%              3.22%              1.99%

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share           $0.02782           $0.02715           $0.02693           $0.02929           $0.01730
RATIOS:
Expenses to average net assets+               0.92%              0.94%              0.93%              0.92%              0.92%
Net investment income to average net
assets+                                       2.77%              2.72%              2.69%              2.95%              1.72%

+ Includes the Fund's share of the allocated expenses of Tax Free Reserves Portfolio, the underlying fund in which the Fund invests its assets.


Financial Highlights -- Continued


The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.

CITIFUNDS CALIFORNIA TAX FREE RESERVES
                                                                        Year Ended August 31,
                                       ---------------------------------------------------------------------------------------
                                              1998               1997               1996               1995               1994
 ..............................................................................................................................
Net asset value, beginning of period      $1.00000           $1.00000           $1.00000           $1.00000           $1.00000
Net investment income                      0.02928            0.02899            0.03089            0.03434            0.02288
Less dividends from net investment
  income                                  (0.02928)          (0.02899)          (0.03089)          (0.03434)          (0.02288)
 ..............................................................................................................................
Net asset value, end of period            $1.00000           $1.00000           $1.00000           $1.00000           $1.00000
 ..............................................................................................................................
Total return                                  2.97%              2.94%              3.13%              3.49%              2.31%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                              $285,628           $207,345           $150,557            $51,832            $52,863
Ratio of expenses to average net
  assets                                      0.65%              0.65%              0.42%              0.30%              0.25%
Ratio of net investment income to
  average net assets                          2.92%              2.91%              3.05%              3.43%              2.30%

Note: If agents of the Fund had not waived all or a portion of their fees from the Fund for the periods indicated and the
Administrator had not voluntarily assumed expenses for the periods before August 31, 1996, and the expenses were not reduced for the fees paid indirectly for the years after August 31, 1995, the ratios and net investment income per share would have been as follows:

Net investment income per share           $0.02687           $0.02630           $0.02481           $0.02513           $0.01423
RATIOS:
Expenses to average net assets                0.90%              0.92%              1.01%              1.21%              1.12%
Net investment income to average net
  assets                                      2.67%              2.64%              2.45%              2.51%              1.43%


Financial Highlights -- Continued


The financial highlights table is intended to help you understand the Fund's financial performance for the past 4 fiscal years ended August 31 and for the period December 31, 1993 (commencement of operations) to August 31, 1994. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.

CITIFUNDS CONNECTICUT TAX FREE RESERVES
                                                                                                            December 31, 1993
                                                           Year Ended August 31,                                (Commencement
                                     -----------------------------------------------------------------      of Operations) to
                                            1998               1997              1996             1995        August 31, 1994
 ..............................................................................................................................
Net asset value, beginning of
  period                                $1.00000           $1.00000          $1.00000         $1.00000               $1.00000
Net investment income                    0.02971            0.02914           0.03135          0.03564                0.01754
Less dividends from net investment
  income                                (0.02971)          (0.02914)         (0.03135)        (0.03564)              (0.01754)
 ..............................................................................................................................
Net asset value, end of period          $1.00000           $1.00000          $1.00000         $1.00000               $1.00000
 ..............................................................................................................................
Total return                                3.01%              2.95%             3.18%            3.62%                  1.75%**
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                            $156,552           $169,322          $116,025          $46,556                $15,949
Ratio of expenses to average net
  assets(A)                                 0.66%              0.65%             0.42%            0.22%                  0.00%*
Ratio of expenses to average net
assets after fees paid indirectly (A)       0.65%              0.65%             0.42%            0.22%                  0.00%*
Ratio of net investment income to
average net assets                          2.98%              2.92%             3.08%            3.60%                  2.61%*

Note: If agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the periods indicated
and the Administrator had not voluntarily assumed expenses for the periods before August 31, 1996, and the expenses were not reduced for the fees paid indirectly for the years after August 31, 1995, the ratios and net investment income per share would have been as follows:

Net investment income per share         $0.02712           $0.02615          $0.02504         $0.02732               $0.00128
RATIOS:
Expenses to average net assets              0.91%              0.95%             1.04%            1.06%                  2.42%*
Net investment income to average
  net assets                                2.72%              2.62%             2.46%            2.76%                  0.19%*

  *Annualized.      **Not annualized.
(A) The expense ratios for the year ended August 31, 1996 and the periods thereafter have been adjusted to reflect a change in reporting requirements. The new report guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the periods ended on or before August 31,
    1995 have not been adjusted to reflect this change.


Financial Highlights -- Continued


The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the annual report which is available upon request.

CITIFUNDS NEW YORK TAX FREE RESERVES
                                                                        Year Ended August 31,
                                       ---------------------------------------------------------------------------------------
                                              1998               1997               1996               1995               1994
 ..............................................................................................................................
Net asset value, beginning of
  period                                  $1.00000           $1.00000           $1.00000           $1.00000           $1.00000
Net investment income                      0.02991            0.02949            0.02936            0.03136            0.01954
Less dividends from net investment
  income                                  (0.02991)          (0.02949)          (0.02936)          (0.03136)          (0.01954)
 ..............................................................................................................................
Net asset value, end of period            $1.00000           $1.00000           $1.00000           $1.00000           $1.00000
 ..............................................................................................................................
Total return                                  3.03%              2.99%              2.98%              3.18%              1.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)                            $1,094,732           $976,959           $941,691           $767,129           $684,687
Ratio of expenses to average net
  assets                                      0.65%              0.65%              0.65%              0.65%              0.65%
Ratio of net investment income to
  average net assets                          2.99%              2.95%              2.92%              3.15%              1.96%

Note: If agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated and the expenses were not reduced for the fees paid indirectly for the years after August 31, 1995, the net investment income per share and ratios would have been as follows:

Net investment income per share           $0.02791           $0.02739           $0.02725           $0.02917           $0.01715
RATIOS:
Expenses to average net assets                0.85%              0.86%              0.86%              0.87%              0.88%
Net investment income to average
  net assets                                  2.79%              2.74%              2.71%              2.93%              1.72%

                                                                       APPENDIX


Appendix
TAXABLE EQUIVALENT YIELD TABLES

RATES FOR 1998 UNDER FEDERAL PERSONAL, STATE AND LOCAL INCOME TAX LAW FOR THE JURISDICTIONS INDICATED

If you are subject to income tax, you need to earn a higher taxable yield to achieve the same after-tax income, than you would if the yield were tax-exempt. The following tables show the approximate taxable yields which are equivalent to tax-exempt yields under 1998 federal personal income tax laws, and under the state and local income personal income laws described in the tables. If tax laws, rates or brackets are changed, the information in the table would be out of date. All of the Tax Free Funds expect that a substantial portion of their dividends will be exempt from federal personal income taxes. California Tax Free Reserves and Connecticut Tax Free Reserves also expect that a substantial portion of their dividends will be exempt from California and Connecticut personal income taxes, respectively. Similarly, New York Tax Free Reserves expects a substantial portion of the dividends it pays will be exempt from New York State and New York City personal income taxes. However, in reviewing the tables below, you should remember that each of the Tax Free Funds may also pay dividends which are subject to federal, state and local personal income taxes.

FEDERAL TAX RATES
              Taxable Income*                  Income                             Federal Tax-Exempt Yield
-------------------------------------------     Tax      --------------------------------------------------------------------------
     Single 1998            Joint 1998         Bracket    2.0%    2.5%    3.0%   3.5%   4.0%   4.5%   5.0%    5.5%    6.0%    6.5%
---------------------  --------------------  ----------  ------  ------  ------  -----  -----  -----  -----  ------  ------  ------
        $0 - $ 25,350         $0 - $ 42,350     0.15%    2.35%   2.94%   3.53%   4.12%  4.71%  5.29%  5.88%  6.47%   7.06%    7.65%
  $ 25,351 - $ 61,400   $ 42,351 - $102,300     0.28%    2.78%   3.47%   4.17%   4.88%  5.58%  6.25%  6.94%  7.64%   8.33%    9.03%
  $ 61,401 - $128,100   $102,301 - $155,950     0.31%    2.90%   3.62%   4.35%   5.07%  5.80%  6.52%  7.25%  7.97%   8.70%    9.42%
  $128,101 - $278,450   $155,951 - $278,450     0.36%    3.13%   3.91%   4.69%   5.47%  6.25%  7.03%  7.81%  8.59%   9.38%   10.16%
  $278,451 & Over       $278,451 & Over        0.396%    3.31%   4.14%   4.97%   5.79%  6.62%  7.45%  8.28%  9.11%   9.93%   10.76%


* Net amount subject to Federal personal income tax after deductions and exemptions.

Appendix

CALIFORNIA TAX RATES

              Taxable Income*                  Income                           California Tax-Exempt Yield
-------------------------------------------     Tax      --------------------------------------------------------------------------
   Single 1998***         Joint 1998***       Bracket**   2.0%    2.5%    3.0%   3.5%   4.0%   4.5%   5.0%    5.5%    6.0%    6.5%
---------------------  --------------------  ----------  ------  ------  ------  -----  -----  -----  -----  ------  ------  ------
        $0 - $ 25,350                          17.88%    2.44%   3.04%   3.65%   4.26%  4.87%  5.48%  6.09%   6.70%   7.31%   7.92%
                              $0 - $ 42,350    17.44%    2.42%   3.03%   3.63%   4.24%  4.84%  5.45%  6.06%   6.66%   7.27%   7.87%
  $ 25,351 - $ 61,400                          34.47%    3.05%   3.82%   4.58%   5.34%  6.10%  6.87%  7.63%   8.39%   9.16%   9.92%
                        $ 42,351 - $102,300    34.10%    3.03%   3.79%   4.55%   5.31%  6.07%  6.83%  7.59%   8.35%   9.10%   9.86%
  $ 61,401 - $128,100   $102,301 - $155,950    37.42%    3.20%   3.99%   4.79%   5.59%  6.39%  7.19%  7.99%   8.79%   9.59%  10.39%
  $128,101 - $278,450   $155,951 - $278,450    41.95%    3.45%   4.31%   5.17%   6.03%  6.89%  7.75%  8.61%   9.47%  10.34%  11.20%
  $278,451 & Over       $278,451 & Over        45.22%    3.65%   4.56%   5.48%   6.39%  7.30%  8.21%  9.13%  10.04%  10.95%  11.87%


  * Net amount subject to Federal and California personal income tax after deductions and exemptions.
 ** Effective combined federal and state tax bracket.
*** State rate based on the average state rate for the federal tax bracket. Combined Federal and California rate assumes itemization of state tax deduction.


CONNECTICUT TAX RATES

              Taxable Income*                  Income                           Connecticut Tax-Exempt Yield
-------------------------------------------     Tax      --------------------------------------------------------------------------
   Single 1998***         Joint 1998***       Bracket**   2.0%    2.5%    3.0%   3.5%   4.0%   4.5%   5.0%    5.5%    6.0%    6.5%
---------------------  --------------------  ----------  ------  ------  ------  -----  -----  -----  -----  ------  ------  ------
        $0 - $ 25,350                          18.45%    2.45%   3.07%   3.68%   4.29%  4.90%  5.52%  6.13%   6.74%   7.36%   7.97%
                              $0 - $ 42,350    18.37%    2.45%   3.06%   3.68%   4.29%  4.90%  5.51%  6.13%   6.74%   7.35%   7.96%
  $ 25,351 - $ 61,400    $42,351 - $102,300    31.24%    2.91%   3.64%   4.36%   5.09%  5.82%  6.54%  7.27%   8.00%   8.73%   9.45%
  $ 61,401 - $128,100   $102,301 - $155,950    34.11%    3.04%   3.79%   4.55%   5.31%  6.07%  6.83%  7.59%   8.35%   9.11%   9.86%
  $128,101 - $278,450   $155,951 - $278,450    38.88%    3.27%   4.09%   4.91%   5.73%  6.54%  7.36%  8.18%   9.00%   9.82%  10.63%
  $278,451 & Over       $278,451 & Over        42.32%    3.47%   4.33%   5.20%   6.07%  6.93%  7.80%  8.67%   9.54%  10.40%  11.27%


  * Net amount subject to Federal and Connecticut personal income tax after deductions and exemptions.
 ** Effective combined federal and state tax bracket.
*** State rate based on the average state rate for the federal tax bracket. Combined Federal and Connecticut rate assumes itemization of state tax deduction.

Appendix

NEW YORK STATE TAX RATES

              Taxable Income*                  Income                            New York Tax-Exempt Yield
-------------------------------------------     Tax      --------------------------------------------------------------------------
    Single 1998**         Joint 1998***       Bracket**   2.0%    2.5%    3.0%   3.5%   4.0%   4.5%   5.0%    5.5%    6.0%    6.5%
---------------------  --------------------  ----------  ------  ------  ------  -----  -----  -----  -----  ------  ------  ------
        $0 - $ 25,350                          19.49%    2.48%   3.11%   3.73%   4.35%  4.97%  5.59%  6.21%   6.83%   7.45%   8.07%
                              $0 - $ 42,350    19.23%    2.48%   3.10%   3.71%   4.33%  4.95%  5.57%  6.19%   6.81%   7.43%   8.05%
  $ 25,351 - $ 61,400    $42,351 - $102,300    32.93%    2.98%   3.73%   4.47%   5.22%  5.96%  6.71%  7.45%   8.20%   8.95%   9.69%
  $ 61,401 - $128,100   $102,301 - $155,950    35.73%    3.11%   3.89%   4.67%   5.45%  6.22%  7.00%  7.78%   8.56%   9.34%  10.11%
  $128,101 - $278,450   $155,951 - $278,450    40.38%    3.35%   4.19%   5.03%   5.87%  6.71%  7.55%  8.39%   9.23%  10.06%  10.90%
  $278,451 & Over       $278,451 & Over        43.74%    3.55%   4.44%   5.33%   6.22%  7.11%  8.00%  8.89%   9.78%  10.66%  11.55%

  * Net amount subject to Federal and New York personal income tax after deductions and exemptions.
 ** Effective combined federal and state tax bracket.
*** State rate based on the average state rate for the federal tax bracket. Combined Federal and New York rate assumes itemization of state tax deduction.

NEW YORK STATE AND CITY TAX RATES

              Taxable Income*                  Income                          New York City Tax-Exempt Yield
-------------------------------------------     Tax      --------------------------------------------------------------------------
   Single 1998***         Joint 1998***       Bracket**   2.0%    2.5%    3.0%   3.5%   4.0%   4.5%   5.0%    5.5%    6.0%    6.5%
---------------------  --------------------  ----------  ------  ------  ------  -----  -----  -----  -----  ------  ------  ------
        $0 - $ 25,350                          22.76%    2.59%   3.24%   3.88%   4.53%  5.18%  5.83%  6.47%   7.12%   7.77%   8.42%
                              $0 - $ 42,350    22.47%    2.58%   3.22%   3.87%   4.51%  5.16%  5.80%  6.45%   7.09%   7.74%   8.38%
  $ 25,351 - $ 61,400                          36.11%    3.13%   3.91%   4.70%   5.48%  6.26%  7.04%  7.83%   8.61%   9.39%  10.17%
                         $42,351 - $102,300    36.11%    3.13%   3.91%   4.70%   5.48%  6.26%  7.04%  7.83%   8.61%   9.39%  10.17%
  $ 61,401 - $128,100   $102,301 - $155,950    38.80%    3.27%   4.08%   4.90%   5.72%  6.54%  7.35%  8.17%   8.99%   9.80%  10.62%
  $128,101 - $278,450   $155,951 - $278,450    43.24%    3.52%   4.40%   5.29%   6.17%  7.05%  7.93%  8.81%   9.69%  10.57%  11.45%
  $278,451 & Over       $278,451 & Over        46.43%    3.73%   4.67%   5.80%   6.53%  7.47%  8.40%  9.33%  10.27%  11.20%  12.13%


  * Net amount subject to Federal and New York personal income tax after deductions and exemptions.
 ** Effective combined federal, state and city tax bracket.
*** State rate based on the average state rate for the federal tax bracket. City rate based on the average city rate for the federal tax bracket. Combined Federal, New York State and New York City rate assumes itemization of state tax deduction.

          The Statement of Additional Information (SAI) provides more details about the Funds and their policies. The SAI is incorporated by reference into this Prospectus and is legally part of it.

          Additional information about each Fund's investments is available in that Fund's Annual and Semi-Annual Reports to Shareholders. In each Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected that Fund's performance.

          To obtain free copies of the SAI and the Annual and Semi-Annual Reports or to make other inquiries, please call
          1-800-625-4554 toll-free, or your account representative.

          The SAI is also available from the Securities and Exchange Commission. You can find it on the SEC Internet site at http:/ /www.sec.gov. Information about the Funds (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You can get information on the operation of the Public Reference Room by calling the SEC at:
          1-800-SEC-0330. You can receive copies of this information by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.





------------
SEC File Numbers 811-4052
                 811-3893
                 811-4596

                                                                  Statement of
                                                        Additional Information
                                                               January 4, 1999
CITIFUNDS(SM) CASH RESERVES
CITIFUNDS(SM) U.S. TREASURY RESERVES
CITIFUNDS(SM) TAX FREE RESERVES
CITIFUNDS(SM) CALIFORNIA TAX FREE RESERVES
CITIFUNDS(SM) CONNECTICUT TAX FREE RESERVES
CITIFUNDS(SM) NEW YORK TAX FREE RESERVES

     This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus, dated January 4, 1999, for CitiFunds(SM) Cash Reserves ("Cash Reserves"), CitiFunds(SM) U.S. Treasury Reserves ("U.S. Treasury Reserves"), CitiFunds(SM) Tax Free Reserves ("Tax Free Reserves"), CitiFunds(SM) California Tax Free Reserves ("California Tax Free Reserves"), CitiFunds(SM) Connecticut Tax Free Reserves ("Connecticut Tax Free Reserves") and CitiFunds (SM) New York Tax Free Reserves ("New York Tax Free Reserves") (the foregoing, collectively, the "Funds"). This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting the Funds' Distributor (see back cover for address and phone number).

     Cash Reserves and U.S. Treasury Reserves are separate series of CitiFunds
(SM) Trust III. California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves are separate series of CitiFunds(SM) Multi- State Tax Free Trust. The address and telephone number of CitiFunds Trust III, CitiFunds Multi-State Tax Free Trust and Tax Free Reserves (collectively, the "Trusts") are 21 Milk Street, Boston, Massachusetts 02109, (617) 423-1679.

     CitiFunds Trust III invests all of the investable assets of Cash Reserves and U.S. Treasury Reserves in Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio, respectively. Tax Free Reserves invests all of its investable assets in Tax Free Reserves Portfolio (collectively, with Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio, the "Portfolios"). The address and telephone number of Cash Reserves Portfolio are Elizabethan Square, George Town, Grand Cayman, British West Indies, (345) 945-1824. The address and telephone number of U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio are 21 Milk Street, Boston, Massachusetts 02109, (617) 423-1679.

     FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, CITIBANK, N.A. OR ANY OF ITS AFFILIATES, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


TABLE OF CONTENTS                                                         PAGE
-----------------                                                         ----

 1. The Funds ............................................................   2
 2. Investment Objectives, Policies and Restrictions .....................   3
 3. Performance Information ..............................................  25
 4. Determination of Net Asset Value  ....................................  27
 5. Management ...........................................................  29
 6. Additional Information on the Purchase and Sale of Cash Reserves
    Shares ...............................................................  38
 7. Portfolio Transactions  ..............................................  40
 8. Description of Shares, Voting Rights and Liabilities .................  41
 9. Certain Additional Tax Matters .......................................  43
10. Independent Accountants and Financial Statements .....................  43
Appendix A -- Ratings of Municipal Obligations ..........................  A-1
Appendix B -- Additional Information Concerning California Municipal
  Obligations ...........................................................  B-1
Appendix C -- Additional Information Concerning Connecticut Municipal
  Obligations ...........................................................  C-1
Appendix D --  Additional Information Concerning New York Municipal
  Obligations ...........................................................  D-1


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                1.  THE FUNDS

     CitiFunds Trust III is a diversified, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 28, 1985 and is the successor to the business of The Landmark Funds Cash Reserves, Inc., which was incorporated under the laws of the State of Maryland in 1984. Shares of CitiFunds Trust III are divided into two separate series, Cash Reserves and U.S. Treasury Reserves. Prior to January 2, 1998, CitiFunds Trust III was called Landmark Funds III, and Cash Reserves and U.S. Treasury Reserves were called Landmark Cash Reserves and Landmark U.S. Treasury Reserves, respectively.

     Tax Free Reserves is a no-load, non-diversified, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 21, 1985 and is the successor to the business of The Landmark Funds Tax Free Reserves, Inc., which was incorporated under the laws of the State of Maryland in 1983. Prior to January 2, 1998, Tax Free Reserves was called Landmark Tax Free Reserves.

     CitiFunds Multi-State Tax Free Trust is a no-load, non-diversified, open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on August 30, 1985. Shares of CitiFunds Multi-State Tax Free Trust are divided into three separate series, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves. Prior to January 2, 1998 CitiFunds Multi-State Tax Free Trust was called Landmark Multi-State Tax Free Funds, and California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves were called Landmark California Tax Free Reserves, Landmark Connecticut Tax Free Reserves and Landmark New York Tax Free Reserves, respectively.

    All references in this Statement of Additional Information to the activities of the Trusts are intended to include those of the Trusts and their respective predecessors, if any, unless the context indicates otherwise. References in this Statement of Additional Information to the Prospectus are to the Prospectus, dated January 4, 1999, of the Funds by which shares of the Funds are offered.

    Each of the Funds is a type of mutual fund called a "money market fund." Tax Free Reserves is referred to as a "tax-exempt money market fund." Each of California Tax Free Reserves and Connecticut Tax Free Reserves is a type of fund commonly referred to as a "double tax-exempt money market fund," and New York Tax Free Reserves is a type of fund commonly referred to as a "triple tax-exempt money market fund." The net asset value of each Fund's shares is expected to remain constant at $1.00, although there can be no assurance that this will be so on a continuing basis. (See "Determination of Net Asset Value.")

    Each of Tax Free Reserves, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves is referred to as a "Tax Free Fund." Each Tax Free Fund is non-diversified.

    CitiFunds Trust III seeks the investment objectives of Cash Reserves and U.S. Treasury Reserves by investing all of their investable assets in Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio, respectively. Tax Free Reserves seeks its investment objectives by investing all of its investable assets in Tax Free Reserves Portfolio. Each of Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio is a diversified, open-end management investment company. Tax Free Reserves Portfolio is a non-diversified, open-end management investment company. Each Portfolio has the same investment objectives and policies as its corresponding Fund.

    The Trustees of CitiFunds Trust III and Tax Free Reserves believe that the aggregate per share expenses of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves and their corresponding Portfolios will be less than or approximately equal to the expenses that the Fund would incur if the assets of the Fund were invested directly in the types of securities held by its Portfolio. Each Fund many withdraw its investment in its Portfolio at any time, and will do so if the Fund's Trustees believe it to be in the best interest of the Fund's shareholders. If a Fund were to withdraw its investment in its Portfolio, the Fund could either invest directly in securities in accordance with the investment policies described below or invest in another mutual fund or pooled investment vehicle having the same investment objectives and policies. If a Fund were to withdraw, the Fund could receive securities from the Portfolio instead of cash, causing the Fund to incur brokerage, tax and other charges or leaving it with securities which may or may not be readily marketable or widely diversified.

    Each Portfolio may change its investment objective and certain of its investment policies and restrictions without approval by its investors, but a Portfolio will notify its corresponding Fund (which in turn will notify its shareholders) and its other investors at least 30 days before implementing any change in its investment objective. A change in investment objective, policies or restrictions may cause a Fund to withdraw its investment in its Portfolio.

    The Portfolios, as New York trusts, are not required to hold and have no intention of holding annual meetings of investors. However, when a Portfolio is required to do so by law, or in the judgment of Trustees it is necessary or desirable to do so, the Portfolio will submit matters to its investors for a vote. When a Fund is asked to vote on matters concerning its corresponding Portfolio (other than a vote to continue the Portfolio following the withdrawal of an investor), the Fund will hold a shareholder meeting and vote in accordance with shareholder instructions, or otherwise act in accordance with applicable law. Of course, the Fund could be outvoted, or otherwise adversely affected, by other investors in the Portfolio.

    The Portfolios may sell interests to investors in addition to the Funds. These investors may be mutual funds which offer shares to their shareholders with different costs and expenses than the Funds. Therefore, the investment returns for all investors in funds investing in a Portfolio may not be the same. These differences in returns are also present in other mutual fund structures.


    Information about other holders of interests in the Portfolios is available from the Funds' distributor, CFBDS, Inc. ("CFBDS"), 21 Milk Street, Boston, Massachusetts 02109, (617) 423-1679.


    Citibank, N.A. ("Citibank" or the "Adviser") is the investment adviser to each of the Portfolios and to CitiFunds Multi-State Tax Free Trust. The Adviser manages the investments of each Portfolio, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves from day to day in accordance with the investment objectives and policies of that Portfolio or Fund. The selection of investments for each Portfolio and Fund, and the way they are managed, depend on the conditions and trends in the economy and the financial marketplaces.

    CFBDS, the Funds' administrator (the "Administrator"), supervises the overall administration of the Trusts, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio. Signature Financial Group (Cayman) Ltd. ("SFG") supervises the overall administration of Cash Reserves Portfolio. The Boards of Trustees of the Trusts and the Portfolios provide broad supervision over the affairs of the Trusts and of the Portfolios, respectively.


    Shares of each Fund are continuously sold by CFBDS, the Funds' distributor (the "Distributor"), only to investors who are customers of a financial institution, such as a federal or state-chartered bank, trust company, savings and loan association or savings bank, or a securities broker, that has entered into a shareholder servicing agreement with the appropriate Trust with respect to that Fund (collectively, "Shareholder Servicing Agents"). CFBDS may receive fees from the Funds pursuant to Distribution Plans adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

             2.  INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS
                            INVESTMENT OBJECTIVES
    The investment objective of CASH RESERVES is to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

    The investment objective of U.S. TREASURY RESERVES is to provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

    The investment objectives of TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from federal income taxes, preservation of capital and liquidity.

    The investment objectives of CALIFORNIA TAX FREE RESERVES are to provide shareholders with high levels of current income exempt from both federal and California personal income taxes, preservation of capital and liquidity.

    The investment objectives of CONNECTICUT TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes, preservation of capital and liquidity.

    The investment objectives of NEW YORK TAX FREE RESERVES are to provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes, preservation of capital and liquidity.

    The investment objectives of each Fund may be changed without approval by that Fund's shareholders. Of course, there can be no assurance that any Fund will achieve its investment objectives.

                             INVESTMENT POLICIES

    CitiFunds Trust III seeks the investment objectives of its series by investing all of the investable assets of Cash Reserves and U.S. Treasury Reserves in Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio, respectively. Tax Free Reserves seeks its investment objectives by investing all of its investable assets in Tax Free Reserves Portfolio. Each Portfolio has the same investment objectives and policies as its corresponding Fund. The Prospectus contains a discussion of the principal investment strategies of each Fund and certain risks of investing in each Fund. The following supplements the information contained in the Prospectus concerning the investment objectives, policies and techniques of each Fund and Portfolio, and contains more information about the various types of securities in which each Fund and each Portfolio may invest and the risks involved in such investments. Since the investment characteristics of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves will correspond directly to those of the Portfolio in which it invests, the following is a supplementary discussion with respect to each Portfolio.

    Each of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves may withdraw its investment from its corresponding Portfolio at any time, if the Board of Trustees of the applicable Trust determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below with respect to its corresponding Portfolio. Except for the concentration policy of Cash Reserves with respect to bank obligations described in paragraph (1) below and for the policy of each of the Tax Free Funds with respect to investing in municipal obligations described below, which may not be changed without the approval of Cash Reserves' or the applicable Tax Free Fund's shareholders, the approval of a Fund's shareholders would not be required to change that Fund's investment objectives or any of its investment policies. Likewise, except for the concentration policy of Cash Reserves Portfolio with respect to bank obligations described in paragraph (1) below and for the policy of Tax Free Reserves Portfolio with respect to investing in municipal obligations described below, which may not be changed without the approval of Cash Reserves Portfolio's or Tax Free Reserves Portfolio's investors, as applicable, the approval of the investors in a Portfolio would not be required to change that Portfolio's investment objectives or any of its investment policies discussed below, including those concerning securities transactions. Each Portfolio would, however, give written notice to its investors at least 30 days prior to implementing any change in its investment objectives.

CASH RESERVES PORTFOLIO

    Cash Reserves Portfolio seeks its investment objective through investments limited to the following types of high quality U.S. dollar-denominated money market instruments. All investments by Cash Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition, and the average maturity of the investments held by the Portfolio (on a dollar-weighted basis) is 90 days or less. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two nationally recognized statistical rating organizations (each, an "NRSRO") assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Adviser) and are determined by the Adviser to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. Cash Reserves Portfolio may hold uninvested cash reserves pending investment. Under the 1940 Act, Cash Reserves and Cash Reserves Portfolio are each classified as "diversified," although in the case of Cash Reserves, all of its investable assets are invested in the Portfolio. A "diversified investment company" must invest at least 75% of its assets in cash and cash items, U.S. government securities, investment company securities (e.g., interests in the Portfolio) and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

        (1) Bank obligations -- Cash Reserves Portfolio invests at least 25% of its investable assets, and may invest up to 100% of its assets, in bank obligations. This concentration policy is fundamental and may not be changed without the approval of the investors in Cash Reserves Portfolio. Bank obligations include, but are not limited to, negotiable certificates of deposit, bankers' acceptances and fixed time deposits. Cash Reserves Portfolio limits its investments in U.S. bank obligations (including their non-U.S. branches) to banks having total assets in excess of $1 billion and which are subject to regulation by an agency of the U.S. government. The Portfolio may also invest in certificates of deposit issued by banks the deposits in which are insured by the Federal Deposit Insurance Corporation ("FDIC"), through either the Bank Insurance Fund or the Savings Association Insurance Fund, having total assets of less than $1 billion, provided that the Portfolio at no time owns more than $100,000 principal amount of certificates of deposit (or any higher principal amount which in the future may be fully insured by FDIC insurance) of any one of those issuers. Fixed time deposits are obligations which are payable at a stated maturity date and bear a fixed rate of interest. Generally, fixed time deposits may be withdrawn on demand by the Portfolio, but they may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Although fixed time deposits do not have a market, there are no contractual restrictions on the Portfolio's right to transfer a beneficial interest in the deposit to a third party.

        U.S. banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities and are members of the Federal Reserve System only if they elect to join. However, state banks which are insured by the FDIC are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, U.S. branches of U.S. banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

        Cash Reserves Portfolio limits its investments in non-U.S. bank obligations (i.e., obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks) to U.S. dollar-denominated obligations of banks which at the time of investment are branches or subsidiaries of U.S. banks which meet the criteria in the preceding paragraphs or are branches of non-U.S. banks which (i) have more than $10 billion, or the equivalent in other currencies, in total assets;
    (ii) in terms of assets are among the 75 largest non-U.S. banks in the world; (iii) have branches or agencies in the United States; and (iv) in the opinion of the Adviser, are of an investment quality comparable with obligations of U.S. banks which may be purchased by the Portfolio. These obligations may be general obligations of the parent bank, in addition to the issuing branch or subsidiary, but the parent bank's obligations may be limited by the terms of the specific obligation or by governmental regulation. The Portfolio also limits its investments in non-U.S. bank obligations to banks, branches and subsidiaries located in Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan, the Cayman Islands, the Bahamas and Canada. Cash Reserves Portfolio does not purchase any bank obligation of the Adviser or an affiliate of the Adviser.

        Since Cash Reserves Portfolio may hold obligations of non-U.S. branches and subsidiaries of U.S. banks, and U.S. and non-U.S. branches of non-U.S. banks, an investment in Cash Reserves involves certain additional risks. Such investment risks include future political and economic developments, the possible imposition of non-U.S. withholding taxes on interest income payable on such obligations held by the Portfolio, the possible seizure or nationalization of non-U.S. deposits and the possible establishment of exchange controls or other non-U.S. governmental laws or restrictions applicable to the payment of the principal of and interest on certificates of deposit or time deposits that might affect adversely such payment on such obligations held by the Portfolio. In addition, there may be less publicly-available information about a non-U.S. branch or subsidiary of a U.S. bank or a U.S. or non-U.S. branch of a non-U.S. bank than about a U.S. bank and such branches and subsidiaries may not be subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record-keeping standards and requirements.

        The provisions of federal law governing the establishment and operation of U.S. branches do not apply to non-U.S. branches of U.S. banks. However, Cash Reserves Portfolio may purchase obligations only of those non-U.S. branches of U.S. banks which were established with the approval of the Board of Governors of the Federal Reserve System (the "Board of Governors"). As a result of such approval, these branches are subject to examination by the Board of Governors and the Comptroller of the Currency. In addition, such non-U.S. branches of U.S. banks are subject to the supervision of the U.S. bank and creditors of the non-U.S. branch are considered general creditors of the U.S. bank subject to whatever defenses may be available under the governing non-U.S. law and to the terms of the specific obligation. Nonetheless, Cash Reserves Portfolio generally will be subject to whatever risk may exist that the non-U.S. country may impose restrictions on payment of certificates of deposit or time deposits.

        U.S. branches of non-U.S. banks are subject to the laws of the state in which the branch is located or to the laws of the United States. Such branches are therefore subject to many of the regulations, including reserve requirements, to which U.S. banks are subject. In addition, Cash Reserves Portfolio may purchase obligations only of those U.S. branches of non-U.S. banks which are located in states which impose the additional requirement that the branch pledge to a designated bank within the state an amount of its assets equal to 5% of its total liabilities.

        Non-U.S. banks in whose obligations Cash Reserves Portfolio may invest may not be subject to the laws and regulations referred to in the preceding two paragraphs.

        (2) Obligations of, or guaranteed by, non-U.S. governments. Cash Reserves Portfolio limits its investments in non-U.S. government obligations to obligations issued or guaranteed by the governments of Western Europe (United Kingdom, France, Germany, Belgium, the Netherlands, Italy, Switzerland, Denmark, Norway, Sweden), Australia, Japan and Canada. Generally, such obligations may be subject to the additional risks described in paragraph (1) above in connection with the purchase of non- U.S. bank obligations.

        (3) Commercial paper rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Group ("Standard & Poor's") or, if not rated, determined to be of comparable quality by the Adviser, such as unrated commercial paper issued by corporations having an outstanding unsecured debt issue currently rated Aaa by Moody's or AAA by Standard & Poor's. Commercial paper is unsecured debt of corporations usually maturing in 270 days or less from its date of issuance.

        (4) Obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities. These include issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and issues of agencies and instrumentalities established under the authority of an Act of Congress. Some of the latter category of obligations are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the U.S. Treasury, and still others are supported only by the credit of the agency or instrumentality. Examples of each of the three types of obligations described in the preceding sentence are (i) obligations guaranteed by the Export-Import Bank of the United States, (ii) obligations of the Federal Home Loan Mortgage Corporation, and (iii) obligations of the Student Loan Marketing Association, respectively.

        (5) Repurchase agreements, providing for resale within 397 days or less, covering obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities which may have maturities in excess of 397 days. A repurchase agreement arises when a buyer purchases an obligation and simultaneously agrees with the vendor to resell the obligation to the vendor at an agreed-upon price and time, which is usually not more than seven days from the date of purchase. The resale price of a repurchase agreement is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's funds are invested in the obligation and which is not related to the coupon rate on the purchased obligation. Obligations serving as collateral for each repurchase agreement are delivered to the Portfolio's custodian either physically or in book entry form and the collateral is marked to the market daily to ensure that each repurchase agreement is fully collateralized at all times. A buyer of a repurchase agreement runs a risk of loss if, at the time of default by the issuer, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement. If the vendor of a repurchase agreement becomes bankrupt, Cash Reserves Portfolio might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral. The Portfolio may enter into repurchase agreements only with a vendor which is a member bank of the Federal Reserve System or which is a "primary dealer" (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The Portfolio will not enter into any repurchase agreements with the Adviser or an affiliate of the Adviser. The restrictions and procedures described above which govern the Portfolio's investment in repurchase agreements are designed to minimize the Portfolio's risk of losses in making those investments. (See "Repurchase Agreements.")

        (6) Asset-backed securities, which may include securities such as Certificates for Automobile Receivables ("CARS") and Credit Card Receivable Securities ("CARDS"), as well as other asset-backed securities that may be developed in the future. CARS represent fractional interests in pools of car installment loans, and CARDS represent fractional interests in pools of revolving credit card receivables. The rate of return on asset-backed securities may be affected by early prepayment of principal on the underlying loans or receivables. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables. Reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. (See "Asset-Backed Securities.")

    Cash Reserves Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or non-U.S. withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event exchange controls or non-U.S. withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments or to prevent the Portfolio from receiving any value in U.S. dollars from its investment in non-U.S. securities.

ASSET-BACKED SECURITIES

    As set forth above, Cash Reserves Portfolio may purchase asset-backed securities that represent fractional interests in pools of retail installment loans, both secured (such as CARS) and unsecured, or leases or revolving credit receivables, both secured and unsecured (such as CARDS). These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

    Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans, leases or receivables tends to dampen the impact of any change in the prepayment level. Reinvestment of principal may occur at higher or lower rates than the original yield. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying loans, leases or receivables are not realized by the Portfolio because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with its investment objectives and policies, Cash Reserves Portfolio may invest in other asset-backed securities that may be developed in the future.

U.S. TREASURY RESERVES PORTFOLIO

    U.S. Treasury Reserves Portfolio seeks its investment objective by investing in obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities including issues of the U.S. Treasury, such as bills, certificates of indebtedness, notes, bonds and Treasury Receipts, which are unmatured interest coupons of U.S. Treasury bonds and notes which have been separated and resold in a custodial receipt program administered by the U.S. Treasury, and in issues of agencies and instrumentalities established under the authority of an Act of Congress which are supported by the full faith and credit of the United States. U.S. Treasury Reserves Portfolio will not enter into repurchase agreements. All investments by the Portfolio are in "first tier" securities (i.e., securities rated in the highest rating category for short-term obligations by at least two NRSRO's assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO or, in the case of an investment which is not rated, of comparable quality as determined by the Adviser) and are determined by the Adviser to present minimal credit risks. Investments in high quality, short term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or a longer term. U.S. Treasury Reserves Portfolio may hold uninvested cash reserves pending investment.

THE TAX FREE FUNDS

TAX FREE RESERVES PORTFOLIO
    Tax Free Reserves Portfolio seeks its investment objectives by investing primarily in short-term, high quality fixed rate and variable rate obligations issued by or on behalf of states and municipal governments, and their authorities, agencies, instrumentalities and political subdivisions and other qualifying issuers, the interest on which is exempt from federal income taxes, including participation interests in such obligations issued by banks, insurance companies or other financial institutions. (These securities, whether or not the interest thereon is subject to the federal alternative minimum tax, are referred to herein as "Municipal Obligations.") In determining the tax status of interest on Municipal Obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer. Although the Portfolio will attempt to invest 100% of its assets in Municipal Obligations, the Portfolio reserves the right to invest up to 20% of its total assets in securities the interest income on which is subject to federal, state and local income tax or the federal alternative minimum tax. The Portfolio invests more than 25% of its assets in participation certificates issued by banks in industrial development bonds and other Municipal Obligations. In view of this "concentration" in bank participation certificates, an investment in Tax Free Reserves shares should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Instruments and Participation Interests" below.) Tax Free Reserves Portfolio may hold uninvested cash reserves pending investment. Tax Free Reserves Portfolio's investments may include "when-issued" or "forward delivery" Municipal Obligations, stand-by commitments and taxable repurchase agreements.

    Tax Free Reserves Portfolio may invest 25% or more of its assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state.

    All investments by Tax Free Reserves Portfolio mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the Portfolio's securities (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held by Tax Free Reserves Portfolio are deemed to be the longer of the notice period, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days. (See "Variable Rate Instruments and Participation Interests" below.) All investments by Tax Free Reserves Portfolio are "eligible securities," that is, rated in one of the two highest rating categories for short-term obligations by at least two NRSRO's assigning a rating to the security or issuer or, if only one NRSRO assigns a rating, that NRSRO, or, in the case of an investment which is not rated, of comparable quality as determined by or on behalf of Tax Free Reserves Portfolio's Board of Trustees on the basis of its credit evaluation of the obligor or of the bank issuing a participation interest, letter of credit or guarantee, or insurance issued in support of the Municipal Obligations or participation interests. (See "Variable Rate Instruments and Participation Interests" below.) Such instruments may produce a lower yield than would be available from less highly rated instruments. Tax Free Reserves Portfolio's Board of Trustees has determined that Municipal Obligations which are backed by the full faith and credit of the U.S. government are considered to have a rating equivalent to Moody's Aaa. (See "Ratings of Municipal Obligations" in Appendix A to this Statement of Additional Information.)

    The Portfolio's fundamental policy to invest at least 80% of its assets, under normal circumstances, in certain Municipal Obligations is described below in "Municipal Obligations."

CALIFORNIA TAX FREE RESERVES, CONNECTICUT TAX FREE RESERVES AND NEW YORK TAX FREE RESERVES

    Each of California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves seeks its investment objectives by investing primarily in short- term, high quality Municipal Obligations (as defined above). Each Fund's fundamental policy to invest at least 80% of its assets, under normal circumstances, in certain Municipal Obligations is described below in "Municipal Obligations."

    CitiFunds Multi-State Tax Free Trust's Board of Trustees has determined that the term "high quality" means Municipal Obligations which at the time of purchase are rated within the AAA or AA categories by Standard & Poor's or Fitch IBCA, Inc. ("Fitch") or within the Aaa or Aa categories by Moody's in the case of bonds; MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1 or F-2 by Fitch in the case of notes; A-1+, A-1 or A-2 by Standard & Poor's or Prime-1, Prime-2 by Moody's or F-1 or F-2 by Fitch, in the case of tax-exempt commercial paper; or which are unrated but are determined to be of comparable quality by or on behalf of the Trust's Board of Trustees on the basis of a credit evaluation of the obligor or of the bank issuing a participation interest, letter of credit or guarantee, or insurance policy issued in support of the Municipal Obligations or participation interests. (See "Variable Rate Instruments and Participation Interests" below.) Such instruments may produce a lower yield than would be available from less highly rated instruments. The Trust's Board of Trustees has determined that Municipal Obligations which are backed by the full faith and credit of the U.S. government will be considered to have a rating equivalent to Moody's Aaa. (See Appendix A to this Statement of Additional Information for an explanation of these rating systems.)

    In the case of California Tax Free Reserves, in general, dividends paid by the Fund which are attributable to interest income on tax-exempt obligations of the State of California and its political subdivisions, of Puerto Rico, other U.S. territories and their political subdivisions and of other qualifying issuers ("California Municipal Obligations"), will be exempt from federal and California personal income taxes. For Connecticut Tax Free Reserves, dividends paid by the Fund which are treated as exempt-interest dividends for federal income tax purposes, to the extent derived from interest income on tax-exempt obligations issued by or on behalf of the State of Connecticut, its political subdivisions, or public instrumentalities, state or local authorities, districts or similar public entities created under Connecticut law, obligations of Puerto Rico, other U.S. territories and their political subdivisions and obligations of other qualifying issuers ("Connecticut Municipal Obligations"), will be exempt from federal and Connecticut personal income taxes. In the case of New York Tax Free Reserves, dividends paid by the Fund which are attributable to interest income on tax-exempt obligations of the State of New York and its political subdivisions, of Puerto Rico, other U.S. territories and their political subdivisions and of other qualifying issuers ("New York Municipal Obligations"), will be exempt from federal, New York State and New York City personal income taxes. These Funds may purchase Municipal Obligations issued by other states, their agencies and instrumentalities the interest income on which will be exempt from federal income tax but will be subject to California, Connecticut or New York State and New York City personal income taxes, as the case may be.

    In order for California Tax Free Reserves to pay dividends that are exempt from federal tax and California personal income tax, the Fund must continue to qualify as a "regulated investment company" for federal income tax purposes. In addition, in order for California Tax Free Reserves to be eligible to pay dividends that are exempt from California personal income tax, at the end of each quarter of its taxable year at least 50% of the Fund's total assets must be invested in obligations, the interest on which is exempt from California taxation when received by an individual ("California Exempt-Interest Securities").

    In determining the tax status of interest on Municipal Obligations, the Adviser relies on opinions of bond counsel who may be counsel to the issuer.

    Under normal circumstances, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves invest at least 65% of their assets in California Municipal Obligations, Connecticut Municipal Obligations and New York Municipal Obligations, respectively, although the exact amount of a Fund's assets invested in such securities varies from time to time. Although these Funds attempt to invest 100% of their assets in Municipal Obligations, each Fund may invest up to 20% of its total assets in securities the interest income on which is subject to federal, state and local income tax or the federal alternative minimum tax. Each Fund may invest more than 25% of its assets in participation interests issued by banks in industrial development bonds and other Municipal Obligations. In view of this possible "concentration" in bank participation interests, an investment in these Funds should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. (See "Variable Rate Instruments and Participation Interests" below.) Uninvested cash reserves may be held temporarily for the Funds pending investment. The Funds' investments may include "when-issued" and "forward delivery" Municipal Obligations, stand-by commitments and taxable repurchase agreements.

    All of California Tax Free Reserves', Connecticut Tax Free Reserves' and New York Tax Free Reserves' investments mature or are deemed to mature within 397 days from the date of acquisition and the average maturity of the investments in the Funds' respective portfolios (on a dollar-weighted basis) is 90 days or less. The maturities of variable rate instruments held in such Funds' portfolios are deemed to be the longer of the period remaining until the next interest rate adjustment or the period until a Fund would be entitled to payment pursuant to demand rights, a letter of credit, guarantee or insurance policy or a right to tender or put the instrument, although the stated maturities may be in excess of 397 days. (See "Variable Rate Instruments and Participation Interests" below.)

    As non-diversified investment companies, California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves are not subject to any statutory restrictions under the 1940 Act with respect to limiting the investment of their assets in one or relatively few issuers. This concentration may present greater risks than in the case of a diversified company. However, each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify under current law, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's total assets must be represented by cash, U.S. government securities, investment company securities and other securities limited in respect of any one issuer (or related issuers) to not more than 5% in value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer. In addition, and again under current law, at the close of each quarter of its taxable year, not more than 25% in value of the Fund's total assets may be invested in securities, other than U.S. government securities, of one issuer (or related issuers).

    Each Fund may invest 25% or more of its assets in securities that are related in such a way that an economic, business or political development or change affecting one of the securities would also affect the other securities including, for example, securities the interest upon which is paid from revenues of similar type projects, or securities the issuers of which are located in the same state.

MUNICIPAL OBLIGATIONS

    As a fundamental policy, each of the Tax Free Funds (including Tax Free Reserves Portfolio for purposes of this discussion) invests at least 80% of its assets, under normal circumstances, in:

        (1) Municipal bonds with remaining maturities of one year (397 days for California Tax Free Reserves and Connecticut Tax Free Reserves) or less that are rated within the Aaa or Aa categories at the date of purchase by Moody's or within the AAA or AA categories by Standard & Poor's or Fitch (and, for Connecticut Tax Free Reserves, present a minimal credit risk as determined by its Board of Trustees or the Adviser on its behalf) or, if not rated by these rating agencies, are of comparable quality as determined by the Adviser on the basis of the credit evaluation of the obligor on the bonds or of the bank issuing a participation interest or guarantee or of any insurance issued in support of the bonds or the participation interests.

        (2) Municipal notes with remaining maturities of one year (397 days for California Tax Free Reserves and Connecticut Tax Free Reserves) or less that at the date of purchase are rated MIG 1/VMIG 1 or MIG 2/VMIG 2 by Moody's, SP-1+, SP-1 or SP-2 by Standard & Poor's or F-1 or F-2 by Fitch (and, for Connecticut Tax Free Reserves, present a minimal credit risk as determined by its Board of Trustees or the Adviser on its behalf) or, if not rated by these rating agencies, are of comparable quality as determined by the Adviser. The principal kinds of municipal notes are tax and revenue anticipation notes, tax anticipation notes, bond anticipation notes and revenue anticipation notes. Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency. The investments of California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves may be concentrated in municipal obligations of California, Connecticut and New York issuers, respectively.

        (3) Municipal commercial paper that is rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1 or F-2 by Fitch (and, for Connecticut Tax Free Reserves, present a minimal credit risk as determined by its Board of Trustees or the Adviser on its behalf) or, if not rated by these rating agencies, is of comparable quality as determined by the Adviser. Issues of municipal commercial paper typically represent very short-term, unsecured, negotiable promissory notes. These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

    Subsequent to its purchase by a Tax Free Fund, a rated Municipal Obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires sale of such Municipal Obligation by the Fund (other than variable rate instruments which must be sold if they are not "high quality"), but the Adviser considers such event in determining whether the Fund should continue to hold the Municipal Obligation. To the extent that the ratings given to the Municipal Obligations or other securities held by a Tax Free Fund are altered due to changes in any of the Moody's, Standard & Poor's or Fitch ratings systems (see Appendix A to this Statement of Additional Information for an explanation of these rating systems), the Adviser adopts such changed ratings as standards for its future investments in accordance with the investment policies contained above and in the Prospectus. Certain Municipal Obligations issued by instrumentalities of the U.S. government are not backed by the full faith and credit of the U.S. Treasury but only by the creditworthiness of the instrumentality. CitiFunds Multi-State Tax Free Trust's and Tax Free Reserves Portfolio's Boards of Trustees have determined that any Municipal Obligation that depends directly, or indirectly through a government insurance program or other guarantee, on the full faith and credit of the U.S. government is considered to have a rating in the highest category. Where necessary to ensure that the Municipal Obligations are "eligible securities" (i.e., within the two highest ratings assigned by Moody's, Standard & Poor's or Fitch), or where the obligations are not freely transferable, a Tax Free Fund will require that the obligation to pay the principal and accrued interest be backed by an unconditional irrevocable bank letter of credit, a guarantee, insurance policy or other comparable undertaking of an approved financial institution.

    MUNICIPAL BONDS. Municipal bonds are debt obligations of states, cities, municipalities and municipal agencies and authorities which generally have a maturity at the time of issuance of one year or more and which are issued to raise funds for various public purposes, such as construction of a wide range of public facilities, refunding outstanding obligations or obtaining funds for institutions and facilities. The two principal classifications of municipal bonds are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The principal of and interest on revenue bonds are payable from the income of specific projects or authorities and generally are not supported by the issuer's general power to levy taxes. In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

    In addition, certain kinds of private activity bonds ("IDBs") are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities, such as warehouse, office, plant and store facilities and environmental and pollution control facilities. IDBs are, in most cases, revenue bonds. The payment of the principal and interest on IDBs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment. Many IDBs may not be readily marketable; however, the IDBs or the participation certificates in IDBs purchased by a Fund will have liquidity because they generally will be supported by demand features to "high quality" banks, insurance companies or other financial institutions.

    Municipal bonds may be issued as "zero coupon" obligations. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Because zero-coupon bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. Each Tax Free Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though zero-coupon bonds do not pay current interest in cash. Thus, it may be necessary at times for a Fund to liquidate investments in order to satisfy its dividend requirements.

    MUNICIPAL NOTES. There are four major varieties of state and municipal notes: Tax and Revenue Anticipation Notes ("TRANs"); Tax Anticipation Notes ("TANs"); Revenue Anticipation Notes ("RANs"); and Bond Anticipation Notes ("BANs"). TRANs, TANs and RANs are issued by states, municipalities and other tax-exempt issuers to finance short-term cash needs or, occasionally, to finance construction. Many TRANs, TANs and RANs are general obligations of the issuing entity payable from taxes or designated revenues, respectively, expected to be received within the related fiscal period. BANSs are issued with the expectation that their principal and interest will be paid out of proceeds from renewal notes or bonds to be issued prior to the maturity of the BANs. BANs are issued most frequently by both general obligation and revenue bond issuers usually to finance such items as land acquisition, facility acquisition and/or construction and capital improvement projects.

    For an explanation of the ratings of Municipal Obligations by Moody's, Standard & Poor's and Fitch, see Appendix A to this Statement of Additional Information. For a comparison of yields on such Municipal Obligations and taxable securities, see the Appendix to the Prospectus.

    MUNICIPAL LEASE OBLIGATIONS. Participations in municipal leases are undivided interests in a portion of a lease or installment purchase issued by a state or local government to acquire equipment or facilities. Municipal leases frequently have special risks not normally associated with general obligation bonds or revenue bonds. Many leases include "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Although the obligations will be secured by the leased equipment or facilities, the disposition of the property in the event of non-appropriation or foreclosure might, in some cases, prove difficult. Municipal lease obligations are deemed to be illiquid unless otherwise determined by the Board of Trustees.

VARIABLE RATE INSTRUMENTS AND PARTICIPATION INTERESTS

    Each of the Tax Free Funds (including Tax Free Reserves Portfolio for purposes of this discussion) may purchase variable rate instruments and participation interests. Variable rate instruments that the Tax Free Funds may purchase are tax-exempt Municipal Obligations (including municipal notes and municipal commercial paper) that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to receive payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or an insurance policy issued with respect to such instrument or by tendering or "putting" such instrument to a third party.

    The variable rate instruments in which Tax Free Funds' assets may be invested are payable upon a specified period of notice which may range from one day up to one year. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. Each Tax Free Fund will decide which variable rate instruments it will purchase in accordance with procedures prescribed by its Board of Trustees to minimize credit risks. An unrated variable rate instrument may be determined to meet a Fund's high quality criteria if it is backed by a letter of credit or guarantee or a right to tender or put the instrument to a third party or is insured by an insurer that meets the high quality criteria for the Fund discussed above or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality," no credit support from a bank or other financial institution will be necessary. Each unrated variable rate instrument will be evaluated on a quarterly basis to determine that it continues to meet a Tax Free Fund's high quality criteria. If an instrument is ever deemed to be of less than high quality, the Funds either will sell it in the market or exercise the liquidity feature described below.

    Variable rate instruments in which the Tax Free Funds may invest include participation interests in variable rate, tax-exempt Municipal Obligations owned by a bank, insurance company or other financial institution or affiliated organizations. Although the rate of the underlying Municipal Obligations may be fixed, the terms of the participation interest may result in the Fund receiving a variable rate on its investment. A participation interest gives a Tax Free Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation bears to the total principal amount of the Municipal Obligation and provides the liquidity feature. Each participation may be backed by an irrevocable letter of credit or guarantee of, or a right to put to, a bank (which may be the bank issuing the participation interest, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the participation interest) or insurance policy of an insurance company that has been determined by or on behalf of the Board of Trustees of the applicable Trust to meet the prescribed quality standards of a Tax Free Fund. Each Tax Free Fund has the right to sell the participation interest back to the institution or draw on the letter of credit or insurance after a specified period of notice, for all or any part of the full principal amount of the Fund's participation in the security, plus accrued interest. Each Tax Free Fund intends to exercise the liquidity feature only (1) upon a default under the terms of the bond documents,
(2) as needed to provide liquidity to the Fund in order to facilitate withdrawals from the Fund, or (3) to maintain a high quality investment portfolio. In some cases, this liquidity feature may not be exercisable in the event of a default on the underlying Municipal Obligations; in these cases, the underlying Municipal Obligations must meet the Fund's high credit standards at the time of purchase of the participation interest. Issuers of participation interests will retain a service and letter of credit fee and a fee for providing the liquidity feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased on behalf of a Tax Free Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. With respect to insurance, each of the Tax Free Funds will attempt to have the issuer of the participation interest bear the cost of the insurance, although the applicable Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be an expense of the Fund subject to the expense limitation of 2 1/2% of the first $30 million of the Fund's average net assets, 2% of the next $70 million and 1 1/2% of the Fund's average net assets in excess of $100 million. The Adviser has been instructed by the Trusts' Boards of Trustees to monitor continually the pricing, quality and liquidity of the variable rate instruments held by the Tax Free Funds, including the participation interests, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which a Fund may subscribe. Although participation interests may be sold, each Tax Free Fund intends to hold them until maturity, except under the circumstances stated above. Participation interests include municipal lease obligations which are deemed to be illiquid unless otherwise determined by or at the direction of the Board of Trustees. Purchase of a participation interest may involve the risk that a Fund will not be deemed to be the owner of the underlying Municipal Obligation for purposes of the ability of to claim tax exemption of interest paid on that Municipal Obligation.

    Periods of high inflation and periods of economic slowdown, together with the fiscal measures adopted to attempt to deal with them, have brought wide fluctuations in interest rates. When interest rates rise, the value of fixed income securities generally falls; and vice versa. While this is true for variable rate instruments generally, the variable rate nature of the underlying instruments should minimize these changes in value. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities. Because the adjustment of interest rates on the variable rate instruments is made in relation to movements of various interest rate adjustment indices, the variable rate instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

    Because of the variable rate nature of the instruments, when prevailing interest rates decline each Tax Free Fund's yield will decline and its shareholders will forgo the opportunity for capital appreciation. On the other hand, during periods when prevailing interest rates increase, each Tax Free Fund's yield will increase and its shareholders will have reduced risk of capital depreciation.

    For purposes of determining whether a variable rate instrument held by a Tax Free Fund matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Fund is entitled to receive payment of the principal amount of the instrument after notice or (2) the period remaining until the instrument's next interest rate adjustment, except that an instrument issued or guaranteed by the U.S. government or any agency thereof shall be deemed to have a maturity equal to the period remaining until the next adjustment of the interest rate. The maturity of a variable rate instrument will be determined in the same manner for purposes of computing a Fund's dollar-weighted average portfolio maturity.


    In view of the "concentration" of Tax Free Reserves (including Tax Free Reserves Portfolio for purposes of this discussion) and the possible concentration of the other Tax Free Funds in bank participation interests in Municipal Obligations secured by bank letters of credit or guarantees, an investment in these Funds should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Banks are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operation of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.


"WHEN-ISSUED" SECURITIES

    Each of the Tax Free Funds (including Tax Free Reserves Portfolio for purposes of this discussion) may purchase securities on a "when-issued" or "forward delivery" basis. New issues of certain Municipal Obligations frequently are offered on a "when-issued" or "forward delivery" basis. The payment obligation and the interest rate that will be received on the Municipal Obligations are each fixed at the time the buyer enters into the commitment although settlement, i.e., delivery of and payment for the Municipal Obligations, takes place beyond customary settlement time (but normally within 45 days after the date of the Fund's commitment to purchase). Although the Tax Free Funds will only make commitments to purchase "when- issued" or "forward delivery" Municipal Obligations with the intention of actually acquiring them, the Funds may sell these securities before the settlement date if deemed advisable by the Adviser.

    Municipal Obligations purchased on a "when-issued" or "forward delivery" basis and the securities held in a Tax Free Fund's portfolio are subject to changes in value based upon the public's perception of the credit-worthiness of the issuer and changes, real or anticipated, in the level of interest rates. The value of these Municipal Obligations and securities generally change in the same way, that is, both experience appreciation when interest rates decline and depreciation when interest rates rise. Purchasing Municipal Obligations on a "when-issued" or "forward delivery" basis can involve a risk that the yields available in the market on the settlement date may actually be higher or lower than those obtained in the transaction itself. A separate account of a Tax Free Fund consisting of cash or liquid debt securities equal to the amount of the "when-issued" or "forward delivery" commitments will be established at the Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of the Fund's commitments. On the settlement date of the "when-issued" or "forward delivery" securities, the Tax Free Fund's obligations will be met from then-available cash flow, sale of securities held in the separate account, sale of other securities or, although not normally expected, from sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or lesser than the Fund's payment obligations). Sale of securities to meet such obligations may result in the realization of capital gains or losses, which are not exempt from federal income tax. An increase in the percentage of a Fund's assets committed to the purchase of securities on a "when-issued" basis may increase the volatility of its net asset value.

STAND-BY COMMITMENTS

    When a Tax Free Fund (including Tax Free Reserves Portfolio for purposes of this discussion) purchases Municipal Obligations it may also acquire stand-by commitments from banks with respect to such Municipal Obligations. A Tax Free Fund also may acquire stand-by commitments from broker-dealers. Under the stand-by commitment, a bank or broker-dealer agrees to purchase at the Fund's option a specified Municipal Obligation at a specified price. A stand-by commitment is the equivalent of a "put" option acquired by a Tax Free Fund with respect to a particular Municipal Obligation held in the Fund's portfolio.

    The amount payable to a Tax Free Fund upon the exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, the Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. Each Tax Free Fund values stand-by commitments at zero for purposes of computing the value of its net assets.

    The stand-by commitments that each Tax Free Fund may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised and the fact that the commitment is not marketable by the Fund and the maturity of the underlying security will generally be different from that of the commitment.

TAXABLE SECURITIES

    Although each Tax Free Fund (including Tax Free Reserves Portfolio for purposes of this discussion) attempts to invest 100% of its net assets in tax-exempt Municipal Obligations, each Fund may invest up to 20% of the value of its net assets in securities of the kind described below, the interest income on which is subject to federal income tax. Circumstances in which a Tax Free Fund may invest in taxable securities include the following: (a) pending investment in the type of securities described above; (b) to maintain liquidity for the purpose of meeting anticipated withdrawals; and (c) when, in the opinion of the Fund's investment adviser, it is advisable to do so because of adverse market conditions affecting the market for Municipal Obligations. The kinds of taxable securities in which the Tax Free Funds' assets may be invested are limited to the following short-term, fixed-income securities (maturing in 397 days or less from the time of purchase): (1) obligations of the U.S. government or its agencies, instrumentalities or authorities; (2) commercial paper rated Prime-1 or Prime-2 by Moody's, A-1+, A-1 or A-2 by Standard & Poor's or F-1+, F-1 or F-2 by Fitch; (3) certificates of deposit of U.S. banks with assets of $1 billion or more; and (4) repurchase agreements with respect to any Municipal Obligations or other securities which the Fund is permitted to own. Each Tax Free Fund's assets may also be invested in Municipal Obligations which are subject to an alternative minimum tax.

REPURCHASE AGREEMENTS

    Each of the Tax Free Funds (including Tax Free Reserves Portfolio for purposes of this discussion) may invest its assets in instruments subject to repurchase agreements. Repurchase agreements are described in more detail below. (See "Repurchase Agreements.")

RISK FACTORS AFFECTING INVESTMENT IN CALIFORNIA MUNICIPAL OBLIGATIONS

    California Tax Free Reserves intends to invest a high proportion of its assets in California Municipal Obligations. Payment of interest and preservation of principal is dependent upon the continuing ability of California issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. For information concerning California Municipal Obligations, see Appendix B to this Statement of Additional Information.

    The summary set forth above and in Appendix B is included for the purpose of providing a general description of the State of California credit and financial conditions. This summary is based on information from statements of issuers of California Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

RISK FACTORS AFFECTING INVESTMENT IN CONNECTICUT MUNICIPAL OBLIGATIONS

    Connecticut Tax Free Reserves intends to invest a high proportion of its assets in Connecticut Municipal Obligations. Payment of interest and preservation of principal is dependent upon the continuing ability of Connecticut issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder. For information concerning Connecticut Municipal Obligations, see Appendix C to this Statement of Additional Information.

    The summary set forth above and in Appendix C is included for the purpose of providing a general description of the State of Connecticut credit and financial conditions. This summary is based on information from statements of issuers of Connecticut Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

RISK FACTORS AFFECTING INVESTMENT IN NEW YORK MUNICIPAL OBLIGATIONS

    New York Tax Free Reserves intends to invest a high proportion of the its assets in Municipal Obligations of the State of New York and its political subdivisions, municipalities, agencies, instrumentalities and public authorities. Payment of interest and preservation of principal is dependent upon the continuing ability of New York issuers and/or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder.

    The fiscal stability of New York State is related, at least in part, to the fiscal stability of its localities and authorities. Various State agencies, authorities and localities have issued large amounts of bonds and notes either guaranteed or supported by the State through lease-purchase arrangements, other contractual arrangements or moral obligation provisions. While debt service is normally paid out of revenues generated by projects of such State agencies, authorities and localities, the State has had to provide special assistance in recent years, in some cases of a recurring nature, to enable such agencies, authorities and localities to meet their financial obligations and, in some cases, to prevent or cure defaults. To the extent State agencies and local governments require State assistance to meet their financial obligations, the ability of the State to meet its own obligations as they become due or to obtain additional financing could be adversely affected.

    For further information concerning New York Municipal Obligations, see Appendix D to this Statement of Additional Information. The summary set forth above and in Appendix D is included for the purpose of providing a general description of New York State and New York City credit and financial conditions. This summary is based on information from statements of issuers of New York Municipal Obligations and does not purport to be complete. The Trust is not responsible for the accuracy or timeliness of this information.

REPURCHASE AGREEMENTS

    Each of the Funds and Portfolios (other than U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio, which may not invest in repurchase agreements) may invest its assets in instruments subject to repurchase agreements only with member banks of the Federal Reserve System or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. government securities. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying debt instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. This results in a fixed rate of return insulated from market fluctuations during such period. A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. Repurchase agreements may be deemed to be loans under the 1940 Act. All repurchase agreements entered into by the Funds shall be fully collateralized at all times during the period of the agreement in that the value of the underlying security shall be at least equal to the amount of the loan, including the accrued interest thereon, and the Fund or its custodian or sub-custodian shall have possession of the collateral, which the applicable Trust's Board of Trustees believes will give it a valid, perfected security interest in the collateral. Whether a repurchase agreement is the purchase and sale of a security or a collateralized loan has not been definitively established. This might become an issue in the event of the bankruptcy of the other party to the transaction. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The Trusts' Boards of Trustees believe that the collateral underlying repurchase agreements may be more susceptible to claims of the seller's creditors than would be the case with securities owned by the Funds. Repurchase agreements will give rise to income which will not qualify as tax-exempt income when distributed by the Funds. A Fund will not invest in a repurchase agreement maturing in more than seven days if any such investment together with illiquid securities held by the Fund exceed 10% of the Fund's total net assets. Repurchase agreements are also subject to the same risks described herein with respect to stand-by commitments.

LENDING OF SECURITIES

    Consistent with applicable regulatory requirements and in order to generate income, each of the Funds and Portfolios may lend its securities to broker-dealers and other institutional borrowers. Such loans will usually be made only to member banks of the U.S. Federal Reserve System and to member firms of the New York Stock Exchange (and subsidiaries thereof). Loans of securities would be secured continuously by collateral in cash, cash equivalents, or U.S. Treasury obligations maintained on a current basis at an amount at least equal to the market value of the securities loaned. The cash collateral would be invested in high quality short-term instruments. Either party has the right to terminate a loan at any time on customary industry settlement notice (which will not usually exceed three business days). During the existence of a loan, a Fund or Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and with respect to cash collateral would also receive compensation based on investment of the collateral (subject to a rebate payable to the borrower). Where the borrower provides a Fund or Portfolio with collateral consisting of U.S. Treasury obligations, the borrower is also obligated to pay the Fund or Portfolio a fee for use of the borrowed securities. The Fund or Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. However, the loans would be made only to entities deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from loans of this type justifies the attendant risk. In addition, a Fund or Portfolio could suffer loss if the borrower terminates the loan and the Fund or Portfolio is forced to liquidate investments in order to return the cash collateral to the buyer. If the Adviser determines to make loans, it is not intended that the value of the securities loaned by a Fund or Portfolio would exceed 33 1/3% of the value of its net assets.

PRIVATE PLACEMENTS AND ILLIQUID INVESTMENTS

    Each Fund and Portfolio may invest up to 10% of its net assets in securities for which there is no readily available market. These illiquid securities may include privately placed restricted securities for which no institutional market exists. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Fund or Portfolio to sell them promptly at an acceptable price.

                           INVESTMENT RESTRICTIONS

    The Trusts, on behalf of the Funds, and the Portfolios have each adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding shares" of the applicable Fund or Portfolio, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding voting securities of the Fund or Portfolio present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or Portfolio are present or represented by proxy, or
(ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act. Whenever the Trust is requested to vote on a change in the investment restrictions of a Portfolio (or, in the case of Cash Reserves Portfolio and the Tax Free Funds, with respect to the fundamental restrictions discussed under "Investment Policies"), the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by the shareholders, or will otherwise vote Fund interests in a Portfolio in accordance with applicable law. Each Fund will vote the shares held by its shareholders who do not give voting instructions in the same proportion as the shares of that Fund's shareholders who do give voting instructions. Shareholders of the Funds who do not vote will have no effect on the outcome of these matters.

CASH RESERVES

    CitiFunds Trust III, on behalf of Cash Reserves, may not:

        (1) Invest in equity securities (e.g., common stock, preferred stock, options, warrants, puts, calls), voting securities, restricted securities, corporate debt securities (e.g., bonds, debentures) other than those bank securities and commercial paper referred to under "Investment Policies," local or state government securities (e.g., municipal bonds, state bonds), commodities or commodity contracts, real estate, or securities of other investment companies, except that the Trust may invest all or a portion of the Fund's assets in a diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund. The Trust, on behalf of the Fund, will not sell securities short, write put or call options, engage in underwriting, or invest in companies for the purpose of exercising control. The Trust, on behalf of the Fund, will not make loans to other persons except that it may acquire debt securities as discussed under "Investment Policies;'"

        (2) Purchase securities or obligations of any one issuer (other than securities issued by the U.S. government, its agencies and instrumentalities and repurchase agreements covering such securities) if immediately after such purchase more than 5% of the value of its assets would be invested in that issuer except that the Trust may invest all or a portion of the Fund's assets in a diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

        (3) Borrow money except from banks as a temporary measure for extraordinary or emergency purposes (not for leveraging) or in order to meet unexpectedly heavy redemption requests in an amount not exceeding 15% of the value of the Fund's assets and will not purchase any securities at any time when the Fund's total outstanding borrowings from banks exceed 5% of the Fund's gross assets. The Trust, on behalf of the Fund, will not pledge its assets except to secure borrowings. While the Trust, on behalf of the Fund, may borrow from its Custodian for the foregoing purposes, any borrowing from the Custodian will be on terms no less favorable to the Fund than those offered by the Custodian to comparable borrowers and on terms which the Trust believes are not less favorable than those readily obtainable elsewhere;

        (4) Concentrate the Fund's investments in any particular industry, but if it is deemed appropriate to the achievement of the Fund's investment objective, up to 25% of the assets of the Fund (taken at market value at the time of each investment) may be invested in any one industry, provided that, if the Trust withdraws the Fund's investment from an open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund, it will invest at least 25%, and may invest up to 100%, of the assets of the Fund in bank obligations; and provided, further, that nothing in this Investment Restriction is intended to affect the Trust's ability to invest 100% of the Fund's assets in a diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the Fund;

        (5) There is no limitation on investing in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or repurchase agreements covering those securities, except that the Trust, on behalf of the Fund, will not acquire securities that are not readily marketable or repurchase agreements calling for resale within more than 7 days if, as a result thereof, more than 10% of the value of its net assets would be invested in such securities. The Trust, on behalf of the Fund, may not invest in fixed time deposits maturing in more than seven calendar days, and fixed time deposits maturing from two business days through seven calendar days may not exceed 10% of the Fund's net assets.

    Cash Reserves Portfolio may not:

        (1) Borrow money, except that as a temporary measure for extraordinary or emergency purposes the Portfolio may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Portfolio, including the amount borrowed (moreover, the Portfolio may not purchase any securities at any time at which borrowings exceed 5% of its total assets (taken at market value))(it is intended that the Portfolio would borrow money only from banks and only to accommodate requests for the withdrawal of all or a portion of a beneficial interest in the Portfolio while effecting an orderly liquidation of securities);

        (2) Purchase any security or evidence of interest therein on margin, except that the Portfolio may obtain such short term credit as may be necessary for the clearance of purchases and sales of securities;

        (3) Underwrite securities issued by other persons, except insofar as the Portfolio may technically be deemed an underwriter under the Securities Act of 1933 in selling a security;

        (4) Make loans to other persons except (a) through the lending of securities held by the Portfolio, but not in excess of 33 1/3% of the Portfolio's net assets, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this paragraph 4 the purchase of short term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

        (5) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Portfolio reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Portfolio);

        (6) Concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of its investment objective, up to 25% of the assets of the Portfolio (taken at market value at the time of each investment) may be invested in any one industry, except that the Portfolio will invest at least 25% of its assets and may invest up to 100% of its assets in bank obligations; or

        (7) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above.

U.S. TREASURY RESERVES

    Neither CitiFunds Trust III, on behalf of U.S. Treasury Reserves, nor U.S. Treasury Portfolio may:

        (1) Borrow money, except that as a temporary measure for extraordinary or emergency purposes either the Trust or the Portfolio may borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Fund or the Portfolio, respectively, including the amount borrowed (moreover, neither the Trust (on behalf of the Fund) nor the Portfolio may purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund or the Portfolio, respectively (taken in each case at market value)) (it is intended that the Fund and the Portfolio would borrow money only from banks and only to accommodate requests for the repurchase of shares of the Fund or the withdrawal of all or a portion of a beneficial interest in the Portfolio while effecting an orderly liquidation of securities);

        (2) Purchase any security or evidence of interest therein on margin, except that either the Trust, on behalf of the Fund, or the Portfolio may obtain such short term credit as may be necessary for the clearance of purchases and sales of securities;

        (3) Underwrite securities issued by other persons, except that all the assets of the Fund may be invested in the Portfolio and except insofar as either the Trust or the Portfolio may technically be deemed an underwriter under the Securities Act of 1933 in selling a security;

        (4) Make loans to other persons except (a) through the lending of securities held by either the Fund or the Portfolio, but not in excess of 33 1/3% of the Fund's or the Portfolio's net assets, as the case may be, (b) through the use of repurchase agreements or the purchase of short term obligations, or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this paragraph 4 the purchase of a portion of an issue of debt securities which is part of an issue to the public shall not be considered the making of a loan;

        (5) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Fund and the Portfolio reserve the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund or the Portfolio);

        (6) Concentrate its investments in any particular industry; provided, that nothing in this Investment Restriction is intended to affect the ability to invest 100% of the Fund's assets in the Portfolio; or

        (7) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (1) above.

TAX FREE RESERVES

    Tax Free Reserves may not:

        (1) Make investments other than as described under "Investment Policies" above or any other form of federal tax-exempt investment which meets the Fund's high quality criteria, as determined by the Board of Trustees and which is consistent with the Fund's investment objectives and policies (provided, however, that the Fund may invest all of its assets in a diversified, open-end management investment company with substantially the same investment objectives, policies and restrictions as the Fund);

        (2) Borrow money. This restriction shall not apply to borrowings from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any investments. Interest paid on borrowings will reduce net income;

        (3) Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 15% of the value of its total assets and only to secure borrowings for temporary or emergency purposes;

        (4) Sell securities short or purchase securities on margin, or engage in the purchase and sale of put, call, straddle or spread options or in writing such options, except to the extent that securities subject to a demand obligation and stand-by commitments may be purchased as set forth under "Investment Policies" above;

        (5) Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security (provided, however, that the Fund may invest all of its assets in a diversified, open-end management investment company with substantially the same investment objectives, policies and restrictions as the Fund);

        (6) Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests in real estate;

        (7) Make loans to others, except through the purchase of Fund investments, including repurchase agreements, as described under "Investment Policies" above;

        (8) Invest more than 5% of the value of its total assets in the securities of issuers where the entity providing the revenues from which the issue is to be paid has a record, including predecessors, of fewer than three years of continuous operation, except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (provided, however, that the Fund may invest all of its assets in a diversified, open-end management investment company with substantially the same investment objectives, policies and restrictions as the Fund);

        (9) Invest more than 25% of its assets in the securities of "issuers" in any single industry, provided that there shall be no limitation on the purchase of Municipal Obligations or on obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. In addition, the Fund reserves the freedom of action to invest more than 25% of its assets in instruments (including without limitation participation interests) issued by U.S. branches of domestic banks; or

        (10) Invest in securities of other investment companies, except the Fund may purchase unit investment trust securities where such unit trusts meet the investment objectives and policies of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets (provided, however, that the Fund may invest all of its assets in a diversified, open-end management investment company with substantially the same investment objectives, policies and restrictions as the Fund).

    Tax Free Reserves has adopted the following non-fundamental policy, which may be changed without approval by a majority of the outstanding shares of the Fund. Tax Free Reserves will not invest in a repurchase agreement maturing in more than seven days or other illiquid securities if as a result thereof the Fund's total illiquid assets (including repurchase agreements maturing in more than seven days) would exceed 10% of the Fund's net assets.

    Tax Free Reserves Portfolio may not:

        (1) Borrow money, except that as a temporary measure for extraordinary or emergency purposes borrow from banks in an amount not to exceed 1/3 of the value of the net assets of the Portfolio, including the amount borrowed (moreover, the Portfolio may not purchase any securities at any time at which borrowings exceed 5% of its total assets (taken at market value)); (it is intended that the Portfolio would borrow money only from banks and only to accommodate requests for the withdrawal of all or a portion of a beneficial interest in the Portfolio while effecting an orderly liquidation of securities);

        (2) Purchase any security or evidence of interest therein on margin, except that the Portfolio may obtain such short term credit as may be necessary for the clearance of purchases and sales of securities;

        (3) Underwrite securities issued by other persons, except insofar as the Portfolio may technically be deemed an underwriter under the Securities Act of 1933 in selling a security;

        (4) Make loans to other persons except (a) through the lending of securities held by the Portfolio, but not in excess of 33 1/3% of the Portfolio's net assets, (b) through the use of fixed time deposits or repurchase agreements or the purchase of short term obligations, or (c) by purchasing all or a portion of an issue of debt securities of types commonly distributed privately to financial institutions; for purposes of this paragraph (4) the purchase of short term commercial paper or a portion of an issue of debt securities which are part of an issue to the public shall not be considered the making of a loan;

        (5) Purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Portfolio reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund or the Portfolio);

        (6) Concentrate its investments in any particular industry, but if it is deemed appropriate for the achievement of its investment objective, up to 25% of the assets of the Portfolio (taken at market value at the time of each investment) may be invested in any one industry, except that the Portfolio will invest at least 25% of its assets and may invest up to 100% of its assets in bank obligations; or

        (7) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating the investment restriction in paragraph (1) above.

    For purposes of the investment restriction in paragraph (6) above, "bank obligations" shall include bank participation interests in Municipal Obligations.

CALIFORNIA TAX FREE RESERVES

    CitiFunds Multi-State Tax Free Trust may not with respect to California Tax Free Reserves:

        (1) Make investments other than as described under "Investment Policies" above or any other form of federal tax-exempt investment which meets the Fund's high quality criteria, as determined by the Board of Trustees and which is consistent with the Fund's investment objectives and policies (provided, however, that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund).

        (2) Borrow money. This restriction shall not apply to borrowings from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Trust will not make any investments on behalf of the Fund. Interest paid on borrowings will reduce net income.

        (3) Pledge, hypothecate, mortgage or otherwise encumber the Fund's assets, except in an amount up to 15% of the value of the Fund's total assets and only to secure borrowings for temporary or emergency purposes.

        (4) Sell securities short or purchase securities on margin, or engage in the purchase and sale of put, call, straddle or spread options or in writing such options, except to the extent that securities subject to a demand obligation and stand-by commitments may be purchased as set forth under "Investment Policies" above.

        (5) Underwrite the securities of other issuers, except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security of the Fund (provided, however, that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund).

        (6) The Trust will not invest on behalf of the Fund in a repurchase agreement maturing in more than seven days if any such investment together with other illiquid securities held by the Fund exceed 10% of the Fund's total net assets.

        (7) Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Trust from investing in Municipal Obligations secured by real estate or interests in real estate.

        (8) Make loans to others, except through the purchase of portfolio investments, including repurchase agreements, as described under "Investment Policies" above.

        (9) Purchase more than 10% of all outstanding voting securities of any one issuer or invest in companies for the purpose of exercising control, except that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund.

        (10) Invest more than 25% of the Fund's assets in the securities of "issuers" in any single industry, provided that the Trust may invest more than 25% of the Fund's assets in bank participation interests and there shall be no limitation on the purchase of those Municipal Obligations and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, except that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objectives and policies and substantially the same investment restrictions as the Fund. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity would be deemed to be the sole issuer of the security. Similarly, in the case of a private activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank.

        (11) Invest in securities of other investment companies, except the Trust may purchase on behalf of the Fund unit investment trust securities (i.e., securities issued by an investment company which (i) is organized under a trust indenture or contract of custodianship or similar instrument,
    (ii) does not have a board of directors, and (iii) issues only redeemable securities, each of which represents an undivided interest in a unit of specified securities) where such unit trusts meet the investment objectives and policies of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets, except that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objectives and policies and substantially the same investment restrictions as the Fund. As of the date of this Statement of Additional Information, the Trust has no intention of investing in unit investment trust securities on behalf of the Fund.

    For purposes of the investment restrictions described in (9) and (10) above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. If, however, the acting government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a Letter of Credit, such a guarantee or Letter of Credit may, in accordance with applicable Securities and Exchange Commission ("SEC") rules, be considered a separate security and treated as an issue of such government, other entity or bank.

CONNECTICUT TAX FREE RESERVES

    CitiFunds Multi-State Tax Free Trust may not with respect to Connecticut Tax Free Reserves:

        (1) Make investments other than as described under "Investment Policies" above or any other form of federal tax-exempt investment which meets the Fund's high quality criteria, as determined by the Board of Trustees and which is consistent with the Fund's investment objectives and policies (provided, however, that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund).

        (2) Borrow money. This restriction shall not apply to borrowings from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Trust will not make any investments on behalf of the Fund. Interest paid on borrowings will reduce net income.

        (3) Pledge, hypothecate, mortgage or otherwise encumber the Fund's assets, except in an amount up to 15% of the value of the Fund's total assets and only to secure borrowings for temporary or emergency purposes.

        (4) Sell securities short or purchase securities on margin, or engage in the purchase and sale of put, call, straddle or spread options or in writing such options, except to the extent that securities subject to a demand obligation and stand-by commitments may be purchased as set forth under "Investment Policies" above.

        (5) Underwrite the securities of other issuers, except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security of the Fund (provided, however, that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund).

        (6) Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Trust from investing in Municipal Obligations secured by real estate or interests in real estate.

        (7) Make loans to others, except through the purchase of portfolio investments, including repurchase agreements, as described under "Investment Policies" above.

        (8) Purchase more than 10% of all outstanding voting securities of any one issuer or invest in companies for the purpose of exercising control, except that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund.

        (9) Invest more than 25% of the Fund's assets in the securities of "issuers" in any single industry, provided that the Trust reserves the right to invest more than 25% of the Fund's assets in bank participation interests and there shall be no limitation on the purchase of those Municipal Obligations and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, except that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity would be deemed to be the sole issuer of the security. Similarly, in the case of a private activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit may, in accordance with applicable SEC rules, be considered a separate security and could be treated as an issue of such government, other entity or bank.

        (10) Invest in securities of other investment companies, except the Trust may purchase on behalf of the Fund unit investment trust securities (i.e., securities issued by an investment company which (i) is organized under a trust indenture or contract of custodianship or similar instrument,
    (ii) does not have a board of directors, and (iii) issues only redeemable securities, each of which represents an undivided interest in a unit of specified securities) where such unit trusts meet the investment objectives and policies of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets, except that the Trust may invest all or substantially all of the Fund's assets in another registered investment company having the same investment objectives and policies and substantially the same investment restrictions as the Fund. As of the date of this Statement of Additional Information, the Trust has no intention of investing in unit investment trust securities on behalf of the Fund.

        (11) Issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating Investment Restriction (2) above.

    For purposes of the investment restrictions described in (8) and (9) above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. If, however, the acting government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a Letter of Credit, such a guarantee or Letter of Credit may, in accordance with applicable SEC rules, be considered a separate security and treated as an issue of such government, other entity or bank.

    In addition, as a matter of non-fundamental policy, the Trust will not invest on behalf of the Fund in securities that are not readily marketable, such as fixed time deposits and repurchase agreements maturing in more than seven days, if such investments together with other illiquid securities held by the Fund exceed 10% of the Fund's total net assets.

NEW YORK TAX FREE RESERVES

    CitiFunds Multi-State Tax Free Trust may not with respect to New York Tax Free Reserves:

        (1) Make investments other than as described under "Investment Policies" above or any other form of federal tax-exempt investment which meets the Fund's high quality criteria, as determined by the Board of Trustees and which is consistent with the Fund's investment objectives and policies.

        (2) Borrow money. This restriction shall not apply to borrowings from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Trust will not make any investments on behalf of the Fund. Interest paid on borrowings will reduce net income.

        (3) Pledge, hypothecate, mortgage or otherwise encumber the Fund's assets, except in an amount up to 15% of the value of the Fund's total assets and only to secure borrowings for temporary or emergency purposes.

        (4) Sell securities short or purchase securities on margin, or engage in the purchase and sale of put, call, straddle or spread options or in writing such options, except to the extent that securities subject to a demand obligation and stand-by commitments may be purchased as set forth under "Investment Policies" above.

        (5) Underwrite the securities of other issuers, except insofar as the Trust may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security of the Fund.

        (6) Purchase securities subject to restrictions on disposition under the Securities Act of 1933 ("restricted securities"). The Trust will not invest on behalf of the Fund in a repurchase agreement maturing in more than seven days if any such investment together with securities that are not readily marketable held by the Fund exceed 10% of the Fund's total net assets.

        (7) Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Trust from investing in Municipal Obligations secured by real estate or interests in real estate.

        (8) Make loans to others, except through the purchase of portfolio investments, including repurchase agreements, as described under "Investment Policies" above.

        (9) Purchase more than 10% of all outstanding voting securities of any one issuer or invest in companies for the purpose of exercising control.

        (10) Invest more than 25% of the Fund's assets in the securities of "issuers" in any single industry, provided that the Trust may invest more than 25% of the Fund's assets in bank participation interests and there shall be no limitation on the purchase of those Municipal Obligations and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity would be deemed to be the sole issuer of the security. Similarly, in the case of a private activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a letter of credit, such a guarantee or letter of credit would be considered a separate security and would be treated as an issue of such government, other entity or bank.

        (11) Invest in securities of other investment companies, except the Trust may purchase on behalf of the Fund unit investment trust securities (i.e., securities issued by an investment company which (i) is organized under a trust indenture or contract of custodianship or similar instrument,
    (ii) does not have a board of directors, and (iii) issues only redeemable securities, each of which represents an undivided interest in a unit of specified securities) where such unit trusts meet the investment objectives and policies of the Fund and then only up to 5% of the Fund's net assets, except as they may be acquired as part of a merger, consolidation or acquisition of assets. As of the date of this Statement of Additional Information, the Trust has no intention of investing in unit investment trust securities on behalf of the Fund.

    For purposes of the investment restrictions described above, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of principal of and interest on the security. If, however, the acting government or some other entity, such as an insurance company or other corporate obligor, guarantees a security or a bank issues a Letter of Credit, such a guarantee or Letter of Credit may, in accordance with applicable SEC rules, be considered a separate security and treated as an issue of such government, other entity or bank.

    If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by a Fund or a Portfolio or a later change in the rating of a security held by a Fund or a Portfolio is not considered a violation of policy.

                         3.  PERFORMANCE INFORMATION

    Fund performance may be quoted in advertising, shareholder reports and other communications in terms of yield, effective yield, tax equivalent yield, total rate of return or tax equivalent total rate of return. All performance information is historical and is not intended to indicate future performance. Yields and total rates of return fluctuate in response to market conditions and other factors.

    Each Fund may provide annualized yield and effective yield quotations. The yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period is stated in any such advertisement or communication). This income is then annualized; that is, the amount of income generated by the investment over that period is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. Any current yield quotation of a Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, consists of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and is calculated by dividing the net change in the value of an account having a balance of one share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose the net change in account value would reflect the value of additional shares purchased with dividends declared on the original share and dividends declared on both the original share and any such additional shares, but would not reflect any realized gains or losses as a result of a Fund's investment in a Portfolio or from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. The effective yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield is slightly higher than the yield because of the compounding effect of this assumed reinvestment. Any effective yield quotation of a Fund so used shall be calculated by compounding the current yield quotation for such period by multiplying such quotation by 7/365, adding 1 to the product, raising the sum to a power equal to 365/7, and subtracting 1 from the result.

    U.S. Treasury Reserves and each Tax Free Fund may provide tax equivalent yield quotations. The tax equivalent yield refers to the yield that a fully taxable money market fund would have to generate in order to produce an after-tax yield equivalent to that of a Fund. The use of a tax equivalent yield allows investors to compare the yield of the Fund, the dividends from which may be exempt from federal or state personal income tax, with yields of funds the dividends from which are not tax exempt. Any tax equivalent yield quotation of a Fund is calculated as follows: If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt. A Fund also may provide yield, effective yield and tax equivalent yield quotations for longer periods.

    Each Fund may provide its period and average annualized total rates of return. The total rate of return refers to the change in the value of an investment in a Fund over a stated period and is compounded to include the value of any shares purchased with any dividends or capital gains declared during such period. A total rate of return quotation for a Fund is calculated for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains distributions declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price on the first day of such period, and (b) subtracting 1 from the result. Period total rate of return may be annualized. An annualized total rate of return assumes that the period total rate of return is generated over a one-year period. Any annualized total rate of return quotation is calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

    U.S. Treasury Reserves and each Tax Free Fund may provide tax equivalent total rates of return. The tax equivalent total rate of return refers to the total rate of return that a fully taxable money market fund would have to generate in order to produce an after-tax total rate of return equivalent to that of a Fund. The use of a tax equivalent total rate of return allows investors to compare the total rates of return of a Fund, the dividends from which may be exempt from federal or state personal income taxes, with the total rates of return of funds the dividends from which are not tax exempt. Any tax equivalent total rate of return quotation of a Fund is calculated as follows: If the entire current total rate of return quotation for such period is tax-exempt, the tax equivalent total rate of return will be the current total rate of return quotation divided by 1 minus a stated income tax rate or rates. If a portion of the current total rate of return quotation is not tax-exempt, the tax equivalent total rate of return will be the sum of (a) that portion of the total rate of return which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the total rate of return which is not tax-exempt.


    Set forth below is total rate of return information, assuming that dividends and capital gains distributions, if any, were reinvested, for each Fund (using the Class N shares of Cash Reserves) for the periods indicated, at the beginning of which periods no sales charges were applicable to purchases of shares of the Funds. The Class A and B shares of Cash Reserves are newly offered and have no investment history. Performance results include any applicable fee waivers or expense subsidies in place during the time period, which may cause the results to be more favorable than they would otherwise have been.


                                                                                         REDEEMABLE VALUE
                                                                  ANNUALIZED            OF A HYPOTHETICAL
                                                                    TOTAL               $1,000 INVESTMENT
PERIOD                                                          RATE OF RETURN       AT THE END OF THE PERIOD
------                                                          --------------       ------------------------
CASH RESERVES
Ten years ended August 31, 1998 ...........................         5.40%                   $1,692.35
Five years ended August 31, 1998 ..........................         4.77%                   $1,262.30
One year ended August 31, 1998 ............................         5.17%                   $1,051.68

U.S. TREASURY RESERVES
May 3, 1991 (commencement of operations)
  to August 31, 1998 ......................................         4.09%                   $1,342.17
Five years ended August 31, 1998 ..........................         4.34%                   $1,236.78
One year ended August 31, 1998 ............................         4.65%                   $1,046.48

TAX FREE RESERVES
Ten years ended August 31, 1998 ...........................         3.57%                   $1,419.67
Five years ended August 31, 1998 ..........................         2.88%                   $1,152.58
One year ended August 31, 1998 ............................         3.08%                   $1,030.84

                                                                                         REDEEMABLE VALUE
                                                                  ANNUALIZED            OF A HYPOTHETICAL
                                                                    TOTAL               $1,000 INVESTMENT
PERIOD                                                          RATE OF RETURN       AT THE END OF THE PERIOD
------                                                          --------------       ------------------------
CALIFORNIA TAX FREE RESERVES
March 10, 1992 (commencement of operations)
  to August 31, 1998 ......................................         2.88%                   $1,201.86
Five years ended August 31, 1998 ..........................         2.97%                   $1,157.42
One year ended August 31, 1998 ............................         2.97%                   $1,029.67

CONNECTICUT TAX FREE RESERVES
December 31, 1993 (commencement of operations)
  to August 31, 1998 ......................................         3.06%                   $1,153.94
One year ended August 31, 1998 ............................         3.01%                   $1,030.12

NEW YORK TAX FREE RESERVES
Ten years ended August 31, 1998 ...........................         3.37%                   $1,393.00
Five years ended August 31, 1998 ..........................         2.83%                   $1,149.69
One year ended August 31, 1998 ............................         3.03%                   $1,030.32

      The following table shows the annualized yield and effective compound annualized yield for each
Fund (using the Class N shares of Cash Reserves) for the seven-day period ended August 31, 1998:

                                                                                          COMPOUND
                                                                ANNUALIZED YIELD      ANNUALIZED YIELD
                                                                ----------------      ----------------
Cash Reserves ...............................................        5.01%                 5.13%
U.S. Treasury Reserves ......................................        4.41%                 4.50%
Tax Free Reserves ...........................................        2.83%                 2.87%
California Tax Free Reserves ................................        2.63%                 2.67%
Connecticut Tax Free Reserves ...............................        2.95%                 3.00%
New York Tax Free Reserves ..................................        2.79%                 2.82%

    The annualized tax equivalent yields for the seven-day period ended August 31, 1998 were as follows: U.S. Treasury Reserves 4.97% (assuming a combined state and local tax rate of 11.307% for New York City residents); Tax Free Reserves 4.69% (assuming a federal tax bracket of 39.60%); California Tax Free Reserves 3.72% (assuming (i) a combined California State and federal tax bracket of 45.22% and (ii) that 77.55% of the Fund's assets were invested in California Municipal Obligations); Connecticut Tax Free Reserves 3.78% (assuming (i) a combined Connecticut State and federal tax bracket of 42.32% and (ii) that 74.00% of the Fund's assets were invested in Connecticut Municipal Obligations); and New York Tax Free Reserves 4.00% (assuming (i) a combined New York State, New York City and federal tax bracket of 46.43% and (ii) that 76.89% of the Fund's assets were invested in New York Municipal Obligations).


    For advertising and sales purposes, Cash Reserves will generally use the performance of Class N shares. All outstanding Cash Reserves shares were designated Class N shares on January 4, 1999. If the performance of Class A or Class B shares is used for advertising and sales purposes, performance after class inception on January 4, 1999 will be actual performance, while performance prior to that date will be Class N performance, adjusted to reflect the differences in sales charges (but not the differences in fees and expenses) among the classes. For these purposes, it will be assumed that the maximum contingent deferred sales charge applicable to the Class B shares is deducted at the times, in the amount, and under the terms stated in the Prospectus. Class B share performance generally would have been lower than Class A or Class N performance, had the Class B shares been offered for the entire period, because the expenses attributable to Class B shares are higher than the expenses attributable to the Class A and Class N shares. Fund performance may also be presented in advertising and sales literature without the inclusion of sales charges.


                     4.  DETERMINATION OF NET ASSET VALUE


    The net asset value of each share of the Funds is determined on each day on which the New York Stock Exchange is open for trading. This determination is normally made once during each such day as of 3:00 p.m., Eastern time, for Cash Reserves and 12:00 noon, Eastern time, for the other Funds. Net asset value is calculated for each class of Cash Reserves by dividing the value of the Fund's net assets (i.e., the value of its assets attributable to a class, including its investment in Cash Reserves Portfolio, less its liabilities, including expenses payable or accrued) by the number of the shares of the class outstanding at the time the determination is made. Net asset value is determined for each other Fund by dividing the value of the Fund's net assets by the number of shares of the Fund outstanding at the time the determination is made. On days when the financial markets in which the Funds invest close early, each Fund's net asset value is determined as of the close of these markets if such time is earlier than the time at which the net asset value is normally calculated. As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It is anticipated that the net asset value of each share of each Fund will remain constant at $1.00 and, although no assurance can be given that they will be able to do so on a continuing basis, as described below, the Funds and Portfolios employ specific investment policies and procedures to accomplish this result.


    The value of a Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset value per share of the corresponding Fund is determined. The net asset value of a Fund's investment in the corresponding Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities.

    The securities held by a Fund or Portfolio are valued at their amortized cost. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates cause the market value of the securities held by the Fund or Portfolio to deviate more than 1/2 of 1% from their value determined on the basis of amortized cost, the applicable Trust's or Portfolio's Board of Trustees will consider whether any action should be initiated, as described in the following paragraph. Although the amortized cost method provides certainty in valuation, it may result in periods during which the stated value of an instrument is higher or lower than the price the Fund or Portfolio would receive if the instrument were sold.

    Pursuant to the rules of the SEC, the Trusts' and the Portfolios' Boards of Trustees have established procedures to stabilize the value of the Funds' and Portfolios' net assets within 1/2 of 1% of the value determined on the basis of amortized cost. These procedures include a review of the extent of any such deviation of net asset value, based on available market rates. Should that deviation exceed 1/2 of 1% for a Fund or Portfolio, the applicable Trust's or Portfolio's Board of Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to investors in the Fund or Portfolio. Such action may include withdrawal in kind, selling securities prior to maturity and utilizing a net asset value as determined by using available market quotations. The Funds and Portfolios maintain a dollar-weighted average maturity of 90 days or less, do not purchase any instrument with a remaining maturity greater than 397 days or (in the case of all Funds and Portfolios other than U.S. Treasury Reserves and U.S. Treasury Reserves Portfolio which may not invest in repurchase agreements) subject to a repurchase agreement having a duration of greater than 397 days, limit their investments, including repurchase agreements, to those U.S. dollar-denominated instruments that are determined by the Adviser to present minimal credit risks and comply with certain reporting and recordkeeping procedures. The Trusts and Portfolios also have established procedures to ensure that securities purchased by the Funds and Portfolios meet high quality criteria. (See "Investment Objectives, Policies and Restrictions -- Investment Policies.")

    Because of the short-term maturities of the portfolio investments of each Fund, the Funds do not expect to realize long-term capital gains or losses. Any net realized short-term capital gains will be declared and distributed to the Funds' shareholders annually after the close of each Fund's fiscal year. Distributions of short-term capital gains are taxable to shareholders as described in "Certain Additional Tax Matters." Any realized short-term capital losses will be offset against short-term capital gains or, to the extent possible, utilized as capital loss carryover. Each Fund may distribute short-term capital gains more frequently then annually, reduce shares to reflect capital losses or make distributions of capital if necessary in order to maintain the Fund's net asset value of $1.00 per share.

    It is expected that each Fund (and each class of a Fund) will have a positive net income at the time of each determination thereof. If for any reason a Fund's or a class' net income is a negative amount, which could occur, for instance, upon default by an issuer of a portfolio security, the Fund would first offset the negative amount with respect to each shareholder account in that Fund or class from the dividends declared during the month with respect to those accounts. If and to the extent that negative net income exceeds declared dividends at the end of the month, the Fund would reduce the number of outstanding Fund shares of that Fund or class by treating each shareholder as having contributed to the capital of the Fund that number of full and fractional shares in the shareholder's account which represents the shareholder's share of the amount of such excess. Each shareholder would be deemed to have agreed to such contribution in these circumstances by investment in the Fund.

    Subject to compliance with applicable regulations, the Trust and the Portfolios have each reserved the right to pay the redemption price of shares of the Funds or beneficial interests in the Portfolios, either totally or partially, by a distribution in kind of readily marketable securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares or beneficial interests being sold. If a holder of shares or beneficial interests received a distribution in kind, such holder could incur brokerage or other charges in converting the securities to cash.

    Shareholders may redeem Fund shares by sending written instructions in proper form (as determined by a shareholder's Shareholder Servicing Agent) to their Shareholder Servicing Agents. Shareholders are responsible for ensuring that a request for redemption is in proper form.

    Shareholders may redeem or exchange Fund shares by telephone, if their account applications so permit, by calling their Shareholder Servicing Agents. During periods of drastic economic or market changes or severe weather or other emergencies, shareholders may experience difficulties implementing a telephone exchange or redemption. In such an event, another method of instruction, such as a written request sent via an overnight delivery service, should be considered. The Funds and each Shareholder Servicing Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include recording of the telephone instructions and verification of a caller's identity by asking for the shareholder's name, address, telephone number, Social Security number, and account number. If these or other reasonable procedures are not followed, the Fund or the Shareholder Servicing Agent may be liable for any losses to a shareholder due to unauthorized or fraudulent instructions. Otherwise, the shareholders will bear all risk of loss relating to a redemption or exchange by telephone.

    The Trusts and the Portfolios may suspend the right of redemption or postpone the date of payment for shares of a Fund or beneficial interests in a Portfolio more than seven days during any period when (a) trading in the markets the Fund or Portfolio normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists making disposal of the Fund's or Portfolio's investments or determination of its net asset value not reasonably practicable; (b) the New York Stock Exchange is closed (other than customary weekend and holiday closings); or (c) the SEC has by order permitted such suspension.

                                5.  MANAGEMENT

    Each Fund and Portfolio is supervised by a Board of Trustees. In each case, a majority of the Trustees are not affiliated with the Adviser. In addition, a majority of the disinterested Trustees of Cash Reserves, U.S. Treasury Reserves and Tax Free Reserves are different from a majority of the disinterested Trustees of their corresponding Portfolios.

    The Trustees and officers of the Trusts and the Portfolios, their ages and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of a Trust or a Portfolio. Unless otherwise indicated below, the address of each Trustee and officer is 21 Milk Street, Boston, Massachusetts. The address of Cash Reserves Portfolio is Elizabethan Square, George Town, Grand Cayman, British West Indies. The address of U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio is 21 Milk Street, Boston, Massachusetts.

TRUSTEES OF CITIFUNDS TRUST III AND TAX FREE RESERVES

PHILIP W. COOLIDGE; 47* -- President of the Trusts and the Portfolios; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.


C. OSCAR MORONG, JR.; 63 -- Chairman of the Boards of Trustees of the Trusts; Managing Director, Morong Capital Management (since February, 1993); Senior Vice President and Investment Manager, CREF Investments, Teachers Insurance & Annuity Association (retired January, 1993); Director, Indonesia Fund; Director, MAS Funds. His address is 1385 Outlook Drive West, Mountainside, New
Jersey.

WALTER E. ROBB, III; 72 -- President, Benchmark Consulting Group, Inc. (since
1991); Principal, Robb Associates (Corporate Financial Advisors) (since 1978); President, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since
1989); Trustee of certain registered investment companies in the MFS Family of Funds. His address is 35 Farm Road, Sherborn, Massachusetts.


E. KIRBY WARREN; 64 -- Professor of Management, Graduate School of Business, Columbia University (since 1987). Samuel Bronfman Professor of Democratic Business Enterprise (1978 to 1987). His address is Columbia University, Graduate School of Business, 725 Uris Hall, New York, New York.

TRUSTEES OF CITIFUNDS MULTI-STATE TAX FREE TRUST


ELLIOTT J. BERV; 55 -- Chairman and Director, Catalyst, Inc. (Management Consultants) (since June, 1992); President, Chief Operating Officer and Director, Deven International, Inc. (International Consultants) (June, 1991 to June, 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May, 1984). His address is 24 Atlantic Drive, Scarborough, Maine.


PHILIP W. COOLIDGE; 47* -- President of the Trusts and the Portfolios; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.


MARK T. FINN; 55 -- President and Director, Delta Financial, Inc. (since June,
1983); Chairman of the Board and Chief Executive Officer, FX 500 Ltd. (Commodity Trading Advisory Firm) (since April, 1990); General Partner and shareholder, Greenwich Ventures LLC (Investment Partnership) (since January,
1996); President and Secretary, Phoenix Trading Co. (Commodity Trading Advisory Firm) (since March, 1997); Director, Vantage Consulting Group, Inc. (since October, 1988). His address is 3500 Pacific Avenue, P.O. Box 539, Virginia Beach, Virginia.


RILEY C. GILLEY; 72 -- Vice President and General Counsel, Corporate Property Investors (November, 1988 to December, 1991); Partner, Breed, Abbott & Morgan (Attorneys) (Retired, December, 1987). His address is 4041 Gulf Shore Boulevard North, Naples, Florida.

DIANA R. HARRINGTON; 58 -- Professor, Babson College (since September, 1993); Visiting Professor, Kellogg Graduate School of Management, Northwestern University (September, 1992 to September, 1993); Professor, Darden Graduate School of Business, University of Virginia (September, 1978 to September, 1993); Trustee, The Highland Family of Funds (March, 1997 to March, 1998). Her address is 120 Goulding Street, Holliston, Massachusetts.

SUSAN B. KERLEY; 47 -- President, Global Research Associates, Inc. (Investment Research) (since August, 1990); Manager, Rockefeller & Co. (March, 1988 to July, 1990); Trustee, Mainstay Institutional Funds (since December, 1990). Her address is P.O. Box 9572, New Haven, Connecticut.


C. OSCAR MORONG, JR.; 63 -- Chairman of the Boards of Trustees of the Trusts; Managing Director, Morong Capital Management (since February, 1993); Senior Vice President and Investment Manager, CREF Investments, Teachers Insurance & Annuity Association (retired January, 1993); Director, Indonesia Fund; Director, MAS Funds. His address is 1385 Outlook Drive West, Mountainside, New
Jersey.

WALTER E. ROBB, III; 72 -- President, Benchmark Consulting Group, Inc. (since
1991); Principal, Robb Associates (Corporate Financial Advisors) (since 1978); President, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since
1989); Trustee of certain registered investment companies in the MFS Family of Funds. His address is 35 Farm Road, Sherborn, Massachusetts.


E. KIRBY WARREN; 64 -- Professor of Management, Graduate School of Business, Columbia University (since 1987); Samuel Bronfman Professor of Democratic Business Enterprise (1978 to 1987). His address is Columbia University, Graduate School of Business, 725 Uris Hall, New York, New York.


WILLIAM S. WOODS, JR.; 78 -- Vice President - Investments, Sun Company, Inc. (retired, April, 1984). His address is 35 Colwick Road, Cherry Hill, New Jersey.


TRUSTEES OF THE PORTFOLIOS


ELLIOTT J. BERV; 55 -- Chairman and Director, Catalyst, Inc. (Management Consultants) (since June, 1992); President, Chief Operating Officer and Director, Deven International, Inc. (International Consultants) (June, 1991 to June, 1992); President and Director, Elliott J. Berv & Associates (Management Consultants) (since May, 1984). His address is 24 Atlantic Drive, Scarborough, Maine.


PHILIP W. COOLIDGE; 47* -- President of the Trusts and the Portfolios; Chief Executive Officer and President, Signature Financial Group, Inc. and CFBDS.

RILEY C. GILLEY; 72 -- Vice President and General Counsel, Corporate Property Investors (November, 1988 to December, 1991); Partner, Breed, Abbott & Morgan (Attorneys) (Retired, December, 1987). His address is 4041 Gulf Shore Boulevard North, Naples, Florida.


WALTER E. ROBB, III; 72 -- President, Benchmark Consulting Group, Inc. (since
1991); Principal, Robb Associates (Corporate Financial Advisors) (since 1978); President, Benchmark Advisors, Inc. (Corporate Financial Advisors) (since
1989); Trustee of certain registered investment companies in the MFS Family of Funds. His address is 35 Farm Road, Sherborn, Massachusetts.


OFFICERS OF THE TRUSTS AND PORTFOLIOS

PHILIP W. COOLIDGE; 47* -- President of the Trusts and the Portfolios; Chief Executive Officer and President, Signature Financial Group, Inc., and CFBDS.


CHRISTINE A. DRAPEAU; 28* -- Assistant Secretary and Assistant Treasurer of Trusts and the Portfolios; Vice President, Signature Financial Group, Inc. (since January, 1996); Paralegal and Compliance Officer, various financial companies (July, 1992 to January, 1996).

TAMIE EBANKS-CUNNINGHAM; 26* -- Assistant Secretary of the Trusts and the Portfolios; Office Manager, Signature Financial Group (Cayman) Ltd. (Since April
1995); Administrator, Cayman Islands Primary School (prior to April 1995). Her address is P.O. Box 2494, Elizabethan Square, George Town, Grand Cayman, Cayman Islands, B.W.I.

JOHN R. ELDER; 50* -- Treasurer of the Trusts and the Portfolios; Vice President, Signature Financial Group, Inc. (since April, 1995); Assistant Treasurer, CFBDS (since April 1995); Treasurer, Phoenix Family of Mutual Funds (Phoenix Home Life Mutual Insurance Company) (1983 to March, 1995).

LINDA T. GIBSON; 33* -- Secretary of the Trusts and the Portfolios; Senior Vice President, Signature Financial Group, Inc.; Secretary, CFBDS.


JAMES E. HOOLAHAN; 51* -- Vice President, Assistant Secretary and Assistant Treasurer of the Trusts and the Portfolios; Senior Vice President, Signature Financial Group, Inc.

SUSAN JAKUBOSKI; 34* -- Vice President, Assistant Treasurer and Assistant Secretary of the Trusts and the Portfolios; Vice President, Signature Financial Group (Cayman) Ltd. (since August, 1994); Fund Compliance Administrator, Concord Financial Group (November, 1990 to August, 1994). Her address is Suite 193, 12 Church St., Hamilton HM11, Bermuda.

MOLLY S. MUGLER; 47* -- Assistant Secretary and Assistant Treasurer of the Trusts and the Portfolios; Vice President, Signature Financial Group, Inc.; Assistant Secretary, CFBDS.


CLAIR TOMALIN; 30* -- Assistant Secretary of the Trusts and the Portfolios; Office Manager, Signature Financial Group (Europe) Limited. Her address is 117 Charterhouse Street, London ECIM 6AA.


SHARON M. WHITSON; 50* -- Assistant Secretary and Assistant Treasurer of the Trusts and the Portfolios; Assistant Vice President, Signature Financial Group, Inc.

JULIE J. WYETZNER; 39* -- Vice President, Assistant Secretary and Assistant Treasurer of the Trusts and the Portfolios; Vice President, Signature Financial Group, Inc.

    The Trustees and officers of the Trusts and the Portfolios also hold comparable positions with certain other funds for which CFBDS or an affiliate serves as the distributor or administrator.

                                                      TRUSTEES COMPENSATION TABLE

                                                                                                                           TOTAL
                                                                                                                          COMPEN-
                                                                                                                          SATION
                                                                                                  PENSION OR             FROM THE
                                           AGGREGATE              AGGREGATE  AGGREGATE  AGGREGATE RETIREMENT            TRUSTS AND
                               AGGREGATE    COMPEN-    AGGREGATE   COMPEN-    COMPEN-    COMPEN-   BENEFITS   ESTIMATED    FUND
                                COMPEN-   SATION FROM   COMPEN-  SATION FROMSATION FROMSATION FROM  ACCRUED    ANNUAL     COMPLEX
                              SATION FROM     U.S.    SATION FROMCALIFORNIA CONNECTICUT NEW YORK    AS PART   BENEFITS    PAID TO
                                  CASH      TREASURY   TAX FREE   TAX FREE   TAX FREE   TAX FREE    OF FUND     UPON     TRUSTEES
TRUSTEE                       RESERVES(1) RESERVES(1) RESERVES(1)RESERVES(1)RESERVES(1)RESERVES(1) EXPENSES  RETIREMENT   (1)(2)
-------                       ----------- ----------- -------------------------------------------- --------  ----------  --------
Elliott J. Berv ..............    N/A         N/A         N/A      $1,402     $1,315     $4,419      None       None      $57,000
Philip W. Coolidge ...........     $0          $0         $0         $0         $0         $0        None       None        $0
Mark T. Finn .................    N/A         N/A         N/A      $1,276     $1,210     $3,733      None       None      $54,000
Riley C. Gilley ..............    N/A         N/A         N/A      $1,582     $1,468     $5,411      None       None      $50,000
Diana R. Harrington ..........    N/A         N/A         N/A      $2,030     $1,835     $7,742      None       None      $57,000
Susan B. Kerley ..............    N/A         N/A         N/A      $2,104     $1,894     $8,089      None       None      $59,000
C. Oscar Morong, Jr. .........  $14,468      $3,960     $5,898     $2,385     $2,128     $9,649      None       None      $70,000
Walter E. Robb, III (3) ......     $0          $0         $0       $1,430     $1,336     $4,527      None       None      $56,000
E. Kirby Warren ..............   $8,080      $2,620     $4,310     $1,665     $1,537     $5,847      None       None      $50,000
William S. Woods, Jr. (4) ....   $6,482      $3,329     $5,170     $2,071     $1,866     $7,821      None       None      $58,000
----------


(1) Information is for the fiscal year ended August 31, 1998.
(2) Messrs. Berv, Coolidge, Finn, Gilley, Morong, Robb, Warren and Woods and Mses. Harrington and Kerley are trustees of 27, 49,
    26, 33, 40, 30, 40, 26, 28 and 28 funds and portfolios, respectively, in the family of open-end registered investment companies advised or managed by Citibank.
(3) Mr. Robb was appointed as a trustee of CitiFunds Trust III and Tax Free Reserves as of September 1, 1998.
(4) Mr. Woods resigned as a trustee of CitiFunds Trust III and Tax Free Reserves as of September 1, 1998.

    As of December 31, 1998, all Trustees and officers as a group owned less than 1% of each Fund's outstanding shares. As of the same date, more than 95% of the outstanding shares of each Fund were held of record by Citibank or an affiliate, as a Shareholder Servicing Agent of the Funds, for the accounts of their respective clients.


    The Declaration of Trust of each of the Trusts and the Portfolios provides that such Trust or Portfolio, as the case may be, will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with such Trust or Portfolio, as the case may be, unless, as to liability to such Trust or Portfolio or its respective investors, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of such Trust or Portfolio, as the case may be. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees of such Trust or Portfolio, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

ADVISER

    Citibank manages the assets of each Portfolio and CitiFunds Multi-State Tax Free Trust pursuant to separate investment advisory agreements (the "Advisory Agreements"). Subject to such policies as the Board of Trustees of the Portfolios or Trust, as applicable, may determine, the Adviser manages the securities of each Portfolio and California Tax Free Reserves, Connecticut Tax Free Reserves and New York Tax Free Reserves and makes investment decisions for each Portfolio and such Funds. The Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing each Portfolio's and California Tax Free Reserves', Connecticut Tax Free Reserves' and New York Tax Free Reserves' investments and effecting securities transactions for each Portfolio and such Funds. Each of the Advisory Agreements will continue in effect as long as such continuance is specifically approved at least annually by the Board of Trustees of the applicable Portfolio or Trust or by a vote of a majority of the outstanding voting securities of the applicable Portfolio or Fund, and, in either case, by a majority of the Trustees of the applicable Portfolio or Trust who are not parties to such Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement.

    Each Advisory Agreement provides that the Adviser may render services to others. Each Advisory Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the applicable Portfolio or Trust when authorized either by a vote of a majority of the outstanding voting securities of the applicable Portfolio or Fund or by a vote of a majority of the Board of Trustees of the applicable Portfolio or Trust, or by the Adviser on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Advisory Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the applicable Portfolio or Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.

    For its services under the Advisory Agreements, the Adviser receives investment advisory fees, which are accrued daily and paid monthly, of 0.15% of Cash Reserves Portfolio's and U.S. Treasury Reserves Portfolio's average daily net assets and 0.20% of Tax Free Reserves Portfolio's, California Tax Free Reserves', Connecticut Tax Free Reserves' and New York Tax Free Reserves' average daily net assets, in each case on an annualized basis for the Fund's or Portfolio's then-current fiscal year. The Adviser has voluntarily agreed to waive a portion of its investment advisory fee.

    CASH RESERVES PORTFOLIO: For the fiscal years ended August 31, 1996, 1997 and 1998, the fees paid to Citibank under the Advisory Agreement, after waivers, were $2,713,691, $4,395,286 and $6,739,206, respectively.

    U.S. TREASURY RESERVES PORTFOLIO: For the fiscal years ended August 31, 1996, 1997 and 1998, the fees paid to Citibank under the Advisory Agreement, after waivers, were $373,944, $494,339 and $578,350, respectively.

    TAX FREE RESERVES PORTFOLIO: For the fiscal years ended August 31, 1996, 1997 and 1998, the fees paid to Citibank under the Advisory Agreement, after waivers, were $737,021, $506,142 and $659,288, respectively.

    CALIFORNIA TAX FREE RESERVES: For the fiscal years ended August 31, 1996, 1997 and 1998, the fees paid to Citibank under the Advisory Agreement, after waivers, were $4,795, $187,339 and $292,561, respectively.

    CONNECTICUT TAX FREE RESERVES: For the fiscal years ended August 31, 1996, 1997 and 1998, the fees paid to Citibank under the Advisory Agreement, after waivers, were $4,398, $141,986 and $173,117, respectively.

    NEW YORK TAX FREE RESERVES: For the fiscal years ended August 31, 1996, 1997 and 1998, the fees paid to Citibank under the Advisory Agreement, after waivers, were $1,041,646, $1,144,036 and $1,316,731, respectively.

    Citibank and its affiliates may have deposit, loan and other relationships with the issuers of securities purchased on behalf of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. Citibank has informed the Funds that, in making its investment decisions, it does not obtain or use material inside information in the possession of any division or department of Citibank or in the possession of any affiliate of Citibank.

    The Glass-Steagall Act prohibits certain financial institutions, such as Citibank, from underwriting securities of open-end investment companies, such as the Funds. Citibank believes that its services under the Investment Advisory Agreements and the activities performed by it or its affiliates as Shareholder Servicing Agents and sub-administrator are not underwriting and are consistent with the Glass-Steagall Act and other relevant federal and state laws. However, there is no controlling precedent regarding the performance of the combination of investment advisory, shareholder servicing and sub-administrative activities by banks. State laws on this issue may differ from applicable federal law and banks and financial institutions may be required to register as dealers pursuant to state securities laws. Changes in either federal or state statutes or regulations, or in their interpretations, could prevent Citibank or its affiliates from continuing to perform these services. If Citibank or its affiliates were to be prevented from acting as the Adviser, sub-administrator or a Shareholder Servicing Agent, the Funds or Portfolios would seek alternative means for obtaining these services. The Funds do not expect that shareholders would suffer any adverse financial consequences as a result of any such occurrence.

ADMINISTRATORS

    Pursuant to Administrative Services Agreements (the "Administrative Services Agreements"), CFBDS provides the Trusts, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, and SFG provides Cash Reserves Portfolio, with general office facilities, and CFBDS supervises the overall administration of the Trusts, U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio and SFG supervises the overall administration of Cash Reserves Portfolio, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trusts and the Portfolios; the preparation and filing of all documents required for compliance by the Trusts and the Portfolios with applicable laws and regulations; and arranging for the maintenance of books and records of the Trusts and the Portfolios. CFBDS and SFG provide persons satisfactory to the Board of Trustees of the Trusts and the Portfolios to serve as Trustees and officers of the Trusts and the Portfolios. Such Trustees and officers may be directors, officers or employees of CFBDS, SFG or their affiliates.

    For these services, the Administrators receive fees accrued daily and paid monthly of 0.35% of the average daily net assets of Cash Reserves and U.S. Treasury Reserves, 0.25% of the average daily net assets of each Tax Free Fund and 0.05% of the assets of each Portfolio, in each case on an annualized basis for the Fund's or the Portfolio's then-current fiscal year. However, each of the Administrators may voluntarily agree to waive a portion of the fees payable to it.

    CASH RESERVES: For the fiscal years ended August 31, 1996, 1997 and 1998, the fees paid to CFBDS from the Fund under the Administrative Services Agreement, after waivers, were $3,176,058, $4,429,870 and $5,538,777, respectively. For the fiscal years ended August 31, 1996, 1997 and 1998, the fees payable to SFG under the Administrative Services Agreement were voluntarily waived.

    U.S. TREASURY RESERVES: For the fiscal years ended August 31, 1996, 1997 and 1998, the fees paid to CFBDS from the Fund under the Administrative Services Agreement with the Trust, after waivers, were $747,957, $897,971 and $846,110, respectively. For the fiscal years ended August 31, 1996, 1997 and 1998, the fees payable to CFBDS under the Administrative Services Agreement with the Portfolio were voluntarily waived.

    TAX FREE RESERVES: For the fiscal years ended August 31, 1996, 1997 and 1998, the fees paid to CFBDS from the Fund under the Administrative Services Agreement with the Trust, after waivers, were $261,250, $522,829 and $784,522, respectively. For the fiscal years ended August 31, 1996 and 1997, the fees payable to CFBDS under the Administrative Services Agreement with the Portfolio, after waivers, were $180,025 and $79,252, respectively. For the fiscal year ended August 31, 1998, the fees payable to CFBDS under the Administrative Services Agreement with the Portfolio were voluntarily waived.

    CALIFORNIA TAX FREE RESERVES: For the fiscal years ended August 31, 1996, 1997 and 1998, the fees paid to CFBDS from the Fund under the Administrative Services Agreement with the Trust, after waivers, were $166,107, $301,183 and $422,331, respectively.

    CONNECTICUT TAX FREE RESERVES: For the fiscal years ended August 31, 1996, 1997 and 1998, the fees paid to CFBDS from the Fund under the Administrative Services Agreement with the Trust, after waivers, were $117,484, $234,859 and $253,409, respectively.

    NEW YORK TAX FREE RESERVES: For the fiscal years ended August 31, 1996, 1997 and 1998, the fees paid to CFBDS from the Fund under the Administrative Services Agreement with the Trust, after waivers, were $1,539,536, $1,711,547 and $1,872,505, respectively.

    By Agreement, the Trusts acknowledge that the name CitiFunds is the property of Citigroup Inc. and provide that if Citibank ceases to serve as the Adviser of the Trusts, the Trusts and the Funds will change their respective names so as to delete the word CitiFunds. The Agreements with the Trusts also provide that Citibank may permit other investment companies in addition to the Trusts to use the word "CitiFunds" in their names.

    The Administrative Services Agreements with the Trusts continue in effect as to a Fund if such continuance is specifically approved at least annually by the respective Trust's Board of Trustees or by a vote of a majority of the outstanding voting securities of applicable Fund and, in either case, by a majority of the Trustees of the Trust who are not interested parties of the Trust or CFBDS. The Administrative Services Agreements with the Trusts terminate automatically if they are assigned and may be terminated as to a Fund by the applicable Trust without penalty by vote of a majority of the outstanding voting securities of the Fund or by either party on not more than 60 days' nor less than 30 days' written notice. The Administrative Services Agreements with the Trusts also provide that neither CFBDS nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trusts, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administrative Services Agreements.


    CFBDS has agreed to reimburse the Funds (or any class of a Fund) for any operating expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which in any year exceed the limits prescribed by any state in which the Funds' shares are qualified for sale. The expenses incurred by the Funds for distribution purposes pursuant to the Trusts' Distribution Plans are included within such operating expenses only to the extent required by any state in which the Funds' shares are qualified for sale. The Trusts may elect not to qualify each Fund's shares for sale in every state. The Trusts believe that currently the most restrictive expense ratio limitation imposed by any state is 2 1/2% of the first $30 million of a Fund's average net assets for its then-current fiscal year, 2% of the next $70 million of such assets, and 1 1/2% of such assets in excess of $100 million. For the purpose of this obligation to reimburse expenses, the Fund's or class' annual expenses are estimated and accrued daily, and any appropriate estimated payments will be made by CFBDS. Subject to the obligation of CFBDS to reimburse the Funds for their excess expenses as described above, the Trusts have, under their respective Administrative Services Agreements, confirmed their obligation for payment of all other expenses of the Funds.


    The Administrative Services Agreements with the Portfolios provide that CFBDS or SFG, as the case may be, may render administrative services to others. The Administrative Services Agreement with each Portfolio terminates automatically if it is assigned and may be terminated without penalty by a vote of a majority of the outstanding voting securities of the Portfolio or by either party on not more than 60 days' nor less than 30 days' written notice. The Administrative Services Agreement with each Portfolio also provides that neither CFBDS or SFG, as the case may be, nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Portfolio, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administrative Services Agreement.

    CFBDS and SFG are wholly-owned subsidiaries of Signature Financial Group, Inc.

    Pursuant to Sub-Administrative Services Agreements (the "Sub- Administrative Agreements"), Citibank performs such sub-administrative duties for the Trusts and the Portfolios as are from time to time agreed upon by Citibank and, as the case may be, CFBDS or SFG. Citibank's sub-administrative duties may include providing equipment and clerical personnel necessary for maintaining the organization of the Trusts and the Portfolios, participation in preparation of documents required for compliance by the Trusts and the Portfolios with applicable laws and regulations, preparation of certain documents in connection with meetings of Trustees and shareholders of the Trusts and Portfolios, and other functions which would otherwise be performed by CFBDS as set forth above. For performing such sub-administrative services, Citibank receives such compensation as is from time to time agreed upon by Citibank and, as the case may be, CFBDS or SFG not in excess of the amount paid to CFBDS or SFG for its services under the applicable Administrative Services Agreement. All such compensation is paid by CFBDS or SFG, as the case may be.

DISTRIBUTOR

    Each of the Trusts has adopted a Distribution Plan ("Distribution Plan") in accordance with Rule 12b-1 under the 1940 Act after having concluded that there is a reasonable likelihood such Distribution Plan will benefit the applicable Funds and their shareholders. Each Distribution Plan (other than the Plans adopted by CitiFunds(SM) Trust III with respect to Class A and Class B shares of Cash Reserves) provides that the applicable Trust shall pay a distribution fee to the Distributor at an annual rate not to exceed 0.10% of the average daily net assets of each Fund (exclusive of any advertising expenses incurred by the Distributor in connection with the sale of shares of each Fund).

    The Distribution Plans (other than the Plans adopted by CitiFunds(SM) Trust III with respect to Class A and Class B shares of Cash Reserves) also permit each Fund to pay the Distributor an additional fee (not to exceed 0.10% per annum of the average daily net assets) in anticipation of, or as reimbursement for, print or electronic media advertising expenses incurred in connection with the sale of Fund shares. No payments under a Distribution Plan are made to Shareholder Servicing Agents, although Shareholder Servicing Agents receive payments under the Administrative Services Plans referred to below.

    The Distribution Plans for the Class A and Class B shares of Cash Reserves provide that the Class A and Class B shares shall pay a distribution and/or service fee at an annual rate not to exceed 0.20% and 0.75%, respectively, of the average daily net assets of the Class A and Class B shares. The Class N shares of Cash Reserves pay the same distribution fees as the other Funds (see above).

    Each Distribution Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the applicable Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to the Plan ("Qualified Trustees"). Each Distribution Plan requires that the applicable Trust and the Distributor shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. Each Distribution Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. Each Distribution Plan may be terminated with respect to any Fund at any time by a vote of a majority of the applicable Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Fund or, in the case of the Distribution Plans in effect for Cash Reserves, the Distribution Plan with respect to a class may be terminated by a vote of a majority of the outstanding voting securities of such class. A Distribution Plan may not be amended to increase materially the amount of a Fund's or class' permitted expenses thereunder without the approval of a majority of the outstanding voting securities of that Fund or class as the case may be, and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to a Distribution Plan for a period of not less than six years from the date of the Plan, and for the first two years the Distributor will preserve such copies in an easily accessible place.


    As contemplated by each Distribution Plan, CFBDS acts as the agent of the Funds in connection with the offering of shares of the Funds pursuant to a Distribution Agreement (the "Distribution Agreement"). After the prospectus and periodic reports have been prepared, set in type and mailed to existing shareholders, the Distributor pays for the printing and distribution of copies of the prospectuses and periodic reports which are used in connection with the offering of shares of the each of the Funds to prospective investors. The Prospectus contains a description of fees payable to the Distributor under the Distribution Agreements. During the period they are in effect, each Distribution Plan and Distribution Agreement obligates the applicable Funds to pay distribution fees to CFBDS as compensation for its distribution activities, not as reimbursement for specific expenses incurred. Thus, even if CFBDS's expenses exceed its distribution fees for any Fund, the Fund will not be obligated to pay more than those fees and, if CFBDS's expenses are less than such fees, it will retain its full fees and realize a profit. Each Fund will pay the distribution fees to CFBDS until either its Distribution Plan or Distribution Agreement is terminated or not renewed. In that event, CFBDS's expenses in excess of distribution fees received or accrued through the termination date will be CFBDS's sole responsibility and not obligations of the Fund. The Distributor has voluntarily agreed to waive a portion of the fees payable to it by Connecticut Tax Free Reserves and New York Tax Free Reserves on a month-to-month basis.


    CASH RESERVES: For the fiscal years ended August 31, 1996, 1997 and 1998, the fees paid from the Fund to the Distributor under the Distribution Agreement for Class N shares, after waivers, were $663,261, $996,306 and $1,262,825, respectively, none of which was applicable to print or electronic media advertising.


    U.S. TREASURY RESERVES: For the fiscal years ended August 31, 1996, 1997 and 1998, the fees paid from the Fund to the Distributor under the Distribution Agreement, after waivers, were $152,890, $194,657 and $184,159, respectively, none of which was applicable to print or electronic media advertising.

    TAX FREE RESERVES: For the fiscal year ended August 31, 1996, all fees payable to the Distributor under the Distribution Agreement were voluntarily waived. For the fiscal years ended August 31, 1997 and 1998, the fees paid from the Fund to the Distributor under the Distribution Agreement, after waivers, were $162,993 and $273,142, respectively, none of which was applicable to print or electronic media advertising.

    CALIFORNIA TAX FREE RESERVES: For the fiscal year ended August 31, 1996, all fees payable to the Distributor under the Distribution Agreement were voluntarily waived. For the fiscal years ended August 31, 1997 and 1998, the fees paid from the Fund to the Distributor under the Distribution Agreement, after waivers, were $23,302 and $38,266, respectively, none of which was applicable to print or electronic media advertising.

    CONNECTICUT TAX FREE RESERVES: For the fiscal year ended August 31, 1996, all fees payable to the Distributor under the Distribution Agreement were voluntarily waived. For the fiscal years ended August 31, 1997 and 1998, the fees paid from the Fund to the Distributor under the Distribution Agreement, after waivers, were $1,483 and $15,904, respectively, none of which was applicable to print or electronic media advertising.

    NEW YORK TAX FREE RESERVES: For the fiscal years ended August 31, 1996, 1997 and 1998, the fees paid from the Fund to the Distributor under the Distribution Agreement, after waivers, were $382,233, $470,746 and $536,134, respectively, none of which was applicable to print or electronic media advertising.

SHAREHOLDER SERVICING AGENTS, TRANSFER AGENT AND CUSTODIAN


    The Trusts have each adopted an Administrative Services Plan ("Administrative Plan") which provides that the applicable Trust may obtain the services of an administrator, a transfer agent, a custodian, a fund accountant and one or more Shareholder Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plans, the total of the fees paid to each Administrator and Shareholder Servicing Agent and the distribution fee paid to the Distributor (other than any fee concerning electronic or other media advertising) may not exceed 0.70% of U.S. Treasury Reserves' average daily net assets, 0.60% of each Tax Free Fund's average daily net assets or 0.70% of the average daily net assets attributable to Class N shares of Cash Reserves, in each case on an annualized basis for the Fund's then-current fiscal year; and such fees with respect to the Class A and Class B shares of Cash Reserves, excluding any distribution or service fees, may not exceed 0.70% and of the Fund's average daily net assets attributable to the appropriate class on an annualized basis for the Fund's then-current fiscal year. Within this overall limitation, individual fees may vary. Each Administrative Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the applicable Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Plan or in any agreement related to such Plan ("Qualified Trustees"). Each Administrative Plan requires that at least quarterly the applicable Trust provide to its Board of Trustees and the Board of Trustees review a written report of the amounts expended (and the purposes therefor) under the Administrative Plan. Each Administrative Plan may be terminated with respect to a Fund or a class at any time by a vote of a majority of the applicable Trust's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the Fund or the class, as the case may be. An Administrative Plan may not be amended to increase materially the amount of a Fund's or a class' permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the Fund or the class, as the case may be, and may not be materially amended in any case without a vote of the majority of both the applicable Trust's Trustees and Qualified Trustees.


    Each Trust has entered into a shareholder servicing agreement (a "Servicing Agreement") with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent provides shareholder services, including answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders. For services provided under each Servicing Agreement, each Shareholder Servicing Agent receives fees from each Fund at an annual rate of 0.25% of the average daily net assets of the Fund represented by shares owned by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Some Shareholder Servicing Agents may impose certain conditions on their customers in addition to or different from those imposed by the Funds, such as requiring a minimum initial investment or charging their customers a direct fee for their services. Each Shareholder Servicing Agent has agreed to transmit to its customers who are shareholders of a Fund appropriate prior written disclosure of any fees that it may charge them directly and to provide written notice at least 30 days prior to imposition of any transaction fees. For the fiscal years ended August 31, 1996, 1997 and 1998, aggregate fees paid to Shareholder Servicing Agents under the Servicing Agreements, after waivers, were as follows: Cash Reserves $3,083,893, $4,065,240 and $5,026,036, respectively; U.S. Treasury Reserves $737,500, $848,485 and $797,572, respectively; Tax Free Reserves $976,208, $1,008,233 and
$1,194,360, respectively; California Tax Free Reserves $61,703, $459,224 and $619,577, respectively; Connecticut Tax Free Reserves $50,991, $77,265 and $377,316, respectively; and New York Tax Free Reserves $2,181,408, $2,405,573 and $2,634,965, respectively.

    Each Trust and Portfolio has entered into a Transfer Agency and Service Agreement and a Custodian Agreement with State Street Bank and Trust Company ("State Street") pursuant to which State Street (or its affiliate State Street Canada, Inc.) acts as transfer agent and custodian and performs fund accounting services. State Street (or its affiliate State Street Canada, Inc.) calculates the daily net asset value for the Funds and the Portfolios. Securities held for a Fund or Portfolio may be held by a sub-custodian bank approved by the applicable Trust's or Portfolio's Trustees.

    The Portfolios also have adopted Administrative Services Plans (the "Portfolio Administrative Plans") which provide that the Portfolios may obtain the services of an administrator, a transfer agent, a custodian and a fund accountant, and may enter into agreements providing for the payment of fees for such services. Under the Portfolio Administrative Plans, the administrative services fee payable to either CFBDS or SFG, as the case may be, may not exceed 0.05% of a Portfolio's average daily net assets on an annualized basis for its then-current fiscal year. Each Portfolio Administrative Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the applicable Portfolio's Trustees and a majority of the Portfolio's Trustees who are not "interested persons" of the Portfolio and who have no direct or indirect financial interest in the operation of the Portfolio Administrative Plan or in any agreement related to such Plan ("Qualified Trustees"). Each Portfolio Administrative Plan requires that the applicable Portfolio provide to its Board of Trustees and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Portfolio Administrative Plan. Each Portfolio Administrative Plan may be terminated at any time by a vote of a majority of the Portfolio's Qualified Trustees or by a vote of a majority of the outstanding voting securities of the applicable Portfolio. Neither Portfolio Administrative Plan may be amended to increase materially the amount of permitted expenses thereunder without the approval of a majority of the outstanding voting securities of the applicable Portfolio and may not be materially amended in any case without a vote of the majority of both the Portfolio's Trustees and the Portfolio's Qualified Trustees.

            6.  ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF
                             CASH RESERVES SHARES


    CLASSES OF SHARES. Cash Reserves offers three classes of shares, Class A, Class B and Class N shares. The main features of the classes are summarized in this paragraph. More detailed information appears below. Please determine which class of shares you are eligible for. Each class is offered only to investors who meet certain requirements. Class A shares are available only to holders of Class A shares of other CitiFunds that wish to exchange their shares for shares of Cash Reserves. Class B shares are available only to holders of Class B shares of other CitiFunds that wish to exchange their Class B shares for shares of Cash Reserves. These classes may therefore be convenient for shareholders seeking a temporary investment vehicle pending an investment in the same class of shares of another fund in the CitiFunds family. Class N shares are generally available for any purchases that are not made through an exchange. All Cash Reserves shares held prior to January 4, 1999 have been redesignated Class N shares. Class N shares have no sales charge. Class A shares have no front-end sales charge or deferred sales charge, except that if your Class A shares were received in exchange for Class A shares of another CitiFund that were subject to a deferred sales charge, you may be subject to a deferred sales charge on your Class A shares of Cash Reserves. Class A and Class N shares have lower annual expenses than Class B shares. Class B shares have no front-end sales charge, but are subject to a deferred sales charge if you sell within five years of purchase. Class B shares have higher annual expenses than Class A and Class N shares. Class B shares automatically convert into Class A shares after eight years. Each class of shares is sold at net asset value for that class. Net asset value may differ by class because of the different expenses of the classes.

    When you place purchase orders, please specify what class you are eligible for. If you own shares of more than one class in the Fund, and want to sell shares, you should specify which class of shares you wish to sell. If you fail to specify, Class N shares will be redeemed first followed by Class A shares, and then Class B shares.

CLASS A SHARES:

o Class A shares are sold at net asset value without an initial sales charge. There are no fees or deferred sales charges when you sell your shares, unless you received your Class A shares in exchange for Class A shares of another CitiFund on which there was a deferred sales charge.


o Class A shares may pay distribution and service fees of up to 0.20% of the average daily net assets represented by Class A shares.

CLASS B SHARES:

o Class B shares are sold at net asset value without a front-end sales charge, but they are subject to a contingent deferred sales charge when you sell your shares.

o Class B shares pay distribution and service fees of up to 0.75% of the average daily net assets represented by the Class B shares.

o Class B shares have a contingent deferred sales charge (CDSC) that goes down the longer you hold your Class B shares. Your CDSC is based on the CDSC applicable to the Class B shares of the CitiFund that you owned before exchanging into Cash Reserves. If you have exchanged your Class B shares more than once, you will be charged the highest CDSC applicable to your shares. See the chart below for the maximum amount of the sales charge. The sales charge is deducted from your sale proceeds if you sell your Class B shares within five years of purchasing them.

REDEMPTION DURING                       CDSC ON SHARES BEING SOLD
-----------------                       -------------------------
1st year since purchase ..............  5%
2nd year since purchase ..............  4%
3rd year since purchase ..............  3%
4th year since purchase ..............  2%
5th year since purchase ..............  1%
6th year since purchase ..............  None

o The CDSC is based on the original purchase price or the current market value of the shares being sold, whichever is less.

o There is no CDSC on Class B shares representing capital appreciation or on Class B shares acquired through reinvestment of dividends or capital gains distributions.

o When you sell your Class B shares, shares on which the CDSC is not payable, i.e.

    []  shares representing capital appreciation and

    [] shares representi ng the reinvestme nt of dividends and capital gains distributi ons will be sold first followed by shares held for the longest period of time, in order to minimize your CDSC.

o The holding period of your Class B shares acquired through an exchange with another CitiFund will be calculated from the date that the Class B shares were initially acquired in the other CitiFund, and Class B shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gains distribution reinvestments in the other fund.

o Class B shares automatically convert to Class A shares of the Fund approximately eight years after issuance, together with a pro rata portion of all Class B shares representing dividends and other distributions paid in additional Class B shares. Shares are converted based on the relative net asset values per share of the two classes on the first business day of the month in which the eighth anniversary of the issuance of the Class B shares occurs.

o The Fund's distributor will pay commissions to dealers of up to 4.50% of the purchase price of Class B shares purchased through dealers.

CLASS B SHARES - CDSC ELIMINATION:

o Reinvestment. There is no CDSC on shares representing capital appreciation or on shares acquired through reinvestment of dividends or capital gains distributions.

o   Waivers. The CDSC will be waived in connection with:

    []  exchanges into certain CitiFunds

    [] a total or partial redemption made within one year of the death of the shareholde r; this waiver is available where the deceased shareholde r is either the sole shareholde r or owns the shares with his or her spouse as a joint tenant with right of survivorsh ip, and applies only to redemption of shares held at the time of death

    [] a lump sum or other distributi on in the case of an Individual Retirement Account (IRA), a self- employed individual retirement plan (Keogh Plan) or a custodian account under Section 403(b) of the Internal Revenue Code, in each case following attainment of age 59 1/2

    [] a total or partial redemption resulting from any distributi on following retirement in the case of a tax- qualified retirement plan

    [] a redemption resulting from a tax-free return of an excess contributi on to an IRA

EXCHANGES


o You may exchange your Class A or Class B shares of Cash Reserves for shares of the same class (if available) of certain other CitiFunds or other funds managed by Citibank. Class A shares of Cash Reserves that are not subject to a contingent deferred sales charge may also be exchanged for shares of certain CitiFunds or other funds managed by Citibank that offer only a single class of shares. Shares of the Funds other than Cash Reserves and Class N shares of Cash Reserves, may be exchanged for shares of certain CitiFunds or other funds managed by Citibank.

o Generally, there is no sales charge on shares you get through an exchange. However, if you are exchanging shares of a Fund for shares of another fund that are subject to an initial sales charge, and if the initial sales charge for the shares being exchanged into is greater than the sales charge you paid to acquire the Fund shares being exchanged, you will have to pay an initial sales charge at a rate equal to the difference.

o When you exchange Class B shares of Cash Reserves for Class B shares of another fund, you do not have to pay a contingent deferred sales charge. You may have to pay a contingent deferred sales charge when you redeem the Class B shares of the other fund.

o If you exchange your shares of a Fund for shares subject to an initial sales charge, you may qualify for elimination or reduction of the sales charge if you meet any of the following conditions:

    []  You held the Fund shares being exchanged as of January 4, 1999.

    [] The Fund shares being exchanged were purchased with a sales charge or acquired through a previous exchange from shares purchased with a sales charge.

    [] The Fund being exchanged represent capital appreciati on or the reinvestme nt of dividends or capital gains distributions.

        To qualify for this reduction or elimination of the sales charge, you must notify your Shareholder Servicing Agent at the time of exchange. You may need to provide documentation to confirm your entitlement to the sales charge elimination or reduction.

o The exchange privilege may be changed or terminated at any time. You should be aware that you may have to pay taxes on your exchange.


                          7.  PORTFOLIO TRANSACTIONS

    The Portfolios' and CitiFunds Multi-State Tax Free Trust's purchases and sales of portfolio securities usually are principal transactions. Portfolio securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. The Portfolios and CitiFunds Multi-State Tax Free Trust do not anticipate paying brokerage commissions. Any transaction for which a Portfolio or a Fund pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

    Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of investors in the applicable Portfolio or Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

    Investment decisions for each Portfolio and for CitiFunds Multi-State Tax Free Trust will be made independently from those for any other account, series or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, a Portfolio or Fund and other investment companies, series or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Portfolio or Fund or the size of the position obtainable for the Portfolio or Fund. In addition, when purchases or sales of the same security for a Portfolio or Fund and for other investment companies or series managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

    Portfolio transactions may be executed with the Adviser, or with any affiliate of the Adviser, acting either as principal or as broker, subject to applicable law. No commissions on portfolio transactions were paid by any Portfolio or by CitiFunds Multi-State Tax Free Trust during the fiscal year ended August 31, 1998 to the Adviser or any affiliate of the Adviser.

           8.  DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

    Each Trust's Declaration of Trust permits the Trust's Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each series and to divide or combine the shares of any series into a greater or lesser number of shares of that series without thereby changing the proportionate beneficial interests in that series. Currently, the Funds are the only series of shares of each of the Trusts. Cash Reserves has also issued three classes of shares. Each share of each class of Cash Reserves represents an equal proportionate interest in the Fund with each other share of that class. Each share of each other Fund represents an equal proportionate interest in that Fund with each other share of the Fund. Upon liquidation or dissolution of a Fund, the Fund's shareholders are entitled to share pro rata in the Fund's net assets available for distribution to its shareholders. The Trust reserves the right to create and issue additional series and classes of shares. Shares of each series participate equally in the earnings, dividends and distribution of net assets of the particular series upon the liquidation or dissolution (except for any differences among classes of shares of a series). Shares of each series are entitled to vote separately to approve advisory agreements or changes in investment policy, but shares of all series may vote together in the election or selection of Trustees and accountants for the Trust. In matters affecting only a particular series or class, only shares of that particular series or class are entitled to vote.

    Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote. Shareholders in the Trust do not have cumulative voting rights, and shareholders owning more than 50% of the outstanding shares of a Trust may elect all of the Trustees of that Trust if they choose to do so and in such event the other shareholders in the Trust would not be able to elect any Trustee. The Trusts are not required and have no current intention to hold annual meetings of shareholders, but the Trusts will hold special meetings of a Fund's shareholders when in the judgment of the Trust's Trustees it is necessary or desirable to submit matters for a shareholder vote. Shareholders have under certain circumstances (e.g., upon application and submission of certain specified documents to the Trustees by a specified number of shareholders) the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have the right to remove one or more Trustees without a meeting by a declaration in writing by a specified number of shareholders. No material amendment may be made to a Trust's Declaration of Trust without the affirmative vote of the holders of a majority of its outstanding shares.

    Each Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series of the Trust, a Shareholder Servicing Agent may vote any shares of which it is the holder of record and for which it does not receive voting instructions proportionately in accordance with the instructions it receives for all other shares of which it is the holder of record. Shares have no preference, pre-emptive, conversion or similar rights. Shares, when issued, are fully paid and non-assessable, except as set forth below.

    Each Trust may enter into a merger or consolidation, or sell all or substantially all of its assets (or all or substantially all of the assets belonging to any series of the Trust), if approved by the vote of the holders of two-thirds of the Trust's outstanding shares voting as a single class, or of the affected series of the Trust, as the case may be, except that if the Trustees of the Trust recommend such sale of assets, merger or consolidation, the approval by vote of the holders of a majority of the Trust's or the affected series' outstanding shares would be sufficient. A Trust or any series of the Trust, as the case may be, may be terminated (i) by a vote of a majority of the outstanding voting securities of the Trust or the affected series or (ii) by the Trustees by written notice to the shareholders of the Trust or the affected series. If not so terminated, each Trust will continue indefinitely.

    Share certificates will not be issued.

    Each Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, each Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the applicable Trust and provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for the obligations of the Trust. Each Declaration of Trust also provides that the applicable Trust shall maintain appropriate insurance (e.g., fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the applicable Trust itself was unable to meet its obligations.

    Each Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

    Each Portfolio is organized as a trust under the laws of the State of New York. Each Portfolio's Declaration of Trust provides that investors in the Portfolio (e.g., other investment companies (including the corresponding Fund), insurance company separate accounts and common and commingled trust funds) are each liable for all obligations of the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the applicable Portfolio itself was unable to meet its obligations. It is not expected that the liabilities of any Portfolio would ever exceed its assets.

    Each investor in a Portfolio, including the corresponding Fund, may add to or reduce its investment in the Portfolio on each business day. At 3:00 p.m., Eastern time, for Cash Reserves Portfolio, and 12:00 noon, Eastern time, for U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, on each such business day, the value of each investor's interest in the Portfolio is determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio effective for that day. Any additions or withdrawals, which are to be effected on that day, are then effected. The investor's percentage of the aggregate beneficial interests in the Portfolio is then re-computed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of 3:00 p.m. Eastern time, for Cash Reserves Portfolio, and 12:00 noon, Eastern time, for U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio, and 12:00 noon, Eastern time, for U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined is then applied to determine the value of the investor's interest in the Portfolio as of 3:00 p.m., Eastern time, for Cash Reserves Portfolio, and 12:00 noon, Eastern time, for U.S. Treasury Reserves Portfolio and Tax Free Reserves Portfolio, on the following business day of the Portfolio.

                      9.  CERTAIN ADDITIONAL TAX MATTERS

    Each of the Funds has elected to be treated and intends to qualify each year as a "regulated investment company" under Subchapter M of the Code, by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions (as a percentage of a Tax Free Fund's overall income and its tax-exempt income) and the composition of the Fund's portfolio assets. Provided all such requirements are met and all of a Fund's net investment income and realized capital gains are distributed to shareholders in accordance with the timing requirements imposed by the Code, no federal income or excise taxes generally will be required to be paid by the Fund. If a Fund should fail to qualify as a regulated investment company for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to shareholders. Each of the Portfolios believes that it will not be required to pay any federal income or excise taxes.

    Investment income received by Cash Reserves from non-U.S. investments may be subject to foreign income taxes withheld at the source; Cash Reserves does not expect to be able to pass through to shareholders any foreign tax credits or deductions with respect to those foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle Cash Reserves to a reduced rate of tax or an exemption from tax on these investments. It is not possible to determine Cash Reserves' effective rate of foreign tax in advance since that rate depends upon the proportion of the Cash Reserves Portfolio's assets ultimately invested within various countries.

    The portion of a Tax Free Fund's distributions of net investment income that is attributable to interest from tax-exempt securities will be designated by the Fund as an "exempt-interest dividend" under the Code and will generally be exempt from federal income tax in the hands of shareholders so long as at least 50% of the total value of the Fund's assets consists of tax-exempt securities at the close of each quarter of the Fund's taxable year. Distributions of tax-exempt interest earned from certain securities may, however, be treated as an item of tax preference for shareholders under the federal alternative minimum tax, and all exempt-interest dividends may increase a corporate shareholder's alternative minimum tax. Unless the Tax Free Fund provides shareholders with actual monthly percentage breakdowns, the percentage of income designated as tax-exempt will be applied uniformly to all distributions by the Fund of net investment income made during each fiscal year of the Fund and may differ from the percentage of distributions consisting of tax-exempt interest in any particular month. Shareholders are required to report exempt-interest dividends received from a Tax Free Fund on their federal income tax returns.

    Because each Fund expects to earn primarily interest income, it is expected that no Fund distributions will qualify for the dividends received deduction for corporations.

    With respect to California Tax Free Reserves, under existing California law, if, at the close of each quarter of its taxable year, the Fund continues to qualify for the special federal income tax treatment afforded regulated investment companies and at least 50% of the value of the Fund's total assets consist of California Exempt-Interest Securities, then "California exempt-interest dividends" attributable to such securities will be exempt from California personal income tax. A "California exempt-interest dividend" is any dividend distributed by California Tax Free Reserves to the extent that it is derived from the interest received by the Fund from California Exempt-Interest Securities (less related expenses) and designated as such by written notice to shareholders. Distributions other than "California exempt-interest dividends" by California Tax Free Reserves to California residents will be subject to California personal income tax. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of Fund shares will not be deductible for California personal income tax purposes if the Fund distributes dividends that are exempt from California taxation. The foregoing is only a brief summary of some of the important tax considerations generally affecting the taxation of dividends received by shareholders that are subject to California personal income tax. Potential investors, including, in particular, investors who may be subject to other taxes, such as California corporate franchise tax, California corporate income tax or taxes of other jurisdictions, should consult with their own tax advisers.

            10.  INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS


    PricewaterhouseCoopers LLP are the independent and chartered accountants for Cash Reserves and Cash Reserves Portfolio, respectively, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC. Deloitte & Touche LLP are the independent accountants for U.S. Treasury Reserves, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and each of the Tax Free Funds, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

    The audited financial statements of Cash Reserves (Statement of Assets and Liabilities at August 31, 1998, Statement of Operations for the year ended August 31, 1998, Statement of Changes in Net Assets for the years ended August 31, 1998 and 1997, Financial Highlights for each of the years in the five-year period ended August 31, 1998, Notes to Financial Statements and Independent Auditors' Report) and of Cash Reserves Portfolio (Portfolio of Investments at August 31, 1998, Statement of Assets and Liabilities at August 31, 1998, Statement of Operations for the year ended August 31, 1998, Statement of Changes in Net Assets for the years ended August 31, 1998 and 1997, Financial Highlights for each of the years in the five-year period ended August 31, 1998, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of Cash Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the reports of PricewaterhouseCoopers LLP, as experts in accounting and auditing.

    The audited financial statements of U.S. Treasury Reserves (Statement of Assets and Liabilities at August 31, 1998, Statement of Operations for the year ended August 31, 1998, Statement of Changes in Net Assets for the years ended August 31, 1998 and 1997, Financial Highlights for each of the years in the five-year period ended August 31, 1998, Notes to Financial Statements and Independent Auditors' Report) and of U.S. Treasury Reserves Portfolio (Portfolio of Investments at August 31, 1998, Statement of Assets and Liabilities at August 31, 1998, Statement of Operations for the year ended August 31, 1998, Statement of Changes in Net Assets for the years ended August 31, 1998 and 1997, Financial Highlights for each of the years in the five-year period ended August 31, 1998, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of U.S. Treasury Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent accountants, as experts in accounting and auditing.

    The audited financial statements of Tax Free Reserves (Statement of Assets and Liabilities at August 31, 1998, Statement of Operations for the year ended August 31, 1998, Statement of Changes in Net Assets for the years ended August 31, 1998 and 1997, Financial Highlights for each of the years in the five-year period ended August 31, 1998, Notes to Financial Statements and Independent Auditors' Report) and of Tax Free Reserves Portfolio (Portfolio of Investments at August 31, 1998, Statement of Assets and Liabilities at August 31, 1998, Statement of Operations for the year ended August 31, 1998, Statement of Changes in Net Assets for the years ended August 31, 1998 and 1997, Financial Highlights for each of the years in the five-year period ended August 31, 1998, Notes to Financial Statements and Independent Auditors' Report), each of which is included in the Annual Report to Shareholders of Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent accountants, as experts in accounting and auditing.

    The audited financial statements of California Tax Free Reserves (Portfolio of Investments at August 31, 1998, Statement of Assets and Liabilities at August 31, 1998, Statement of Operations for the year ended August 31, 1998, Statement of Changes in Net Assets for the years ended August 31, 1998 and 1997, Financial Highlights for each of the years in the five-year period ended August 31, 1998, Notes to Financial Statements and Independent Auditors' Report), which are included in the Annual Report to Shareholders of California Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent accountants, as experts in accounting and auditing.

    The audited financial statements of Connecticut Tax Free Reserves (Portfolio of Investments at August 31, 1998, Statement of Assets and Liabilities at August 31, 1998, Statement of Operations for the year ended August 31, 1998, Statement of Changes in Net Assets for the years ended August 31, 1998 and 1997, Financial Highlights for each of the years in the four-year period ended August 31, 1998 and for the period December 31, 1993 (commencement of operations) to August 31, 1994, Notes to Financial Statements and Independent Auditors' Report), which are included in the Annual Report to Shareholders of Connecticut Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent accountants, as experts in accounting and auditing.

    The audited financial statements of New York Tax Free Reserves (Portfolio of Investments at August 31, 1998, Statement of Assets and Liabilities at August 31, 1998, Statement of Operations for the year ended August 31, 1998, Statement of Changes in Net Assets for the years ended August 31, 1998 and 1997, Financial Highlights for each of the years in the five-year period ended August 31, 1998, Notes to Financial Statements and Independent Auditors' Report), which are included in the Annual Report to Shareholders of New York Tax Free Reserves, are incorporated by reference into this Statement of Additional Information and have been so incorporated in reliance upon the report of Deloitte & Touche LLP, independent accountants, as experts in accounting and auditing.

    A copy of each of the Annual Reports accompanies this Statement of Additional Information.

                                                                    APPENDIX A


                      RATINGS OF MUNICIPAL OBLIGATIONS*

    The ratings of Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Fitch IBCA, Inc. represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC'S TWO HIGHEST LONG-TERM DEBT
RATINGS:

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

     Note: Moody's applies numerical modifiers 1, 2, and 3 in the generic rating classification Aa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:

Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG"). Issues or the features associated with MIG or VMIG ratings are identified by date of issue, date of maturity or maturities or rating expiration date and description to distinguish each rating from other ratings. Each rating designation is unique with no implication as to any other similar issue of the same obligor. MIG ratings terminate at the retirement of the obligation while VMIG rating expiration will be a function of each issue's specific structural or credit features.

     MIG 1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2 -- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S TWO HIGHEST SHORT-TERM DEBT
RATINGS:

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST LONG-TERM DEBT
RATINGS:

AAA -- An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitments on the obligation is extremely strong.

     AA -- An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial obligations is very strong.

     Plus (+) or Minus (-): The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES:

A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     -- Amortization schedule -- the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

     -- Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

     Note rating symbols and definitions are as follows:

     SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S TWO HIGHEST COMMERCIAL PAPER
RATINGS:

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     A-1 -- A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 -- A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP'S RATINGS OF TAX-EXEMPT DEMAND
BONDS:

Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, "AAA/A-1+"). With short-term demand debt, Standard & Poor's rating symbols are used with the commercial paper rating symbols (for example, "SP-1+/A-1+").

DESCRIPTION OF FITCH IBCA, INC.'S TWO HIGHEST INTERNATIONAL LONG-TERM CREDIT
RATINGS:

When assigning ratings, Fitch IBCA considers the historical and prospective financial condition, quality of management, and the operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue's relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer's financial strength and credit quality.

     Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as "AAA/ F1+". The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

     AAA -- Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA -- Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     Plus (+) or Minus (-): "+" or "-" may be appended to a rating of "AA" to denote relative status within the rating category.

DESCRIPTION OF FITCH IBCA, INC.'S TWO HIGHEST INTERNATIONAL SHORT-TERM CREDIT
RATINGS:

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F1 -- Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 -- Good Credit Quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

----------
*As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

                                                                    APPENDIX B


                      ADDITIONAL INFORMATION CONCERNING

                       CALIFORNIA MUNICIPAL OBLIGATIONS

    The following information is a summary of special factors affecting investments in California Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by the State of California (the "State") and certain of its municipalities and public authorities. This information does not purport to be a complete description and is based on information from statements relating to offerings of California issuers. CitiFunds California Tax Free Reserves is not responsible for the accuracy or timeliness of this information.

                             RECENT DEVELOPMENTS

    In the Governor's Budget released on January 9, 1998, and the May Revision to the 1998-99 Governor's Budget, released May 13, 1998, the Department of Finance projected that the California economy will continue to show robust growth through 1998, although at a slightly slower pace than in 1997. The economic expansion has been marked by strong growth in high technology business services (including computer software), construction, computers and electronic components. The Asian economic crisis which began in late 1997 was expected to have some dampening effects on the State's economy, which was included in the May Revision forecasts. However, during the summer of 1998, the soaring trade deficit, continuing weakness in Asia, initial signs of economic weakness in Canada and Latin America, which have been California's largest trading partners, and the fall in stock prices worldwide all suggest that the May Revision forecasts may be too optimistic, particularly for 1999. Other impacts of the international situation may help California, such as the reduction in long-term interest rates.

    Moody's, Standard and Poor's and Fitch IBCA assigned their municipal bond ratings of A1, A+ and AA-, respectively, to the State's general obligation bonds. Each such rating reflects only the views of the respective rating agency, and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market price of the State's general obligation bonds.


                 CONSTITUTIONAL LIMITS ON SPENDING AND TAXES
STATE APPROPRIATIONS LIMIT

    The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.

    Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most State subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.


    Not included in the Appropriations Limit are appropriations for the debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriations of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes). The Appropriations Limit may also be exceeded in cases of emergency.


    The State's Appropriations Limit in each year is based on the limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government. The measurement of change in population is a blended average of statewide overall population growth, and change in attendance at local school and community college ("K-14") districts. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.

PROPOSITION 98

    On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (as modified by Proposition 111, which was enacted on June 5, 1990), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or (c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth. Legislation adopted prior to the end of the 1988-89 Fiscal Year, implementing Proposition 98, determined the K-14 schools' funding guarantee under Test 1 to be 40.3 percent of the General Fund tax revenues, based on 1986-87 appropriations. However, that percentage has been adjusted to approximately 35 percent to account for a subsequent redirection of local property taxes, since such redirection directly affects the share of General Fund revenues to schools.

    Proposition 98 permits the Legislature by two-thirds vote of both houses, with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

    During the recent recession, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements, and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. By implementing these actions, per-pupil funding from Proposition 98 sources stayed almost constant at approximately $4,200 from Fiscal Year 1991-92 to Fiscal Year 1993-94.

    In 1992, a lawsuit was filed, called California Teachers' Association v. Gould, which challenged the validity of these off-budget loans. The settlement of this case, finalized in July, 1996, provides, among other things, that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State will repay $935 million by forgiveness of the amount owed, while schools will repay $825 million. The State share of the repayment will be reflected as an appropriation above the current Proposition 98 base calculation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact.


    Substantially increased General Fund revenues, above initial budget projections, in the fiscal years 1994-95 and thereafter have resulted or will result in retroactive increases in Proposition 98 appropriations from subsequent fiscal years' budgets. Because of the State's increasing revenues, per-pupil funding at the K-12 level has increased by about 36 percent from the level in place from 1991-92 through 1993-94, and is estimated at about $5,695 per ADA in 1998-99. A significant amount of the "extra" Proposition 98 monies in the last few years have been allocated to special programs, most particularly an initiative to allow each classroom from grades K-3 to have no more than 20 pupils by the end of the 1997-98 school year. There are also new initiatives increasing instructional time, for purchasing new instructional and library materials, and expanding teacher preparation and support.


SOURCES OF TAX REVENUE

    The following is a summary of the State's major revenue sources.

    PERSONAL INCOME TAX


    The California personal income tax, which in 1997-98 contributed about 50 percent of General Fund revenues, is closely modeled after the federal income tax law. It is imposed on net taxable income (gross income less exclusions and deductions). The tax is progressive with rates ranging from 1 to 9.3 percent. Personal, dependent, and other credits are allowed against the gross tax liability. In addition, taxpayers may be subject to an alternative minimum tax ("AMT") which is much like the federal AMT.

    The personal income tax is adjusted annually by the change in the consumer price index to prevent taxpayers from being pushed into higher tax brackets without a real increase in income.


    SALES TAX


    The sales tax is imposed upon retailers for the privilege of selling tangible personal property in California. Sales tax accounted for about 32 percent of General Fund revenue in 1997-98. Most retail sales and leases are subject to the tax. However, exemptions have been provided for certain essentials such as food for home consumption, prescription drugs, gas delivered through mains and electricity. Other exemptions provide relief for a variety of sales ranging from custom computer software to aircraft.


    BANK AND CORPORATION TAX


    Bank and corporation tax revenues, which comprised about 11 percent of General Fund revenue in 1997-98, are derived from the following taxes:

        1. The franchise tax and the corporate income tax are levied at a 8.84 percent rate on profits. The former is imposed on corporations for the privilege of doing business in California, while the latter is imposed on corporations that derive income from California sources but are not sufficiently present to be classified as doing business in the State.


        2. Banks and other financial corporations are subject to the franchise tax plus an additional tax at the rate of 2.0 percent on their net income. This additional tax is in lieu of personal property taxes and business license taxes.


        3. The alternative minimum tax ("AMT") is similar to that in federal law. In general, the AMT is based on a higher level of net income computed by adding back certain tax preferences. This tax is imposed at a rate of
    6.65 percent.


        4. Sub-Chapter S corporations are taxed at 1.5 percent of profits.

    INSURANCE TAX


    The majority of insurance written in California is subject to a 2.35 percent gross premium tax. For insurers, this premium tax takes the place of all other State and local taxes except those on real property and motor vehicles. Exceptions to the 2.35 percent rate are certain pension and profit-sharing plans which are taxed at the lesser rate of 0.50 percent, surplus lines and nonadmitted insurance at 3 percent and ocean marine insurers at 5 percent of underwriting profits. Insurance taxes comprised approximately 2.3 percent of General Fund revenues in 1997-98.

    In December, 1996, the California Earthquake Authority ("CEA") was authorized to start selling homeowners' earthquake insurance. Earthquake policies written through the CEA are exempt from the gross premiums tax.

    OTHER TAXES

    Other General Fund major taxes and license revenues include: Estate, Inheritance and Gift Taxes, Cigarette Taxes, Alcoholic Beverage Taxes, Horse Racing Revenues and trailer coach license fees. These other sources totaled approximately 2.4 percent of General Fund revenues in the 1997-98 Fiscal Year.


    SPECIAL FUND REVENUES

    The California Constitution, codes and statutes specify the uses of certain revenue. Such receipts are accounted for in various Special Funds. In general, Special Fund revenues comprise three categories of income:

        1. Receipts from tax levies which are allocated to specified functions, such as motor vehicle taxes and fees and certain taxes on tobacco products.

        2. Charges for special services to specific functions, including such items as business and professional license fees.


        3. Rental royalties and other receipts designated for particular purposes (e.g., oil and gas royalties).

    Motor vehicle related taxes and fees accounted for about 59 percent of all Special Fund revenue in 1996-97. Principal sources of this income are motor vehicle fuel taxes, registration and weight fees and vehicle license fees. During the 1997-98 Fiscal Year, $8.3 billion was derived from the ownership or operation of motor vehicles. About $4.5 billion of this revenue was returned to local governments. The remainder was available for various State programs related to transportation and services to vehicle owners. These amounts include the additional fees and taxes derived from the passage of Proposition 111 in June 1990.

    Chapter 322, Statutes of 1998, reduced vehicle license fees by 25 percent beginning January 1, 1999. In addition, this percentage reduction could be increased in annual stages up to a maximum of 67.5 percent in 2003 depending on whether future General Fund revenues reach specified target levels. Vehicle license fees, over and above the costs of collection and refunds authorized by law, are constitutionally defined local revenues. A continuous appropriation from the General Fund will replace the vehicle license fee revenue that local governments would otherwise lose due to the fee reductions. If in any year the Legislature fails to appropriate enough funds to fully offset the then-applicable vehicle license fee reduction, the fee may be increased to assure that local governments are not disadvantaged. Therefore, the amount of revenue going to local governments will remain the same as under prior law.

    On November 8, 1988, voters approved Proposition 99, which imposed, as of January 1, 1989, an additional 25 cents per pack excise tax on cigarettes, and a new, equivalent excise tax on other tobacco products. The initiative requires that funds from this tax be allocated to anti-tobacco education and research and indigent health services, and environmental and recreation programs. Legislation enacted in 1993 added an additional 2 cents per pack excise tax for the purpose of funding breast cancer research.

                    PRIOR FISCAL YEARS' FINANCIAL RESULTS
FISCAL YEARS PRIOR TO 1995-96

    Pressures on the State's budget in the late 1980's and early 1990's were caused by a combination of external economic conditions (including a recession which began in 1990) and growth of the largest General Fund Programs -- K-14 education, health, welfare and corrections -- at rates faster than the revenue base. During this period, expenditures exceeded revenues in four out of six years up to 1992-93, and the State accumulated and sustained a budget deficit approaching $2.8 billion at its peak at June 30, 1993. Between the 1991-92 and 1994-95 Fiscal Years, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance, including significant cuts in health and welfare program expenditures; transfers of program responsibilities and funding from the State to local governments; transfer of about $3.6 billion in annual local property tax revenues from other local governments to local school districts, thereby reducing State funding for schools under Proposition 98; and revenue increases (particularly in the 1991-92 Fiscal Year budget), most of which were for a short duration.

    Despite these budget actions, the effects of the recession led to large, unanticipated budget deficits. By the 1993-94 Fiscal Year, the accumulated deficit was so large that it was impractical to budget to retire it in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, again using cross-fiscal year revenue anticipation warrants to partly finance the deficit into the 1995-96 fiscal year.


    Another consequence of the accumulated budget deficits, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for the 1992-93 Fiscal Year by July 1, 1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish its cash reserves, the State Controller issued registered warrants to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court orders. Available funds were used to make constitutionally-mandated payments, such as debt service on bonds and warrants. Between July 1 and September 4, 1992, when the budget was adopted, the State Controller issued a total of approximately $3.8 billion of registered warrants.

    For several fiscal years during the recession, the State was forced to rely on external debt markets to meet its cash needs, as a succession of notes and revenue anticipation warrants were issued in the period from June 1992 to July 1994, often needed to pay previously maturing notes or warrants. These borrowings were used also in part to spread out the repayment of the accumulated budget deficit over the end of a fiscal year, as noted earlier. The last and largest of these borrowings was $4.0 billion of revenue anticipation warrants which were issued in July, 1994 and matured on April 25, 1996.


1995-96 AND 1997-98 FISCAL YEARS

    The State's financial condition improved markedly during the 1995-96, 1996-97 and 1997-98 fiscal years, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on the actions taken in earlier years. The State's cash position also improved, and external deficit borrowing has occurred over the end of these three fiscal years.

    The economy grew strongly during these fiscal years, and as a result, the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97 and $2.2 billion in 1997-98) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97. The accumulated budget deficit from the recession years was finally eliminated. The Department of Finance estimates that the State's budget reserve, the Special Fund for Economic Uncertainties (the "SFEU") totaled $639.8 million as of June 30, 1997 and $1.782 billion at June 30, 1998.

    The following were major features of the 1997-98 Budget Act:

        1. For the second year in a row, the Budget contained a large increase in funding for K-14 education under Proposition 98, reflecting strong revenues which exceeded initial budgeted amounts. Part of the nearly $1.75 billion in increased spending was allocated to prior fiscal years. Funds were provided to fully pay for the cost-of-living-increase component of Proposition 98, and to extend the class size reduction and reading initiatives.

        2. The Budget Act reflected payment of $1.228 billion to satisfy a court judgment in a lawsuit regarding payments to the State pension fund, and brought funding of the State's pension contribution back to the quarterly basis which existed prior to the deferral actions which were invalidated by the courts.

        3. Funding from the General Fund for the University of California and California State University was increased by about 6 percent ($121 million and $107 million, respectively), and there was no increase in student fees.

        4. Because of the effect of the pension payment, most other State programs were continued at 1996-97 levels, adjusted for caseload changes.

        5. Health and welfare costs were contained, continuing generally the grant levels from prior years, as part of the initial implementation of the CalWORKs program.

        6. Unlike prior years, this Budget Act did not depend on uncertain federal budget actions. About $300 million in federal funds, already included in the federal fiscal year 1997 and 1998 budgets, was included in the Budget Act, to offset incarceration costs for illegal aliens.

        7. The Budget Act contained no tax increases, and no tax reductions. The Renters Tax Credit was suspended for another year, saving approximately $500 million.

                             CURRENT STATE BUDGET

    The discussion below of the 1998-99 Fiscal Year budget is based on estimates and projections of revenues and expenditures for the current fiscal year and must not be construed as statements of fact. These estimates and projections are based upon various assumptions which may be affected by numerous factors, including future economic conditions in the State and the nation, and there can be no assurance that the estimates will be achieved.

1998-99 FISCAL YEAR BUDGET

    Background

    When the Governor released his proposed 1998-99 Fiscal Year Budget on January 9, 1998, he projected General Fund revenues for the 1998-99 Fiscal Year of $55.4 billion, and proposed expenditures in the same amount. By the time the Governor released the May Revision to the 1998-99 Budget (the "May Revision") on May 14, 1998, the Administration projected that revenues for the 1997-98 and 1998-99 Fiscal Years combined would be more than $4.2 billion higher than was projected in January. The Governor proposed that most of this increased revenue be dedicated to fund a 75% cut in the Vehicle License Fee (the "VLF").

    The Legislature passed the 1998-99 Budget Bill on August 11, 1998, and the Governor signed it on August 21, 1998. Some 33 companion bills necessary to implement the budget were also signed. In signing the Budget Bill, the Governor used his line-item veto power to reduce expenditures by $1.360 billion from the General Fund, and $160 million from Special Funds. Of this total, the Governor indicated that about $250 million of vetoed funds were "set aside" to fund programs for education. Vetoed items included education funds, salary increases and many individual resources and capital projects.

    The 1998-99 Budget Act is based on projected General Fund revenues and transfers of $57.0 billion (after giving effect to various tax reductions enacted in 1997 and 1998), a 4.2% increase from the revised 1997-98 figures. Special Fund revenues were estimated at $14.3 billion. The revenue projections were based on the May Revision. Economic problems overseas since that time may affect the May Revision projections.

    After giving effect to the Governor's vetoes, the Budget Act provides authority for expenditures of $57.3 billion from the General Fund (a 7.3% increase from 1997-98), $14.7 billion from Special Funds, and $3.4 billion from bond funds. The Budget Act projects a balance in the SFEU at June 30, 1999 (but without including the "set aside" veto amount) of $1.255 billion, a little more than 2% of General Fund revenues. The Budget Act assumes the State will carry out its normal intra-year cash flow borrowing in the amount of $1.7 billion of revenue anticipation notes, which are expected to be issued by early October.

    The most significant feature of the 1998-99 budget was agreement on a total of $1.4 billion of tax cuts. The central element is a bill which provides for a phased-in reduction of the VLF. Since the VLF is currently transferred to cities and counties, the bill provides for the General Fund to replace the lost revenues. Starting on January 1, 1999, the VLF will be reduced by 25%, at a cost to the General Fund of approximately $500 million in the 1998-99 Fiscal Year and about $1 billion annually thereafter.

    In addition to the cut in VLF, the 1998-99 budget includes both temporary and permanent increases in the personal income tax dependent credit ($612 million General Fund cost in 1998-99, but less in future years), a nonrefundable renters tax credit ($133 million), and various targeted business tax credits ($106 million). About half of the business tax credits will only become effective if Proposition 7, an initiative measure which involves various tax credits, is rejected by the voters on the November 3, 1998 ballot.

    Other significant elements of the 1998-99 Budget Acts are as follows:

        1. Proposition 98 funding for K-12 schools is increased by $1.7 billion in General Fund moneys over revised 1997-98 levels, about $300 million higher than the minimum Proposition 98 guaranty. An additional $600 million was appropriated to "settle up" prior years' Proposition 98 entitlements, and was primarily devoted to one-time uses such as block grants, deferred maintenance, and computer and laboratory equipment. Of the 1998-99 funds, major new programs include money for instructional and library materials, deferred maintenance, support for increasing the school year to 180 days and reduction of class sizes in Grade 9. The Governor held $250 million of educational funds which were vetoed as set-aside for enactment of additional reforms. Overall, per-pupil spending for K-12 schools under Proposition 98 is increased to $5,695, more than one-third higher than the level in the last recession year of 1993-94. The Budget also includes $250 million as repayment of prior years' loans to schools, as part of the settlement of the CTA v. Gould lawsuit.

        2. Funding for higher education increased substantially above the level called for in the Governor's four-year compact. General Fund support was increased by $340 million (15.6%) for the University of California and $267 million (14.1%) for the California State University system. In addition, Community Colleges received a $300 million (6.6%) increase under Proposition 98.

        3. The Budget includes increased funding for health, welfare and social services programs. A 4.9% grant increase was included in the basic welfare grants, the first increase in those grants in 9 years. Future increases will depend on sufficient General Fund revenue to trigger the phased cuts in VLF described above.

        4. Funding for the judiciary and criminal justice programs increased by about 11% over 1997-98, primarily to reflect increased State support for local trial courts and rising prison population.

        5. Various other highlights of the Budget included new funding for resources projects, dedication of $376 million of General Fund moneys for capital outlay projects, funding of a 3% State employee salary increase, funding of 2,000 new Department of Transportation positions to accelerate transportation construction projects, and funding of the Infrastructure and Economic Development Bank ($50 million).

        6. The State of California received approximately $167 million of federal reimbursements to offset costs related to the incarceration of undocumented alien felons for federal fiscal year 1997. The State anticipates receiving approximately $195 million in federal reimbursements for federal fiscal year 1998.

    After the Budget Act was signed, and prior to the close of the Legislative session on August 31, 1998, the Legislature passed a variety of fiscal bills. The Governor had until September 30, 1998 to sign or veto these bills. The bills with the most significant fiscal impact which the Governor signed include $235 million for certain water system improvements in Southern California, $243 million for the State share of the purchase of environmentally sensitive forest lands, and $175 million for state prisons. The Governor also signed bills totaling $223 million for education programs which were part of the Governor's $250 million veto "set aside." In addition, he signed a bill passed by the Legislature reducing by $577 million the State's obligation to contribute to the State Teachers' Retirement System. On a net basis, most of these costs had already been assumed in the 1998-99 Budget Act, and will not, in themselves, have a material effect on the projected SFEU balance at June 30, 1999.

                                  YEAR 2000

    The State's reliance on information technology in every aspect of its operations has made Year 2000-related ("Y2K") information technology ("IT") issues a high priority for the State. The Department of Information Technology ("DOIT"), an independent office reporting directly to the Governor, is responsible for ensuring the State's information technology processes are fully functional before the year 2000. The DOIT has created a Year 2000 Task Force and a California 2000 Office to establish statewide policy requirements; to gather, coordinate, and share information; and to monitor statewide progress.

    In late August 1998, the State Auditor ("BSA") released a report on "Year 2000 Computer Problems." The BSA surveyed 39 State departments and compared their status to the March 31, 1998 DOIT quarterly report. The BSA Report also noted concern that departments were not making adequate plans to test remediated systems, were not focusing sufficiently on problems associated with data interface with other governmental and private bodies, and were not far enough along in developing "business continuation plans" to ensure continued operations after January 1, 2000 in the event of IT problems. The DOIT responded in some detail to the BSA Report, generally agreeing with its identification of issue areas, and stating that it was following up on all areas with the departments.

    Although the DOIT reports that State departments are making substantial progress overall toward the goal of Y2K compliance, the task is very large and will likely encounter unexpected difficulties. The State cannot predict whether all mission critical systems will be ready and tested by late 1999 or what impact failure of any particular IT system(s) or of outside interfaces with State IT systems might have.

    The State Treasurer's Office and the State Controller's Office report that they are both on schedule to complete their Y2K remediation projects by December 31, 1998, allowing full testing during 1999. These systems include debt service payments on State debt and the State fiscal and accounting system.


                                  LITIGATION

    The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. Following are some of the more significant lawsuits against the State:


    In the case of Board of Administration, California Public Employees' Retirement System, et al. v. Pete Wilson, Governor, et al., plaintiffs challenged the constitutionality of legislation which deferred payment of the State's employer contribution to the Public Employees' Retirement System beginning in Fiscal Year 1992-93. On January 11, 1995, the Sacramento County Superior Court entered a judgment finding that the legislation unconstitutionally impaired the vested contract rights of PERS members. The judgment provides for issuance of a writ of mandate directing State defendants to disregard the provisions of the legislation, to implement the statute governing employer contributions that existed before the changes in the legislation found to be unconstitutional, and to transfer to PERS the contributions that were unpaid to date. On February 19, 1997, the State Court of Appeal affirmed the decision of the Superior Court, and the Supreme Court subsequently refused to hear the case, making the Court of Appeals' ruling final. On July 30, 1997, the Controller transferred $1.228 billion from the General Fund to PERS in repayment of the principal amount determined to have been improperly deferred. Subsequent State payments to PERS will be made on a quarterly basis. On July 7, 1998, pursuant to Chapter 94, Statutes of 1998, the State paid PERS $332.7 million for the accrued interest on the judgement and interest on the unpaid accured interest amount.

    On June 24, 1998, plaintiffs in Howard Jarvis Taxpayers Association et al.
v. Kathleen Connell filed a complaint for certain declaratory and injunctive relief challenging the authority of the State Controller to make payments from the State Treasury in the absence of a state budget. On July 21, 1998, the trial court issued a preliminary injunction prohibiting the State Controller from paying moneys from the State Treasury for fiscal year 1998-99, with certain limited exceptions, in the absence of a state budget. The preliminary injunction, among other things, prohibited the State Controller from making any payments pursuant to any continuing appropriation.

    On July 22 and 27, 1998, various employee unions which had intervened in the case appealed the trial court's preliminary injunction and asked the Court of Appeal to stay the preliminary injunction. On July 28, 1998, the Court of Appeal granted the unions' requests and stayed the preliminary injunction pending the Court of Appeal's decision on the merits of the appeal. On August 5, 1998, the Court of Appeal denied the plaintiffs' request to reconsider the stay. Also on July 22, 1998, the State Controller asked the California Supreme Court to immediately stay the trial court's preliminary injunction and to overrule the order granting the preliminary injunction on the merits. On July 29, 1998, the Supreme Court transferred the State Controller's request to the Court of Appeal. The matters are now pending before the Court of Appeal.

    In Jordan v. Department of Motor Vehicles, plaintiff challenged the validity and constitutionality of the state's smog impact fee and requested a refund of the fee. In October 1997, the trial court ruled in favor of plaintiff and, in addition, ordered the State to provide refunds to all persons who paid the smog impact fee from three years before the filing of the lawsuit in 1995 to the present. Plaintiff asserts that the total amount required to be refunded will exceed $350 million. The State has appealed.

    The State is a defendant in several related cases, mainly California Ambulance Association v. Shalala et al., in which the plaintiffs are seeking action to compel the Department of Health Services to pay Part B ambulance and physician services copayments under the Medicare and Medicaid Acts. Should the plaintiffs prevail, the liability for retroactive payments is estimated to be $490 million, and the liability for future payments can be in excess of $130 million annually. The General Fund and the federal government will share the liability equally. A judgment was entered for the plaintiffs. The ninth Circuit Court of Appeals, however, reversed the trial court's decision. Plaintiffs filed a petition for certiorari at the United States Supreme Court, which the State opposed. The petition is currently pending at the Supreme Court.

    The State is a defendant in Ceridian Corporation v. Franchise Tax Board, a suit which challenges the validity of two sections of the California Tax laws. The first relates to deduction from corporate taxes for dividends received from insurance companies to the extent the insurance companies have California activities. The second relates to corporate deduction of dividends to the extent the earnings of the dividend paying corporation have already been included in the measure of their California tax. If both sections of the California Tax law are invalidated, and all dividends become deductible, then the General Fund can become liable for approximately $200-$250 million annually. A judgment was entered in August 1998. The State will appeal.

    The State is a defendant in the case of Kurt Hathaway, et al. v. Wilson, et al., where the plaintiffs are challenging the legality of various budget action transfers and appropriations from particular special funds for years ended June 30, 1995, and June 30, 1996. The plaintiffs allege that the transfers and appropriations are contrary to the substantive law establishing the funds and providing for interest accruals to the fund, violate the single subject requirement of the State Constitution, and is an invalid "special law". Plaintiffs seek to have monies totaling approximately $335 million returned to the special funds. The plaintiffs and the State reached a settlement which resolved all the issues presented in the case. Pursuant to the settlement, judgment was entered in August 1998, requiring the State to return $19,427,000 from the General Fund to one special fund.

    The State is involved in a lawsuit, Thomas Hayes v. Commission on State Mandates, related to State-mandated costs. The action involves an appeal by the Director of Finance from a 1984 decision by the State Board of Control (now succeeded by the Commission on State Mandates ("Commission")). The Board of Control decided in favor of local school districts' claims for reimbursement for special education programs for handicapped students. The case was then brought to the trial court by the State and later remanded to the Commission for redetermination. The Commission has since expanded the claim to include supplemental claims filed by seven other educational institutions; the issuance of a final consolidated decision is anticipated sometime in late 1998. To date, the Legislature has not appropriated funds. The liability to the State, if all potentially eligible school districts pursue timely claims, has been estimated by the Department of Finance at more than $1 billion.

    The State is involved in a lawsuit related to contamination at the Stringfellow toxic waste site. In United States, People of the State of California v. J.B. Stringfellow, Jr. et al., the State is seeking recovery for the past costs of cleanup of the site, a declaration that the defendants are jointly and severally liable for future costs, and an injunction ordering completion of the cleanup. However, the defendants have filed a counterclaim against the State for alleged negligent acts. Because the State is the present owner of the site, the State may be found liable. Present estimates of the cleanup range from $300 million to $800 million.

    The State is a defendant in a coordinated action involving 3,000 plaintiffs seeking recovery for damages caused by the Yuba River flood of February 1986. The trial court has found liability in inverse condemnation and awarded damages of $500,000 to a sample of plaintiffs. The State's potential liability to the remaining plaintiffs ranges from $800 million to $1.5 billion. An appeal has been filed.

    The State is a defendant in California State Employees Association v. Wilson, where the petitioners are challenging several budget appropriations in the 1994 and 1995 Budget Acts. The appropriations mandate the transfer of funds from the State Highway Account, within the special revenue funds, to the General Fund to reimburse the General Fund for debt service costs on two rail bond measures. The petitioners contend that the transfers violate the bond acts themselves and are requesting the monies be returned. The loss to the State's General Fund could be up to $227 million.

    In a similar case, Professional Engineers in California Government v. Wilson, the petitioners are challenging several appropriations in the 1993, 1994, and 1995 Budget Acts. The appropriations mandate the transfer of approximately $262 million from the State Highway Account, within the special revenue funds, and $113 million from the Motor Vehicle Account, within the special revenue funds, to the General Fund and appropriate approximately $6 million from the State Highway Account to fund a highway-grade crossing program administered by the Public Utilities Commission. Petitioners contend that the transfers violate several constitutional provisions and request that the monies be returned to the State Highway Account and Motor Vehicle Account.

    The State is a defendant in Just Say No To Tobacco Dough Campaign v. State of California, where the petitioners challenge the appropriation of approximately $166 million of Proposition 99 funds in the Cigarette and Tobacco Products Surtax Fund for years ended June 30, 1990, through June 30, 1995 for programs which were allegedly not health education or tobacco-related disease research. If the State loses, the General Fund and funds from other sources would be used to reimburse the Cigarette and Tobacco Products Surtax for approximately $166 million.

    The State is a defendant in two related cases, Beno vs. Sullivan ("Beno") and Welch vs. Anderson ("Welch"), concerning reductions in Aid to Families with Dependent Children ("AFDC") grant payments. In the Beno case, plaintiffs seek to invalidate AFDC grant reductions and in the Welch case, plaintiffs contend that AFDC grant reductions are not authorized by state law. The Beno case concerns the total grant reductions while the Welch case concerns the period of time the State did not have a waiver for those reductions. The State's potential liability for retroactive AFDC grant reductions is estimated at $831 million if the plaintiffs are awarded the full amount in both cases.

    The University of California and the special purpose authorities, which are discretely presented component units, are contingently liable in connection with claims and contracts, including those currently in litigation, arising in the normal course of their activities. The outcome of such matters are not expected to have a material effect on the financial statements.

                                                                    APPENDIX C


                      ADDITIONAL INFORMATION CONCERNING

                      CONNECTICUT MUNICIPAL OBLIGATIONS

    The following information is a summary of special factors affecting investments in Connecticut Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by Connecticut (the "State") and certain of its municipalities and public authorities. This summary does not purport to be a complete description and is based on information from statements relating to offerings of Connecticut bond issues. CitiFunds Connecticut Tax Free Reserves is not responsible for the accuracy or timeliness of this information.

                       CERTAIN ECONOMIC CONSIDERATIONS

    Connecticut's economy is diverse. Manufacturing employment in the State has been on a downward trend since the mid-1980s, while non-manufacturing employment has recovered most of its losses from its peak in the late 1980s. Manufacturing is diversified, with transportation equipment the dominant industry. Connecticut is a leading producer of aircraft engines and parts, submarines and helicopters. The largest employers in these industries are United Technologies Corporation, including its Pratt and Whitney Aircraft Division, with headquarters in East Hartford, and Sikorsky Aircraft Division in Stratford as well as General Dynamics Corporation's Electric Boat Division in Groton.

    During the past ten years, Connecticut's manufacturing employment was at its highest in 1988 at over 372,230 workers. Since that year, employment in manufacturing has been on a downward trend, declining 25.8%, or a loss of 96,030 jobs by 1997 from 1988 levels. A number of factors, such as the overvalued dollar of the mid-1980s, heightened foreign competition, a sharp decrease in defense spending, and improved productivity played a significant role in affecting the overall level of manufacturing employment. However, in 1997, total manufacturing jobs in Connecticut registered a gain of 1,400 jobs, or 0.5%, over 1996.

    Over the past several decades the non-manufacturing sector of the State's economy has risen in economic importance, from just over 50% of total State employment in 1950 to approximately 83% by 1997. This trend has decreased the State's dependence on manufacturing. The State's non-manufacturing sector expanded by 2.4% in 1997 as compared to 2.0% in 1996 and 1.9% in 1995. This trend, which began in 1993, reversed three years of decline starting in 1990. During the 1990s, however, Connecticut's growth in non-manufacturing employment has lagged that of the New England region and the nation as a whole.

    The non-manufacturing sector is comprised of industries that typically provide a service. The four major industries in terms of employment are: services, retail and wholesale trade, state and local government, as well as finance, insurance and real estate ("FIRE"), which collectively comprise about 90% of employment in the non-manufacturing sector.

    After enjoying an extraordinary boom during the mid-1980s, Connecticut, as well as the rest of the Northeast, experienced an economic slowdown before the onset of the national recession which occurred at the beginning of the 1990s. Reflecting the downturn, the unemployment rate in the State rose from a low of 3% in 1988 to just above the national average of 7.5% during 1992.


                       FISCAL CONDITION IN RECENT YEARS

    The State finances most of its operations through its General Fund. The major components of General Fund revenues are State taxes, including the personal income tax, the sales and use tax and the corporation business tax. Miscellaneous fees, receipts, transfers and unrestricted federal grants account for most of the other General Fund revenue.


    The adopted budget for 1998-99 anticipates General Fund revenues of $9,992.0 million and General Fund expenditures of $9,972.1 million.

    Beginning with the income year commencing on or after January 1, 1991, the State imposed a personal income tax on the income of residents of the State (including resident trusts and estates), part-year residents and certain non-residents who have taxable income derived from or connected with sources within Connecticut. For tax years commencing or after January 1, 1992, the tax imposed is at the rate of 4.5% on Connecticut taxable income. Depending on federal income tax filing status and Connecticut adjusted gross income, personal exemptions ranging from $12,000 to $24,000 are available to taxpayers. In addition, tax credits ranging from 1% to 75% of a taxpayer's Connecticut tax liability are also available depending upon federal income tax filing status and Connecticut adjusted gross income. Such exemptions and tax credits are phased out at certain higher income levels. Neither the personal exemption nor the tax credit described above is available to a trust or an estate. Legislation enacted in 1995 effected a graduated rate structure beginning in tax year 1996. Under this revised structure, the top rate remains at 4.5% with a rate of 3% on the first $4,500 of taxable income for joint filers and the first $2,250 for single filers. For tax year 1997, the 3% rate is expanded to the first $9,000 of taxable income for joint filers and the first $4,500 for single filers. Legislation enacted during the 1997 session expands the amount of taxable income subject to the lower 3% rate. By tax year 1999, the first $20,000 of taxable income for a joint filer and the first $10,000 of taxable income for a single filer will be taxed at the 3% rate. In addition, the maximum $100 income tax credit for property taxes will be expanded to a maximum of $350 per filer. Taxpayers are also subject to a Connecticut minimum tax based on their liability, if any, for payment of the federal alternative minimum tax.


    The Sales Tax is imposed, subject to certain limitations, on the gross receipts from certain transactions within the State of persons engaged in business in the State, including (a) sales at retail of tangible personal property, (b) the rendering of certain services, (c) the leasing or rental of tangible personal property, (d) the producing, fabricating, processing, printing, or imprinting of tangible personal property to special order or with materials furnished by the consumer, (e) the furnishing, preparing or serving of food, meals, or drinks, and (f) the transfer of occupancy of hotel or lodging house rooms for a period not exceeding thirty consecutive calendar days. The Use Tax is imposed on the consideration paid for certain services or purchases or rentals of tangible personal property used within the State pursuant to a transaction not subject to the Sales Tax. A separate rate of 12% is charged on the occupancy of hotel rooms. Effective October 1, 1991, the tax rate for the Sales and Use Taxes was reduced from eight percent to six percent. Various exemptions from the Sales and Use Taxes are provided, based on the nature, use or price of the property or services involved or the identity of the purchaser. Tax returns and accompanying payments with respect to revenues from these taxes are generally due monthly on or before the last day of the month next succeeding the taxable month.


    The Corporation Business Tax provides for three methods of computation. The taxpayer's liability is the greatest amount computed under any of the three methods. The first method of computation is a tax measured by the net income of a taxpayer (the "Income-Base Tax"). Net income, except as applied to insurance companies, means federal gross income with limited variations less certain deductions, most of which correspond to the deductions allowed under the Internal Revenue Code of 1986, as amended from time to time. In the case of life insurance companies subject to the Corporation Business Tax, net income means life insurance company taxable income, as determined for federal income tax purposes, with certain adjustments. The Income-Base Tax had been levied at the rate of 10.5% until January 1, 1998 when it was decreased to 9.5%. Legislation enacted in 1993 and subsequent years instituted a phase down in the corporation tax rate so that by the income year commencing on or after January 1, 2000 the corporate rate will be 7.5%. The second method of computing the Corporation Business Tax, from which domestic insurance companies are exempted, is an alternative tax on capital. This alternative tax is determined either as a specific maximum dollar amount or at a flat rate on a defined base, usually related in whole or part to its capital stock and balance sheet surplus, profit and deficit. The third method of computing the Corporation Business Tax is the minimum tax which is a flat $250. Corporations must compute their tax under all three methods and pay the tax under the highest computation.


    Other tax revenues are derived from inheritance taxes, taxes on gross receipts of hospital and public service corporations, taxes on net direct premiums of insurance companies, taxes on oil companies, cigarette and alcoholic beverage excise taxes, real estate conveyance taxes and other miscellaneous tax sources.


    Federal grants in aid are normally conditioned to some degree, depending upon the particular program being funded, on resources provided by the State. More than 99% of unrestricted federal grant revenue is expenditure driven. The largest federal grants in fiscal 1998 were made for the purposes of providing medical assistance payments to the indigent and Aid to Families with Dependent Children. The State also receives certain restricted federal grants which are not reflected in annual appropriations but which nonetheless are accounted for in the General Fund. In addition, the State receives certain federal grants which are not accounted for in the General Fund but are allocated to the Transportation Fund, various Capital Project Funds and other funds.


    Other non-tax revenues are derived from special revenue transfers; Indian gaming payments; licenses, permits and fees; sales of commodities and services; rents, fines and escheats; investment income; and other miscellaneous revenue sources.

    In November 1992, electors approved an amendment to the State Constitution providing that the amount of general budget expenditures authorized for any fiscal year shall not exceed the estimated amount of revenue for such fiscal year. This amendment also provides for a cap on budget expenditures. The General Assembly is precluded from authorizing an increase in general budget expenditures for any fiscal year above the amount of general budget expenditures authorized for the previous fiscal year by a certain percentage which exceeds the greater of the percentage increase in personal income or the percentage increase in inflation, unless the Governor declares an emergency or the existence of extraordinary circumstances and at least three-fifths of the members of each house of the General Assembly vote to exceed such limit for the purposes of such emergency or extraordinary circumstances. The limitation on general budget expenditures does not include expenditures for the payment of bonds, notes or other evidences of indebtedness. There is no statutory or constitutional prohibition against bonding for general budget expenditures.


    By statute, no bonds, notes or other evidences of indebtedness for borrowed money payable from General Fund tax receipts of the State shall be authorized by the General Assembly except as shall not cause the aggregate amount of (1) the total amount of bonds, notes or other evidences of indebtedness payable from General Fund tax receipts authorized by the General Assembly but which have not been issued and (2) the total amount of such indebtedness (excluding short-term and certain other indebtedness) which has been issued and remains outstanding, to exceed 1.6 times the total estimated General Fund tax receipts of the State for the fiscal year in which any such authorization will become effective. As a result, the State had a debt incurring margin as of December 1, 1998 of 2,390,431,253.


                          ADDITIONAL CONSIDERATIONS


    The classification of Landmark Connecticut Tax Free Reserves under the Investment Company Act of 1940 as a "non-diversified" investment company allows it to invest more than 5% of its assets in the securities of any issuer, subject to satisfaction of certain tax requirements. Because of the relatively small number of issuers of Connecticut obligations, the Fund is likely to invest a greater percentage of its assets in the securities of a single issuer than is an investment company which invests in a broad range of Municipal Obligations. Therefore, the Fund would be more susceptible than a diversified fund to any single adverse economic or political occurrence or development affecting Connecticut issuers. The Fund will also be subject to an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities declines. It is also possible that there will not be sufficient availability of suitable Connecticut tax-exempt obligations for the Fund to achieve its objective of providing income exempt from Connecticut taxes.


    Landmark Connecticut Tax Free Reserves may invest 25% or more of its assets in Connecticut Municipal Obligations of the same type, including, without limitation, the following: general obligations of the State of Connecticut and its political subdivisions; lease rental obligations of state and local authorities; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; or industrial development or pollution control bonds issued for hospitals, electric utility systems, steel companies, life care facilities or other purposes. This may make the Fund more susceptible to adverse economic, political, or regulatory occurrences affecting a particular category of issuers.

    Connecticut Municipal Obligations also include obligations of the governments of Puerto Rico and other U.S. territories and their political subdivisions to the extent that these obligations are exempt from Connecticut State personal income taxes. Accordingly, the Fund may be adversely affected by local political and economic conditions and developments within Puerto Rico and certain other U.S. territories affecting the issuers of such obligations. The economy of Puerto Rico is dominated by the manufacturing and service sectors (including finance and tourism). Investments in fixed capital, including public infrastructure, private development and construction, and purchases of equipment and machinery, increased significantly during 1996 and accounted for approximately 24.9% of Puerto Rico's gross domestic product. The economy of Puerto Rico expanded significantly from 1986 through 1990, with yearly increases in gross domestic product ranging from 4.4% for 1988 to 2.5% for 1990. Gross domestic product increased moderately for the following two years, at yearly rates of 0.9% for 1991 and 0.8% for 1992. Between 1993 and 1995, Puerto Rico experienced more significant yearly increases in gross domestic product, ranging from 2.5% in 1994 to 3.4% in 1995. Annual increases in gross domestic product for the years 1996 and 1997 were 3.3% and 3.2% respectively. The increase in gross domestic product for the past fiscal year is due, in large part, to a high growth in the internal investment of fixed capital accompanied by increases in the expenditures of personal consumption and of the government. These increases were somewhat offset by an increase in the negative balance of net sales of merchandise and services to the rest of the world. Although the Puerto Rico unemployment rate has declined substantially since 1983, the unemployment rate for 1997 was approximately 13.1%. The economic projections for fiscal years 1998 and 1999 show that the sustained growth seen in the economy of Puerto Rico since 1993 will continue throughout the next two years. Indeed, the economic indicators concerning the movements of the economy during the months gone by of the current fiscal year confirm this general trajectory. The growth projections are based on a variety of factors, including: the stability of interest rates; a certain level of confidence by the consumer; the policy of the Government of Puerto Rico as a facilitator in the processes for development of new projects; and the priority given to the commencement and continuation of infrastructure projects.


                                  YEAR 2000

    The State has coordinated a review of its Year 2000 exposures through its Department of Information Technology ("DOIT"). To date, DOIT has assessed approximately 1360 computer systems (of the State's approximately 1500 systems) of which 770 have been categorized as mission critical. As of October 30, 1998, 63% of the programs in mission critical systems requiring remediation had been converted, and 27% of the testing cycles required to validate compliance in mission critical systems had been completed. A target date of March 31, 1999 has been established for completion of remediation and testing activities for mission critical systems, however, some agency project plans anticipate completion dates in the second and third quarters.

    The State Legislature approved $15.0 million in bonding in 1997-98 for equipment and related costs of the Year 2000 issue. An additional $80 million was appropriated to DOIT as part of the 1998-1999 Midterm Budget Adjustments.

    The State presently believes that, with modifications to existing software and converting to new software, the Year 2000 problem will not pose significant operations problems for the State's computer systems as so modified or converted. While the State expects its Year 2000 plan to be enough time to adequately test all computer systems for Year 2000 problems. There is a related risk that testing does not satisfactorily reveal all Year 2000 software or hardware problems. Also, there can be no assurance that the systems of other companies on which the State's systems or service commitments may rely will be completed in a timely fashion. If the necessary remediations are not completed in a timely fashion, the Year 2000 problem may have a material impact on the operations of the State.


              RECENT RATINGS OF CERTAIN GENERAL OBLIGATION BONDS

    Moody's, Standard & Poor's and Fitch IBCA assigned their municipal bond ratings of Aa3, AA- and AA, respectively, to the outstanding general obligation bonds of the State. Each such rating reflects only the views of the respective rating agency, and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market price of the State's general obligation bonds.

                                  LITIGATION

    The State, its officers and employees are defendants in numerous lawsuits. The ultimate disposition and fiscal consequences of these lawsuits are not presently determinable. The Attorney General's Office has reviewed the status of pending lawsuits and reports that it is the opinion of the Attorney General that such pending litigation will not be finally determined so as to result individually or in the aggregate in a final judgment against the State which would materially adversely affect its financial position, except that in the cases described below the fiscal impact of an adverse decision might be significant but is not determinable at this time. The cases described in this section generally do not include any individual case where the fiscal impact of an adverse judgment is expected to be less than $15 million, but adverse judgments in a number of such cases could, in the aggregate and in certain circumstances, have a significant impact.

    Connecticut Criminal Defense Lawyers Association v. Forst is an action brought in 1989 in Federal District Court alleging a pervasive campaign by the State and various State Police officials of illegal electronic surveillance, wiretapping and bugging for a number of years at Connecticut State Police facilities. The plaintiffs seek compensatory damages, punitive damages, as well as other damages and costs and attorneys fees, as well as temporary and permanent injunctive relief. In November 1991, the court issued an order which will allow the plaintiffs to represent a class of all persons who participated in wire or oral communications to, from, or within State Police facilities between January 1, 1974 and November 9, 1989 and whose communications were intercepted, recorded and/or used by the defendants in violation of the law. This class includes a sub-class of the Connecticut State Police Union, current and former Connecticut State Police officers who are not defendants in this or any consolidated case, and other persons acting on behalf of the State Police who participated in oral or wire communications to, from or within State Police facilities between such dates.


    Sheff v. O'Neill is a Superior Court action brought in 1989 on behalf of black and Hispanic school children in the Hartford school district. The plaintiffs sought a declaratory judgment that the public schools in the greater Hartford metropolitan area are segregated de facto by race and ethnicity and are inherently unequal to their detriment. They also sought injunctive relief against state officials to provide them with an "integrated education." On April 12, 1995, the Superior Court entered judgment for the State. On July 9, 1996, the State Supreme Court reversed the Superior Court judgment and remanded the case with direction to render a declaratory judgment in favor of the plaintiffs. The Court directed the legislature to develop appropriate measures to remedy the racial and ethnic segregation in the Hartford public schools. The Supreme Court also directed the Superior Court to retain jurisdiction of this matter. The 1997 General Assembly enacted P.A. 97-290, An Act Enhancing Educational Opportunities, in response to the Supreme Court decision. In response to a motion filed by the plaintiffs, the Superior Court in 1998 ordered the State to show cause as to whether there has been compliance with the Supreme Court's ruling.

    The Connecticut Traumatic Brain Injury Association, Inc. v. Hogan is a Federal District Court civil rights action brought in 1990 on behalf of all persons with retardation or traumatic brain injury who have been, or may be, placed in Norwich, Fairfield Hills or Connecticut Valley Hospitals. The plaintiffs claim that the treatment and training they need is unavailable in state hospitals for the mentally ill and that placement in those hospitals violates their constitutional rights. The plaintiffs seek relief which would require that the plaintiff classmembers be transferred to community residential settings with appropriate support services. This case has been settled as to all persons with mental retardation by their eventual discharge from Norwich and Fairfield Hills Hospital. The case is still proceeding as to those persons with traumatic brain injury. The Court in 1998 expanded the class of plaintiffs to include persons who are or have been in the custody of the Department of Mental Health and Addiction Services at any time during the pendency of the case without reference to a particular facility.

    Johnson v. Rowland is a Superior Court action brought in 1998 in the name of several public school students and the Connecticut municipalities in which the students reside, seeking a declaratory judgment that the State's current system of financing public education through local property taxes and State payments to municipalities determined under a statutory Education Cost Sharing ("ECS") formula violates the Connecticut Constitution. Additionally, the suit seeks various injunctive orders requiring the State to, among other things, cease implementation of the present system, modify the ECS formula, and fund the ECS formula at the level contemplated in the original 1988 public act which established the ECS.

    Several suits have been filed since 1977 in the Federal District Court and the Connecticut Superior Court on behalf of alleged Indian Tribes in various parts of the State, claiming monetary recovery as well as ownership of land in issue. Some of these suits have been settled or dismissed. The plaintiff group in the remaining suits is the alleged Golden Hill Paugussett Tribe and the lands involved are generally located in Bridgeport, Trumball, Orange, Shelton and Seymour. There may be additional suits filed by other alleged Indian Tribes claiming ownership of land located in the State of Connecticut but to which the State is not a party. One such claim involves the alleged Schaghticoke Indian Tribe claiming privately and town held lands in the Town of Kent.

                                                                    APPENDIX D


                      ADDITIONAL INFORMATION CONCERNING

                        NEW YORK MUNICIPAL OBLIGATIONS

    The following information is a summary of special factors affecting investments in New York Municipal Obligations. The sources of payment for such obligations and the marketability thereof may be affected by financial or other difficulties experienced by New York State (the "State") and certain of its municipalities and public authorities. This information does not purport to be a complete description and is based on information from official statements relating to securities offerings of New York issuers. CitiFunds New York Tax Free Reserves is not responsible for the accuracy or timeliness of this information.

                                NEW YORK STATE

    The factors affecting the State's financial condition are complex and the following description constitutes only a summary.

                           CURRENT ECONOMIC OUTLOOK

    The State has updated the forecast of national and state economic activity used in the July 1998 First Quarterly Update. At the national level, the current projected growth rate for 1998, as a whole, represents only a slight change from the earlier forecast. For 1999, however, the annual national growth rate is now anticipated to be significantly lower than had been previously predicted. Economic growth during both 1998 and 1999 is expected to be slower than it was during 1997. The financial and economic turmoil which started in Asia and has spread to other parts of the world is expected to continue to negatively affect U.S. trade balances throughout most of 1999. In addition, growth in domestic consumption, which has been a major driving force behind the nation's strong economic performance in recent years, is expected to slow in 1999 as consumer confidence retreats from historic highs and the stock market ceases to provide large amounts of discretionary income. However, the lower short-term interest rates which are expected to be in force during 1999 should help prevent a recession. The revised forecast projects real GDP growth of 3.4 percent in 1998, moderately below the 1997 growth rate. In 1999, real GDP growth is expected to fall further, to 1.6 percent. The growth of nominal GDP is projected to decline from 5.9 percent in 1997 to 4.6 percent in 1998 and 3.7 percent in 1999. The inflation rate is expected to drop to 1.7 percent in 1998 before rising to 2.7 percent in 1999. The annual rate of job growth is expected to be 2.5 percent in 1998, almost equaling the strong growth rate experienced in 1997. In 1999, however, employment growth is forecast to slow markedly, to 1.9 percent. Growth in personal income and wages is expected to slow in 1998 and again in 1999.

    The State economic forecast for 1998 has been raised slightly from the First Quarterly Update, but the forecast for 1999 has generally been lowered. Continued growth is projected in 1998 and 1999 for employment, wages, and personal income, although, for 1999, a significant slowdown in the growth rates of personal income and wages are expected. The growth of personal income is projected to rise from 4.7 percent in 1997 to 5.0 percent in 1998, but then drop to 3.4 percent in 1999, in part because growth in bonus payments is expected to moderate significantly, a distinct shift from the unusually high increases of the last few years. Overall employment growth is expected to be 2.0 percent in 1998, the strongest in a decade, but is expected to drop to 1.0 percent in 1999, reflecting the slowing growth of the national economy, continued spending restraint in government, less robust profitability in the financial sector and continued restructuring in the manufacturing, health care, and banking sectors.

    Many uncertainties exist at this time in any forecast of the national and State economies, particularly in light of the recent volatility in the international economy and domestic financial markets. The timing and impact of changes in economic conditions are difficult to estimate with a high degree of accuracy. Unforeseeable events may occur. The actual rate of change in any or all, of the concepts that are forecasted may differ substantially and adversely from the outlook described herein.

1997-98 FISCAL YEAR


    The State ended its 1997-98 fiscal year in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $2.04 billion. The cash surplus was derived primarily from higher-than-anticipated receipts and lower spending on welfare, Medicaid, and other entitlement programs.

    The General Fund had a closing balance of $638 million, an increase of $205 million from the prior fiscal year. The balance is held in three accounts within the General Fund: the Tax Stabilization Reserve Fund ("TSRF"), the Contingency Reserve Fund ("CRF") and the Community Projects Fund ("CPF"). The TSRF closing balance was $400 million, following a required deposit of $15 million (repaying a transfer made in 1991-92) and an extraordinary deposit of $68 million made from the 1997-98 surplus. The CRF closing balance was $68 million, following a $27 million deposit from the surplus. The CPF, which finances legislative initiatives, closed the fiscal year with a balance of $170 million, an increase of $95 million. The General Fund closing balance did not include $2.39 billion in the tax refund reserve account, of which $521 million was made available as a result of the Local Government Assistance Corporation ("LGAC") financing program and was required to be on deposit on March 31, 1998.

    General Fund receipt and transfers from other funds for the 1997-98 fiscal year (including net tax refund reserve account activity) totaled $34.55 billion, an annual increase of $1.51 billion, or 4.57 percent over 1996-97. General Fund disbursements and transfers to other funds were $34.35 billion, an annual increase of $1.45 billion or 4.41 percent.

1996-97 FISCAL YEAR

    The State ended its 1996-97 fiscal year on March 31, 1997 in balance on a cash basis, with a General Fund cash surplus as reported by DOB of approximately $1.2 billion. The cash surplus was derived primarily from higher-than-expected receipts and lower-than-expected spending for social services programs.

    The General Fund closing fund balance was $433 million, an increase of $146 million from the 1995-96 fiscal year. The balance included $317 million in the TSRF, after a required deposit of $15 million and an additional deposit of $65 million in 1996-97. In addition, $41 million remained on deposit in the CRF. The remaining $75 million reflected amounts then on deposit in the Community Projects Fund. The General Fund closing fund balance did not include $1.86 billion in the tax refund reserve account, of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 1997.

    General Fund receipts and transfers from other funds for the 1996-97 fiscal year totaled $33.04 billion, an increase of 0.7 percent from the previous fiscal year (including net tax refund reserve account activity). General Fund disbursements and transfers to other funds totaled $32.90 billion for the 1996-97 fiscal year, an increase of 0.7 percent from the 1995-96 fiscal year.

1995-96 FISCAL YEAR

    The State ended its 1995-96 fiscal year on March 31, 1996 with a General Fund cash surplus as reported by DOB, of $445 million. The cash surplus was derived from higher-than-expected receipts, savings generated through agency cost controls and lower-than-expected welfare spending.

    The General Fund closing fund balance was $287 million, an increase of $129 million from 1994-95 levels. The $129 million change in fund balance is attributable to the $65 million voluntary deposit to the TSRF, a $15 million required deposit to the TSRF, a $40 million deposit to the CRF, and a $9 million deposit to the Revenue Accumulation Fund. The closing fund balance included $237 million on deposit in the TSRF. In addition, $41 million was on deposit in the CRF. The remaining $9 million reflected amounts then on deposit in the Revenue Accumulation Fund. The General Fund closing balance does not include $678 million in the tax refund reserve account of which $521 million was made available as a result of the LGAC financing program and was required to be on deposit as of March 31, 1996.

    General Fund receipts and transfers from other funds (including net refund reserve account activity) totaled $32.81 billion, a decrease of 1.1 percent from 1994-95 levels. General Fund disbursements and transfers to other funds totaled $32.68 billion for the 1995-96 fiscal year, a decrease of 2.2 percent from 1994-95 levels.

    Rating Agencies Actions: On February 8, 1993, Fitch IBCA assigned its municipal bond rating of A+ to the State's general obligation bonds. Moody's assigned its municipal bond rating of A2 on February 10, 1997, and as of August 28, 1997, Standard & Poor's assigned its rating of A to the State's general obligation bonds. Each such rating reflects only the views of the respective rating agency, and an explanation of the significance of such rating may be obtained from such rating agency. There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by such rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market price of the State's general obligation bonds.

                              PUBLIC AUTHORITIES

    The fiscal stability of the State is related, in part, to the fiscal stability of its public authorities, meaning public benefit corporations created pursuant to State law, other than local authorities. Public authorities are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself and may issue bonds and notes within the amounts, and restrictions set forth in legislative authorization. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially and adversely affected, if any of its public authorities were to default on their respective obligations, particularly those using the financing techniques referred to as State-supported or State-related debt. As of December 31, 1997, there were 17 public authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of all State public authorities was $84 billion, only a portion of which constitutes State-supported or State related debt.

    The State has numerous public authorities with various responsibilities, including those which finance, construct and/or operate revenue producing public facilities. Public authorities generally pay their operating expenses and debt service costs from revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, charges for public power, electrical gas utility services, rentals charged for housing units, and charges for occupancy at medical care facilities.

    In addition, State legislation authorizes several financing techniques for public authorities. Also, there are statutory arrangements providing for State local assistance payments, otherwise payable to localities, to be made under certain circumstances to public authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to public authorities under these arrangements, the affected localities could seek additional State assistance if local assistance payments are so diverted.

    Some authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs. As described below, the Metropolitan Transportation Authority ("MTA") receives the bulk of this money in order to provide transit and commuter services.

    Beginning in 1998, the Long Island Power Authority ("LIPA") assumed responsibility for the provision of electric utility services previously provided by Long Island Lighting Company for Nassau, Suffolk and a portion of Queen Counties, as part of an estimated $7 billion financing plan. As of June 26, 1998, LIPA has issued over $5 billion in bonds secured solely by ratepayer charges. LIPA's debt is not considered either State-supported or State-related debt.

                    METROPOLITAN TRANSPORTATION AUTHORITY


    The MTA oversees the operation of subway and bus lines in New York City by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA"). The MTA operates certain commuter rail and bus services in the New York Metropolitan area through MTA's subsidiaries, the Long Island Rail Road Company, the Metro- North Commuter Railroad Company, and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended on, and will continue to depend on, operating support from the State, local governments and TBTA, including loans, grants and subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional State assistance, raise fares or take other actions.

    Since 1980, the State has enacted several taxes -- including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1 percent regional sales and use tax -- that provide revenues for mass transit purposes, including assistance to the MTA. Since 1987 State law has required that the proceeds of a one-quarter of 1 percent mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. In 1993, the State dedicated a portion of certain additional State petroleum business tax receipts to fund operating or capital assistance to the MTA. For the 1998-99 State fiscal year, total State assistance to the MTA is projected to total approximately $1.3 billion, an increase of $133 million over the 1997-98 fiscal year.


    State legislation accompanying the 1996-97 adopted State budget authorized the MTA, TBTA and TA to issue an aggregate of $6.5 billion in bonds to finance a portion of the $12.17 billion MTA capital plan for the 1995 through 1999 calendar years (the "1995-99 Capital Program"). In July 1997, the Capital Program Review Board ("CPRB") approved the 1995-99 Capital Program (subsequently amended in August 1997), which supercedes the overlapping portion of the MTA's 1992-96 Capital Program. The 1995-99 Capital Program is the fourth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation systems by investing in new rolling stock, maintaining replacement schedules for existing assets and bringing the MTA system into a state of good repair. The 1995-99 Capital Program assumes the issuance of an estimated $5.2 billion in bonds under this $6.5 billion aggregate bonding authority. The remainder of the plan is projected to be financed through assistance from the federal government, the State, the City of New York, and from various other revenues generated from actions taken by the MTA.

    There can be no assurance that all the necessary governmental actions for future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 1995-99 Capital Program, or parts thereof, will not be delayed or reduced. Should funding levels fall below current projections, the MTA would have to revise its 1995-99 Capital Program accordingly. If the 1995-99 Capital Program is delayed or reduced, ridership and fare revenues may decline, which could, among other things, impair the MTA's ability to meet its operating expenses without additional assistance.

                                  LOCALITIES
THE CITY OF NEW YORK


    The fiscal health of the State may also be affected by the fiscal health of New York City (the "City"), which continues to require significant financial assistance from the State. State aid contributes to the City's ability to balance its budget and to meet its cash requirements. The State may also be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets. The City has achieved balanced operating results for each of its fiscal years since 1981 as reported in accordance with the then-applicable GAAP standards.


FISCAL OVERSIGHT

    In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York ("NYC MAC") to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities. A "Control Period" existed from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal controls. Although the Control Board terminated the Control Period in 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a Control Period upon the occurrence or "substantial likelihood and imminence" of the occurrence of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.


    Currently, the City and its Covered Organizations (i.e., those which receive or may receive moneys from the City directly, indirectly or contingently) operate under a four-year financial plan (the "Financial Plan") which the City prepares annually and periodically updates. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in the Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.


    To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City to market their securities successfully. The City issues securities to finance, refinance and rehabilitate infrastructure and other capital needs, as well as for seasonal financing needs. In 1997 the State created the New York City Transitional Finance Authority to finance a portion of the City's capital program because the City was approaching its State Constitutional general debt limit. Without the additional financing capacity of the Transitional Finance Authority, projected contracts for City capital projects would have exceeded the City's debt limit during City fiscal year 1997-98. Despite this additional financing mechanism, the City currently projects that if no further action is taken, it will reach its debt limit in City fiscal year 1999-2000. On June 2, 1997, an action was commenced seeking a declaratory judgment declaring the legislation establishing the Transitional Finance Authority to be unconstitutional. On November 25, 1997 the State Supreme Court found the legislation establishing the TFA to be constitutional and granted the defendants' motion for summary judgment. The plaintiffs have appealed the decision. Future developments concerning the City or entities issuing debt for the benefit of the City, and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such entities and may also affect the market for their outstanding securities.

MONITORING AGENCIES

    The staffs of the Control Board, OSDC and the City Comptroller issue periodic reports on the City's Financial Plans. The reports analyze the City's forecasts of revenues and expenditures, cash flow, and debt service requirements, as well as evaluate compliance by the City and its Covered Organizations with the Financial Plan. According to recent staff reports, while economic growth in New York City has been slower than in other regions of the country, a surge in Wall Street profitability resulted in increased tax revenues and generated a substantial surplus for the City in City fiscal year 1996-97. Recent staff reports also indicate that the City projects a substantial surplus for City fiscal year 1997-98. Although several sectors of the City's economy have expanded recently, especially tourism and business and professional services, City tax revenues remain heavily dependent on the continued profitability of the securities industries and the course of the national economy. Staff reports have indicated that recent City budgets have been balanced in part through the use of non-recurring resources and that the City's Financial Plan tends to rely in part on actions outside its direct control. These reports have also indicated that the City has not yet brought its long-term expenditure growth in line with recurring revenue growth and that the City is therefore likely to continue to face substantial gaps between forecast revenues and expenditures in future years that must be closed with reduced expenditures and/or increased revenues. In addition to these monitoring agencies, the Independent Budget Office ("IBO") has been established pursuant to the City Charter to provide analysis to elected officials and the public on relevant fiscal and budgetary issues affecting the City. Copies of the most recent Control Board, OSDC and City Comptroller, and IBO staff reports are available by contacting the Control Board at 270 Broadway, 21st Floor, New York, NY, 10007, Attention: Executive Director; OSDC at 270 Broadway, 23rd Floor, New York, NY 10007, Attention: Deputy Comptroller; the City Comptroller at Municipal Building, Room 517, One Centre Street, New York, NY 10007, Attention: Deputy Comptroller, Finance; and the IBO at 110 William Street, 14th Floor, New York, NY 10038, Attention: Director.

OTHER LOCALITIES

    Certain localities outside New York City have experienced financial problems and have requested and received additional State assistance during the last several State fiscal years. The cities of Yonkers and Troy continue to operate under State-ordered control agencies. The potential impact on the State of any future requests by localities for additional assistance is not included in the projections of the State's receipts and disbursements for the State's 1998-99 fiscal year.

    Eighteen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities and twenty-eight municipalities received more than $32 million in targeted unrestricted aid in the 1997-98 budget. Both of these emergency aid packages were largely continued through the 1998-99 budget. The State also dispersed an additional $21 million among all cities, towns and villages, a 3.9 percent increase in General Purpose State Aid in 1997-98 and continued this increase in 1998-99.

    The 1998-99 budget includes an additional $29.4 million in unrestricted aid targeted to 57 municipalities across the State. Other assistance for municipalities with special needs totals more than $25.6 million. Twelve upstate cities will receive $24.2 million in one-time assistance from cash flow acceleration of State aid.

    The appropriation and allocation of general purpose local government aid among localities, including New York City, is currently the subject of investigation by a State commission. While the distribution of general purpose local government aid was originally based on a statutory formula, in recent years both the total amount appropriated and the amounts appropriated to localities have been determined by the Legislature. A State commission was established to study the distribution and amounts appropriated and the amounts appropriated to localities have been determined by the Legislature. A State commission was established to study the distribution and amounts of general purpose local government aid and recommend a new formula by June 30, 1999, which may change the way aid is allocated.

    Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1996, the total indebtedness of all localities in the State other than New York City was approximately $20.0 billion. A small portion (approximately $77.2 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to State enabling legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than New York City that are authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-one localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1996.

    Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs, which in turn, may require local governments to fund these expenditures from their own resources. It is also possible that the State, New York City, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities may also face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, may also adversely affect localities and necessitate State assistance.


                             YEAR 2000 COMPLIANCE

    New York State is currently addressing "Year 2000" data processing compliance issues. The Year 2000 compliance issue ("Y2K") arises because most computer software programs allocate two digits to the data field for "year" on the assumption that the first two digits will be "19". Such programs will thus interpret the year 2000 as the year 1900 absent reprogramming. Y2K could impact both the ability to enter data into computer programs and the ability of such programs to correctly process data.

    In 1996, the State created the Office for Technology ("OFT") to help address statewide technology issues, including the Year 2000 issue. OFT has estimated that investments of at least $140 million will be required to bring approximately 350 State mission-critical and high-priority computer systems not otherwise scheduled for replacement into Year 2000 compliance, and the State is planning to spend $100 million in the 1998-99 fiscal year for this purpose. Contingency planning is underway for those systems which may be non-compliant prior to failure dates. The enacted budget also continues funding for those systems which may be non- compliant prior to failure dates. The enacted budget also continues funding for major systems scheduled for replacement, including the State payroll, civil service, tax and finance and welfare management systems, for which Year 2000 compliance is included as part of the project.

    OFT is monitoring compliance on a quarterly basis and is providing assistance and assigning resources to accelerate compliance for mission critical systems, with most compliance testing expected to be completed by mid-1999. There can be no guarantee, however, that all of the State's mission critical and high-priority computer systems will be Year 2000 compliant and that there will not be an adverse impact upon State operations or State finances as a result.

                                  LITIGATION


GENERAL

    The legal proceedings noted below involve State finances, and programs and miscellaneous civil rights, real property, contract and other tort claims in which the State is a defendant and the potential monetary claims against the State are substantial, generally in excess of $100 million. These proceedings could adversely affect the financial condition of the State in the 1998-99 fiscal year or thereafter.

    Adverse developments in these proceedings, other proceedings for which there are unanticipated, unfavorable and material judgments, or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1998-99 Financial Plan. The State believes that the 1998-99 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 1998-99 fiscal year. These reserves include (but are not limited to) amounts, appropriated for court of claims payments and projected fund balances in the General Fund. In addition, any amounts ultimately required to be paid by the State may be subject to settlement or may be paid over a multi-year period. There can be no assurance, however, that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 1998-99 Financial Plan resources available for the payment of judgments and, could therefore, affect the ability of the State to maintain a balanced 1998-99 Financial Plan. In its General Purpose Financial Statements, the State reports its estimated liability for awarded and anticipated unfavorable judgments.

                            STATE FINANCE POLICIES
INSURANCE LAW


    Proceedings have been brought by two groups of petitioners each challenging regulations promulgated by the Superintendent of Insurance establishing excess medical malpractice premium rates for the 1986-87 through 1996-97 fiscal years, (New York State Health Maintenance Organization Conference, Inc., et al. v. Muhl et al. ["HMO"], and New York State Conference of Blue Cross and Blue Shield Plans, et al. v. Muhl, et al. ["Blue Cross "I" and "II" "] Supreme Court, Albany County). By order filed January 22, 1997, the Court in Blue Cross I permitted the plaintiffs in HMO to intervene, and dismissed the challenges to the rates for the period prior to 1995-96. By decision dated July 24, 1997, the Court in Blue Cross I held that the determination made by the Superintendent in establishing the 1995-96 rate was arbitrary and capricious and directed that premiums paid pursuant to that determination should be returned to the payors. The State has appealed this decision. The petitioners did not cross appeal. In Blue Cross II, by amended judgment dated April 2, 1998, the Supreme Court annulled the regulation setting the 1996-97 premium rate and directed that all 1996-97 excess malpractice premiums be returned to the payors. The State will not be obligated in either case to pay moneys to any petitioner. Adverse determinations would result in refunds from the affected insurers.


TAX LAW

    In New York Association of Convenience Stores et al. v. Urbach, et al., petitioners New York Association of Convenience Stores, National Association of Convenience Stores, M.W.S. Enterprises, Inc. and Sugarcreek Stores, Inc. seek to compel respondents, the Commissioner of Taxation and Finance and the Department of Taxation and Finance, to enforce sales and excise taxes pursuant to Tax Law Articles 12-A, 20 and 28 on tobacco products and motor fuel sold to non-Indian consumers on Indian reservations. In orders dated August 13, 1996 and August 24, 1996, the Supreme Court, Albany County, ordered, inter alia, that there be equal implementation and enforcement of said taxes for sales to non-Indian consumers on and off Indian reservations, and further ordered that, if respondents failed to comply within 120 days, no tobacco products or motor fuel could be introduced onto Indian reservations other than for Indian consumption or, alternatively, the collection and enforcement of such taxes would be suspended statewide. Respondents appealed to the Appellate Division, Third Department and invoked CPLR 5519(a)(1), which provides that the taking of the appeal stayed all proceedings to enforce the orders pending the appeal. Petitioner's motion to vacate the stay was denied. In a decision entered May 8, 1997, the Third Department modified the orders by deleting the portion thereof that provided for the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco products. The Third Department held, inter alia, that petitioners had not sought such relief in their petition and that it was an error for the Supreme Court to have awarded such undemanded relief without adequate notice of its intent to do so. On May 22, 1997, respondents appealed to the Court of Appeals on other grounds, and again invoked the statutory stay. On October 23, 1997, the Court of Appeals granted petitioners" motion for leave to cross-appeal from the portion of the Third Department's decision that deleted the statewide suspension of the enforcement and collection of the sales and excise taxes on motor fuel and tobacco. The case was argued before the Court of Appeals on March 24, 1998.

CLEAN WATER/CLEAN AIR BOND ACT OF 1996

    In Robert L. Schulz et al. v. The New York State Executive, et al. (Supreme Court, Albany County, commenced October 16, 1996), plaintiffs challenge the enactment of the Clean Water/Clean Air Bond Act of 1996 and its implementing legislation (1996 Laws of New York, Chapters 412 and 413). Plaintiffs claim, inter alia, that the Bond Act and its implementing legislation violate provisions of the State Constitution requiring that such debt be authorized by law for some single work or purpose distinctly specified therein and forbidding incorporation of other statutes by reference.


    In an opinion dated June 9, 1998, the Court of Appeals affirmed the July 17, 1997 order of the Appellate Division, Third Department, affirming the lower court dismissal of this case. On September 9, 1998, plaintiff sought review of this decision from the United States Supreme Court. On November 2, 1998, the United States Supreme Court denied certiorari.

                                STATE PROGRAMS


LINE ITEM VETO

    In an action commenced in June 1998 by the Speaker of the Assembly of the State of New York against the Governor of the State of New York (Silver v. Pataki, Supreme Court, New York County), the Speaker challenges the Governor's application of his constitutional line item veto authority to certain portions of budget bills adopted by the State Legislature contained in Chapters 56, 57 and 58 of the Laws of 1998.

MEDICAID

    Several cases challenge provisions of Chapter 81 of the Laws of 1995 which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are New York State Health Facilities Association, et al. v. DeBuono, et al., St. Luke's Nursing Center, et al. v. DeBuono, et al., New York Association of Homes and Services for the Aging v. DeBuono et al. (three cases), Healthcare Association of New York State v. DeBuono and Bayberry Nursing Home et al. v. Pataki, et al. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and federal law.

    In a consolidated action commenced in 1992, Medicaid recipients and home health care providers and organizations challenge promulgation by the State Department of Social Services ("DSS") in June 1992 of a home assessment resource review instrument ("HARRI"), which is to be used by DSS to determine eligibility for and the nature of home care services for Medicaid recipients, and challenge the policy of DSS of limiting reimbursable hours of service until a patient is assessed using the HARRI (Dowd, et al. v. Bane, Supreme Court, New York County).


    In several cases, plaintiffs seek retroactive claims for reimbursement for services provided to Medicaid recipients who were also eligible for Medicare during the period January 1, 1987 to June 2, 1992. Included are Matter of New York State Radiological Society v. Wing, Appel v. Wing, E.F.S. Medical Supplies v. Dowling, Kellogg v. Wing, Lifshitz v. Wing, New York State Podiatric Medical Association v. Wing and New York State Psychiatric Association v. Wing. These cases were commenced after the State's reimbursement methodology was held invalid in New York City Health and Hospital Corp. v. Perales. The State contends that these claims are time-barred. By order dated November 26, 1997, the Appellate Division, Third Department, affirmed that judgment. By decision dated June 9, 1998, the Court of Appeals denied leave to appeal. The time in which to seek further review has expired in the latter case.


    In a judgment dated September 5, 1996, the Supreme Court, Albany County, dismissed Matter of New York State Radiological Society v. Wing as time- barred. By order dated November 26, 1997, the Appellate Division, Third Department, affirmed that judgment. By decision dated June 9, 1998, the Court of Appeals denied leave to appeal.


    Several cases, including Port Jefferson Health Care Facility, et al. v. Wing (Supreme Court, Suffolk County), challenge the constitutionality of Public Health Law (S)2807-d, which imposes a tax on the gross receipts hospitals and residential health care facilities receive from all patient care services. Plaintiffs allege that the tax assessments were not uniformly applied, in violation of federal regulations. In a decision dated June 30, 1997, the Court held that the 1.2 percent and 3.8 percent assessments on gross receipts imposed pursuant to Public Health Law (S)(S) 2807-d(2)(b)(ii) and 2807-d(2)(b)(iii), respectively, are unconstitutional. An order entered August 27, 1997, enforced the terms of the decision. The State appealed that order. By decision and order dated August 31, 1998, the Appellate Division, Second Department, affirmed that order. On September 30, 1998, the State moved for re-argument or, in the alternative, for a certified question for the Court of Appeals to review.

    In a decision dated June 30, 1997, the Court held that the 1.2 percent and
3.8 percent assessments on gross receipts imposed pursuant to Public Health Law
(S)(S) 2807-d(2)(b)(ii) and 2807-d(2)(b)(iii), respectively, are unconstitutional. An order entered August 27, 1997 enforced the terms of the decision. The State has appealed that order.

SHELTER ALLOWANCE

    In an action commenced in March 1987 against State and New York City officials (Jiggetts, et al. v. Bane, et al., Supreme Court, New York County), plaintiffs allege that the shelter allowance granted to recipients of public assistance is not adequate for proper housing.

    In a decision dated April 16, 1997, the Court held that the shelter allowance promulgated by the Legislature and enforced through DSS regulations is not reasonably related to the cost of rental housing in New York City and results in homelessness to families in New York City. A judgment was entered on July 25, 1997, directing, inter alia, that the State (i) submit a proposed schedule of shelter allowances (for the Aid to Dependent Children program and any successor program) that bears a reasonable relation to the cost of housing in New York City; and (ii) compel the New York City Department of Social Services to pay plaintiffs a monthly shelter allowance in the full amount of their contract rents, provided they continue to meet the eligibility requirements for public assistance, until such time as a lawful shelter allowance is implemented, and provide interim relief to other eligible recipients of Aid to Dependent Children under the interim relief system established in this case. The State has appealed to the Appellate Division, First Department, from each and every provision of this judgment except that portion directing the continued provision of interim relief.

    In an opinion dated June 9, 1998, the Court of Appeals affirmed the July 17, 1997 order of the Appellate Division, Third Department, affirming the lower court dismissal of this case.

CIVIL RIGHTS CLAIMS

    In an action commenced in 1980 (United States, et al. v. Yonkers Board of Education, et al.), the United States District Court for the Southern District of New York found, in 1985, that Yonkers and its public schools were intentionally segregated. In 1986, the District Court ordered Yonkers to develop and comply with a remedial educational improvement plan ("EIP I"). On January 19, 1989, the District Court granted motions by Yonkers and the NAACP to add the State Education Department, the Yonkers Board of Education, and the State Urban Development Corporation as defendants, based on allegations that they had participated in the perpetuation of the segregated school system. On August 30, 1993, the District Court found that vestiges of a dual school system continued to exist in Yonkers. On March 27, 1995, the District Court made factual findings regarding the role of the State and the other State defendants (the "State") in connection with the creation and maintenance of the dual school system, but found no legal basis for imposing liability. On September 3, 1996, the United States Court of Appeals for the Second Circuit, based on the District Court's factual findings, held the State defendants liable under 42 USC (S)1983 and the Equal Educational Opportunity Act, 20 USC (S)(S)1701, et seq., for the unlawful dual school system, because the State, inter alia, had taken no action to force the school district to desegregate despite its actual or constructive knowledge of de jure segregation. By order dated October 8, 1997, the District Court held that vestiges of the prior segregated school system continued to exist and that, based on the State's conduct in creating and maintaining that system, the State is liable for eliminating segregation and its vestiges in Yonkers and must fund a remedy to accomplish that goal. Yonkers presented a proposed educational improvement plan ("EIP II") to eradicate these vestiges of segregation. The October 8, 1997 order of the District Court ordered that EIP II be implemented and directed that, within 10 days of the entry of the Order, the State make available to Yonkers $450,000 to support planning activities to prepare the EIP II budget for 1997-98 and the accompanying capital facilities plan. A final judgment to implement EIP II was entered on October 14, 1997. On November 7, 1997, the State appealed that judgment to the Second Circuit. The appeal is pending. Additionally, the Court adopted a requirement that the State pay to Yonkers approximately $9.85 million as its pro rata share of the funding of EIP I for the 1996-97 school year. The requirement for State funding of EIP I was reduced to an order on December 2, 1997 and reduced to a judgment on February 10, 1998. The State appealed that order to the Second Circuit on December 31, 1997 and amended the notice of appeal after entry of the judgment. That appeal has been consolidated with the appeal of the EIP II appeal, and is also pending.

    On June 15, 1998, the District Court issued an opinion setting forth the formula for the allocation of the costs of EIP I and EIP II between the State and the City for the school years 1997-98 through 2005-06.

REAL PROPERTY CLAIMS

    On March 4, 1985 in Oneida Indian Nation of New York, et al. v. County of Oneida, the United States Supreme Court affirmed a judgment of the United States Court of Appeals for the Second Circuit holding that the Oneida Indians have a common-law right of action against Madison and Oneida Counties for wrongful possession of 872 acres of land illegally sold to the State in 1795. At the same time, however, the Court reversed the Second Circuit by holding that a third-party claim by the counties against the State for indemnification was not properly before the federal courts. The case was remanded to the District Court for an assessment of damages, which action is still pending. The counties may still seek indemnification in the State courts.

    Several other actions involving Indian claims to land in upstate New York are also pending. Included are Cayuga Indian Nation of New York v. Cuomo, et al., and Canadian St. Regis Band of Mohawk Indians, et al. v. State of New York, et al., both in the United States District Court for the Northern District of New York. The Supreme Court's holding in Oneida Indian Nation of New York may impair or eliminate certain of the State's defenses to these actions but may enhance others.

SHAREHOLDER SERVICING AGENTS

FOR CITIBANK NEW YORK RETAIL BANKING AND
BUSINESS AND PROFESSIONAL CUSTOMERS:
Citibank, N.A.
450 West 33rd Street, New York, NY 10001
(212) 564-3456 or (800) 846-5300


FOR CITIGOLD CLIENTS:
Citigold
P.O. Box 5130, New York, NY 10126-5130
Call Your Citigold Executive or in NY or CT (800) 285-1701, or for all other states, (800) 285-1707


FOR PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Registered Representative or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY l0043 (212) 559-7117

FOR NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200
(212) 736-8170 in New York City

CITIFUNDS(SM) CASH RESERVES
CITIFUNDS(SM) U.S. TREASURY RESERVES
CITIFUNDS(SM) TAX FREE RESERVES
CITIFUNDS(SM) CALIFORNIA TAX FREE RESERVES
CITIFUNDS(SM) CONNECTICUT TAX FREE RESERVES
CITIFUNDS(SM) NEW YORK TAX FREE RESERVES

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043


ADMINISTRATOR AND DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, Boston, MA 02109
(617) 423-1679


TRANSFER AGENT AND CUSTODIAN
 State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
(FOR CITIFUNDS(SM) CASH RESERVES)
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110


(FOR CITIFUNDS(SM) U.S. TREASURY, TAX FREE,
NEW YORK TAX FREE, CALIFORNIA TAX FREE AND
CONNECTICUT TAX FREE RESERVES)
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110


LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110
----------------------------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside of Cover)

                                     PART C

Item 23.  Exhibits.

                *  a(1)       Declaration of Trust of the Registrant
           *, ***  a(2)       Amendments to Declaration of Trust of the
                              Registrant
                *  b(1)       Amended and Restated By-Laws of the Registrant
            *, **  b(2)       Amendments to Amended and Restated By-Laws of the
                              Registrant
                *  e          Distribution Agreement between the Registrant and
                              CFBDS, Inc. ("CFBDS"), as distributor
                *  g          Custodian Contract between the Registrant and
                              State Street Bank and Trust Company ("State
                              Street"), as custodian
                *  h(1)       Amended and Restated Administrative Services Plan
                              of the Registrant
                *  h(2)       Administrative Services Agreement between the
                              Registrant and CFBDS, as administrator
                *  h(3)       Sub-Administrative Services Agreement between
                              Citibank, N.A. and CFBDS
                *  h(4)(i)    Form of Shareholder Servicing Agreement between
                              the Registrant and Citibank, N.A., as shareholder
                              servicing agent
                *  h(4)(ii)   Form of Shareholder Servicing Agreement between
                              the Registrant and a federal savings bank, as
                              shareholder servicing agent
                *  h(4)(iii)  Form of Shareholder Servicing Agreement between the Registrant and CFBDS, as shareholder servicing
                              agent
                *  h(5)       Transfer Agency and Service Agreement between the
                              Registrant and State Street, as transfer agent
                *  h(6)       Amended and Restated Exchange Privilege Agreement
                              between the Registrant, certain other investment
                              companies and CFBDS, as distributor
                *  i          Opinion and consent of counsel
                   j          Independent Accountants' consent
                *  m          Amended and Restated Distribution Plan of the
                              Registrant
                   n          Financial data schedule
              ***  p(1)       Powers of Attorney for the Registrant
              ***  p (2)      Powers of Attorney for Tax Free Reserves Portfolio

------------------
  * Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (File No. 2-87509) as filed with the Securities and Exchange Commission on August 29, 1996.

 ** Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-1A (File No. 2-87509) as filed with the Securities and Exchange Commission on December 23, 1997.

*** Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A (File No. 2-87509) as filed with the Securities and Exchange Commission on October 16, 1998.

Item 24.  Persons Controlled by or under Common Control with Registrant.

         Not applicable.

Item 25.  Indemnification.

         Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, incorporated by reference herein as an Exhibit to the Registrant's Registration Statement on Form N-1A; (b) Section 4 of the Distribution Agreement between the Registrant and CFBDS, incorporated by reference herein as an Exhibit to the Registrant's Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.


Item 26.  Business and Other Connections of Investment Adviser.

         Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, which is, in turn, a wholly owned subsidiary of Citigroup Inc., a registered bank holding company. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): Asset Allocation Portfolios (Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio and Short-Term Portfolio), The Premium Portfolios (Growth & Income Portfolio, Balanced Portfolio, Large Cap Growth Portfolio, International Equity Portfolio, Government Income Portfolio and Small Cap Growth Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, CitiFundsSM Multi-State Tax Free Trust (CitiFundsSM New York Tax Free Reserves, CitiFundsSM Connecticut Tax Free Reserves and CitiFundsSM California Tax Free Reserves), CitiFundsSM Tax Free Income Trust (CitiFundsSM National Tax Free Income Portfolio, CitiFundsSM New York Tax Free Income Portfolio and CitiFundsSM California Tax Free Income Portfolio), CitiFundsSM Institutional Trust (CitiFundsSM Institutional Cash Reserves) and Variable Annuity Portfolios (CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500 and CitiFundsSM Small Cap Growth VIP Portfolio). Citibank and its affiliates manage assets in excess of $290 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

         John S. Reed is the Chairman and a Director of Citibank. Victor J. Menezes is the President and a Director of Citibank. William R. Rhodes and H. Onno Ruding are Vice Chairmen and Directors of Citibank. The other Directors of Citibank are Paul J. Collins, Vice Chairman of Citigroup Inc. and Robert I. Lipp, Chairman and Chief Executive Officer of The Travelers Insurance Group Inc. and of Travelers Property Casualty Corp.

         Each of the individuals named above is also a Director of Citigroup Inc. In addition, the following persons have the affiliations indicated:

Paul J. Collins         Director, Kimberly-Clark Corporation

Robert I. Lipp          Chairman, Chief Executive Officer and President,
                          Travelers Property Casualty Corp.

John S. Reed            Director, Monsanto Company
                        Director, Philip Morris Companies
                          Incorporated
                        Stockholder, Tampa Tank & Welding, Inc.

William R. Rhodes       Director, Private Export Funding
                          Corporation

H. Onno Ruding          Supervisory Director, Amsterdamsch Trustees Cantoor B.V.
                        Director, Pechiney S.A.
                        Advisory Director, Unilever NV and Unilever PLC
                        Director, Corning Incorporated


Item 27.  Principal Underwriters.

         (a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFundsSM International Growth & Income Portfolio, CitiFundsSM International Growth Portfolio, CitiFundsSM Intermediate Income Portfolio, CitiFundsSM Short-Term U.S. Government Income Portfolio, CitiFundsSM Large Cap Growth Portfolio, CitiFundsSM Cash Reserves, CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Premium U.S. Treasury Reserves, CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves, CitiFundsSM Institutional Cash Reserves, CitiFundsSM Institutional Tax Free Reserves, CitiFundsSM California Tax Free Reserves, CitiFundsSM Connecticut Tax Free Reserves, CitiFundsSM New York Tax Free Reserves, CitiFundsSM Balanced Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio, CitiFundsSM Small Cap Growth Portfolio, CitiFundsSM National Tax Free Income Portfolio, CitiFundsSM New York Tax Free Income Portfolio, CitiFundsSM California Tax Free Income Portfolio, CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500, CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect(R) Folio 200, CitiSelect(R) Folio 300, CitiSelect(R) Folio 400, and CitiSelect(R) Folio 500. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio. CFBDS also serves as the distributor for the following funds: The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities, Emerging Growth Fund, Government Fund, Growth and Income Fund, International Equity Fund, Municipal Fund, Balanced Investments, Emerging Markets Equity Investments, Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, International Equity Investments, International Fixed Income Investments, Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Long-Term Bond Investments, Mortgage Backed Investments, Municipal Bond Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, Appreciation Portfolio, Diversified Strategic Income Portfolio, Emerging Growth Portfolio, Equity Income Portfolio, Equity Index Portfolio, Growth & Income Portfolio, Intermediate High Grade Portfolio, International Equity Portfolio, Money Market Portfolio, Total Return Portfolio, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund, Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Balanced Portfolio, Conservative Portfolio, Growth Portfolio, High Growth Portfolio, Income Portfolio, Global Portfolio, Select Balanced Portfolio, Select Conservative Portfolio, Select Growth Portfolio, Select High Growth Portfolio, Select Income Portfolio, Concert Social Awareness Fund, Smith Barney Large Cap Blend Fund, Smith Barney Fundamental Value Fund Inc., Large Cap Value Fund, Short-Term High Grade Bond Fund, U.S. Government Securities Fund, Smith Barney Balanced Fund, Smith Barney Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney Exchange Reserve Fund, Smith Barney High Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Premium Total Return Fund, Smith Barney Total Return Bond Fund, Cash Portfolio, Government Portfolio, Municipal Portfolio, Concert Peachtree Growth Fund, Smith Barney Contrarian Fund, Smith Barney Government Securities Fund, Smith Barney Hansberger Global Small Cap Value Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Investment Grade Bond Fund, Smith Barney Special Equities Fund, Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Large Capitalization Growth Fund, Smith Barney S&P 500 Index Fund, Smith Barney Mid Cap Blend Fund, Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Cash Portfolio, Government Portfolio, Retirement Portfolio, California Money Market Portfolio, Florida Portfolio, Georgia Portfolio, Limited Term Portfolio, New York Money Market Portfolio, New York Portfolio, Pennsylvania Portfolio, Smith Barney Municipal Money Market Fund, Inc., Smith Barney Natural Resources Fund Inc., Smith Barney New Jersey Municipals Fund Inc., Smith Barney Oregon Municipals Fund, Zeros Plus Emerging Growth Series 2000, Smith Barney Security and Growth Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Income Fund, Income and Growth Portfolio, Reserve Account Portfolio, U.S. Government/High Quality Securities Portfolio, Emerging Markets Portfolio, European Portfolio, Global Government Bond Portfolio, International Balanced Portfolio, International Equity Portfolio, Pacific Portfolio, AIM Capital Appreciation Portfolio, Alliance Growth Portfolio, GT Global Strategic Income Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Money Market Portfolio, Smith Barney Pacific Basin Portfolio, TBC Managed Income Portfolio, Van Kampen American Capital Enterprise Portfolio, Centurion Tax-Managed U.S. Equity Fund, Centurion Tax-Managed International Equity Fund, Centurion U.S. Protection Fund, Centurion International Protection Fund, Global High-Yield Bond Fund, International Equity Fund, Emerging Opportunities Fund, Core Equity Fund, Long-Term Bond Fund, Global Dimensions Fund L.P., Citicorp Private Equity L.P., AIM V.I. Capital Appreciation Fund, AIM V.I. Government Series Fund, AIM V.I. Growth Fund, AIM V.I. International Equity Fund, AIM V.I. Value Fund, Fidelity VIP Growth Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Equity Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP II Contrafund Portfolio, Fidelity VIP II Index 500 Portfolio, MFS World Government Series, MFS Money Market Series, MFS Bond Series, MFS Total Return Series, MFS Research Series, MFS Emerging Growth Series, Salomon Brothers Institutional Money Market Fund, Salomon Brothers Cash Management Fund, Salomon Brothers New York Municipal Money Market Fund, Salomon Brothers National Intermediate Municipal Fund, Salomon Brothers U.S. Government Income Fund, Salomon Brothers High Yield Bond Fund, Salomon Brothers Strategic Bond Fund, Salomon Brothers Total Return Fund, Salomon Brothers Asia Growth Fund, Salomon Brothers Capital Fund Inc, Salomon Brothers Investors Fund Inc, Salomon Brothers Opportunity Fund Inc, Salomon Brothers Institutional High Yield Bond Fund, Salomon Brothers Institutional Emerging Markets Debt Fund, Salomon Brothers Variable Investors Fund, Salomon Brothers Variable Capital Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund, Salomon Brothers Variable U.S. Government Income Fund, and Salomon Brothers Variable Asia Growth Fund.

         (b) The information required by this Item 29 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

         (c)      Not applicable.


Item 28.  Location of Accounts and Records.

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

    NAME                                      ADDRESS

    CFBDS, Inc.                               21 Milk Street, 5th Floor
    (administrator and distributor)           Boston, MA 02109

    State Street Bank and Trust Company       1776 Heritage Drive
    (transfer agent and custodian)            North Quincy, MA 02171

    Citibank, N.A.                            153 East 53rd Street
    (investment adviser)                      New York, NY 10043

    SHAREHOLDER SERVICING AGENTS
    Citibank, N.A.                            450 West 33rd Street
                                              New York, NY 10001

    Citibank, N.A. - Citigold                 Citicorp Mortgage Inc. - Citigold
                                              15851 Clayton Road
                                              Ballwin, MO 63011

    Citibank, N.A. - The Citibank Private     153 East 53rd Street
                       Bank                   New York, NY 10043

    Citibank, N.A. - Citibank Global Asset    153 East 53rd Street
                       Management             New York, NY 10043

    Citibank, N.A. - North American Investor  111 Wall Street
                       Services               New York, NY 10094

    Citicorp Investment Services              One Court Square
                                              Long Island City, NY 11120



Item 29.  Management Services.

         Not applicable.


Item 30.  Undertakings.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 21st day of December, 1998.

                                                CITIFUNDS TAX FREE RESERVES

                                                By:    Philip W. Coolidge
                                                       ---------------------
                                                       Philip W. Coolidge
                                                       President

         Pursuant to the requirements of the Securities Act this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated below on December 21, 1998.

       Signature                                        Title
       ---------                                        -----
                                      President, Principal Executive Officer and
Philip W. Coolidge                    Trustee
---------------------
Philip W. Coolidge

                                      Principal Financial Officer and Principal
John R. Elder                         Accounting Officer
---------------------
John R. Elder

C. Oscar Morong, Jr.*                 Trustee
---------------------
C. Oscar Morong, Jr.

Walter E. Robb, III*                  Trustee
---------------------
Walter E. Robb, III

E. Kirby Warren*                      Trustee
---------------------
E. Kirby Warren

*By: Philip W. Coolidge
     ---------------------
     Philip W. Coolidge
     Executed by Philip W. Coolidge on behal
     of those indicated pursuant to
     Powers of Attorney.

                                   SIGNATURES

         Tax Free Reserves Portfolio has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Tax Free Reserves to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 21st day of December, 1998.

                                                TAX FREE RESERVES PORTFOLIO

                                                By:    Philip W. Coolidge
                                                       ---------------------
                                                       Philip W. Coolidge
                                                       President

         This Post-Effective Amendment to the Registration Statement on Form N-1A of CitiFunds Tax Free Reserves has been signed below by the following persons in the capacities indicated below on December 21, 1998.

       Signature                                        Title
       ---------                                        -----
                                      President, Principal Executive Officer and
Philip W. Coolidge                    Trustee
---------------------
Philip W. Coolidge

                                      Principal Financial Officer and Principal
John R. Elder                         Accounting Officer
---------------------
John R. Elder

Elliott J. Berv*                      Trustee
---------------------
Elliott J. Berv

Riley C. Gilley*                      Trustee
---------------------
Riley C. Gilley

Walter E. Robb, III*                  Trustee
---------------------
Walter E. Robb, III

*By: Philip W. Coolidge
     ---------------------
     Philip W. Coolidge
     Executed by Philip W. Coolidge on behalf
     of those indicated pursuant to
     Powers of Attorney.

                                  EXHIBIT INDEX

Exhibit
No.:                Description:
----                ------------

j                   Independent Accountants' consent
n                   Financial data schedule